                              GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We"). The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Loomis Sayles Global Markets
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Bond Debenture
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class 2          Portfolio -- Class B
  Dynamic Capital Appreciation                     MetLife Aggressive Strategy
     Portfolio -- Service Class 2                     Portfolio -- Class B
  Equity-Income Portfolio -- Initial Class         MFS(R) Emerging Markets Equity
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Research International
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Fund Portfolio -- Class A
  Enterprise Portfolio                             Pioneer Strategic Income Portfolio -- Class
  Worldwide Portfolio                                 A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap                                     METROPOLITAN SERIES FUND
  Value Portfolio -- Class I                       Barclays Capital Aggregate Bond Index
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class D
     Value Portfolio -- Class I                    BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Diversified Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Large Cap Value
  Legg Mason Investment Counsel Variable              Portfolio -- Class B
     Social Awareness                              BlackRock Legacy Large Cap Growth
  Portfolio                                           Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          BlackRock Money Market Portfolio -- Class E
  Legg Mason Western Asset Variable High           Davis Venture Value Portfolio -- Class A
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         Jennison Growth Portfolio -- Class A
  American Funds Balanced Allocation               MetLife Conservative Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds Growth Allocation                 MetLife Conservative to Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds Moderate Allocation               MetLife Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate to Aggressive Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Stock Index Portfolio -- Class A
  Clarion Global Real Estate                       MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      MSCI EAFE(R) Index Portfolio -- Class A
  Harris Oakmark International                     Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Russell 2000(R) Index Portfolio -- Class A
     A                                             T. Rowe Price Large Cap Growth
  Janus Forty Portfolio -- Class A                    Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class A              T. Rowe Price Small Cap Growth
  Legg Mason ClearBridge Aggressive Growth            Portfolio -- Class B
     Portfolio -- Class B                          Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED: APRIL 30, 2012

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    14
403(b) Plan Termination.................................................    14
The Annuity Contract....................................................    14
  Civil Unions..........................................................    15
  Contract Owner Inquiries..............................................    15
  Allocated Contracts...................................................    15
  Unallocated Contracts.................................................    15
  Purchase Payments.....................................................    16
  Purchase Payments -- Section 403(b) Plans.............................    16
  Accumulation Units....................................................    16
  The Funding Options...................................................    17
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    23
  Met Investors Series Trust -- Asset Allocation Portfolios.............    23
Charges and Deductions..................................................    23
  General...............................................................    23
  Surrender Charge......................................................    24
  Free Withdrawal Allowance.............................................    25
  Mortality and Expense Risk Charge.....................................    25
  Funding Option Expenses...............................................    26
  Variable Liquidity Benefit Charge.....................................    26
  Administrative Charge.................................................    26
  TPA Administrative Charges............................................    27
  Premium Tax...........................................................    27
  Changes in Taxes Based upon Premium or Value..........................    27
  Account Reduction Loan Fees...........................................    27
Transfers...............................................................    27
  Market Timing/Excessive Trading.......................................    28
  Dollar Cost Averaging.................................................    30
Access to Your Money....................................................    30
  Systematic Withdrawals................................................    31
  Account Reduction Loans...............................................    31
Ownership Provisions....................................................    32
  Types of Ownership....................................................    32
  Contract Owner........................................................    32
  Beneficiary...........................................................    32
  Annuitant.............................................................    32
Death Benefit...........................................................    32
  Death Benefit Proceeds Prior to the Maturity Date.....................    32
  Payment of Proceeds...................................................    33
  Death Proceeds after the Maturity Date................................    34
  Total Control Account.................................................    34
The Annuity Period......................................................    34
  Maturity Date.........................................................    34
  Variable Annuity......................................................    35
  Fixed Annuity.........................................................    35
  Election of Options...................................................    35
  Retired Life Certificate..............................................    36
  Allocation of Cash Surrender Value During the Annuity Period..........    36
  Annuity Options.......................................................    36
  Variable Liquidity Benefit............................................    37
Miscellaneous Contract Provisions.......................................    38
  Right to Return.......................................................    38
  Termination of Allocated Contracts....................................    38
  Contract Exchanges....................................................    39
  Contract Value........................................................    40
  Suspension of Payments................................................    40
  Misstatement..........................................................    40
  Funding Options.......................................................    40
The Separate Account....................................................    40
  Performance Information...............................................    41
Federal Tax Considerations..............................................    41
  General...............................................................    42
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    43
  Separate Account Charges..............................................    43
  Qualified Contracts...................................................    43
  TSAs (ERISA and non-ERISA) - 403(b)...................................    46
  457(b) Plans..........................................................    48
  403(a)................................................................    49
  KEOGH.................................................................    49
  401(k)................................................................    49
  Non-Qualified Annuities...............................................    49
  Puerto Rico Tax Considerations........................................    52
Other Information.......................................................    55
  The Insurance Company.................................................    55
  Financial Statements..................................................    55
  Distribution of the Contracts.........................................    55
  Conformity with State and Federal Laws................................    57
  Voting Rights.........................................................    57
  Contract Modification.................................................    58
  Postponement of Payment (the "Emergency Procedure")...................    58
  Restrictions on Financial Transactions................................    58
  Legal Proceedings.....................................................    58
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1
Appendix G: Premium Tax Table...........................................   G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:

                               GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

                                             YEARS SINCE
  CONTINGENT DEFERRED SALES CHARGE      PURCHASE PAYMENT MADE    PERCENTAGE
------------------------------------    ---------------------    ----------
As a percentage of Purchase Payments             0-5                 5%
                                                  6+                 0%


                                       OR

           SURRENDER CHARGE              CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00

---------
(1)   Loans will be charged an initial set-up fee of $75.00.

VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts
  only).............................................................   $15


                                    AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE (As a percentage of amounts
  allocated to the Funding Options under allocated Contracts).......   0.10%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES(3)
(As a percentage of average daily net assets of the Separate Account)

MORTALITY AND EXPENSE RISK FEES(4)...........................................    1.20%


(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the Legg Mason Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value
      Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio
      -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund, Inc.: and an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.60%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class
     2...........................     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio -- Service Class
     2...........................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Equity-Income
     Portfolio -- Initial Class..     0.46%          --        0.10%            --            0.56%           --          0.56%
  High Income
     Portfolio -- Initial
     Class+......................     0.57%          --        0.12%            --            0.69%           --          0.69%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............     1.10%        0.25%       0.25%            --            1.60%           --          1.60%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
  Worldwide Portfolio............     0.66%        0.25%       0.05%            --            0.96%           --          0.96%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.37%           0.99%           --          0.99%
  American Funds(R) Growth
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.01%          0.39%           1.02%           --          1.02%
  American Funds(R) Moderate
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.36%           0.98%           --          0.98%
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.62%        0.25%       0.03%            --            0.90%           --          0.90%
  Loomis Sayles Global Markets
     Portfolio -- Class A........     0.70%          --        0.10%            --            0.80%           --          0.80%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio -- Class B........     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income Portfolio
     -- Class A..................     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.03%            --            0.91%         0.03%         0.88%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class E........     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A........     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Oppenheimer Global Equity
     Portfolio -- Class A........     0.52%          --        0.10%            --            0.62%           --          0.62%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and We have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other underlying funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

EXAMPLES

These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE 1 -- MAXIMUM EXPENSE WITH CONTINGENT DEFERRED SALES CHARGE


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $809       $1,394      $2,050      $3,345      $309        $944       $1,600
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  988      $1,361      $1,899      $177        $538       $  911
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,345
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,899



EXAMPLE 2 -- MAXIMUM EXPENSE WITH SURRENDER CHARGE


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $809       $1,304      $1,870      $3,345      $309        $944       $1,600
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  898      $1,181      $1,899      $177        $538       $  911
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,345
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,899



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.

403(B) PLAN TERMINATIONS

Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Contract surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered Annuity ERISA Plan.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA") does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

CIVIL UNIONS

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of Annuity products that provide benefits based upon status of a spouse should consult a tax adviser.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m.

Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio -- Service Class 2                                         Company
                                                                       Subadviser: FMR Co., Inc.
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company
                                   potential for capital               Subadviser: FMR Co., Inc.
                                   appreciation. The fund's goal is
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the S&P
                                   500(R) Index.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
High Income Portfolio -- Initial   Seeks a high level of current       Fidelity Management & Research
  Class+                           income, while also considering      Company
                                   growth of capital.                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio                Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks high current income as its    Legg Mason Partners Fund
  Variable High Income Portfolio   primary objective and capital       Advisor, LLC
                                   appreciation as its secondary       Subadvisers: Western Asset
                                   objective.                          Management Company; Western
                                                                       Asset Management Company Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Balanced         Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and
  C                                growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
American Funds(R) Growth           Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  C
American Funds(R) Moderate         Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  C                                capital, with a greater emphasis
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason ClearBridge             Seeks capital appreciation.         MetLife Advisers, LLC
  Aggressive Growth                                                    Subadviser: ClearBridge
  Portfolio -- Class B                                                 Advisors, LLC
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
METROPOLITAN SERIES FUND
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner or Annuitant;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and

     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date You make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employer Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another contract issued by Us

     - if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

     - to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

Withdrawals pursuant to a request to divide Contract Value due to a divorce or separation instrument may be subject to surrender charges, if permissible under tax law.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Fidelity(R) High Income Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Worldwide Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio
-- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing activity or disruptive trading of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

      (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or

     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive Due Proof of Death and instruction for payment in Good Order.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE        The Beneficiary (ies), or     Unless the Beneficiary        Yes
ANNUITANT)                   if none, to the Contract      elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE            The Beneficiary (ies), or     Unless the Beneficiary        Yes
ANNUITANT)                   if none, to the Contract      elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or     Unless the Beneficiary        Yes
CONTRACT OWNER)              if none, to the Contract      elects to continue the
                             Owner.                        Contract rather than
                                                           receive the distribution.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A  The Beneficiary (ies) (e.g.                                 Yes (Death of
NONNATURAL ENTITY/TRUST)     the trust) or if none, to                                   Annuitant is
                             the owner.                                                  treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
------------------------------------------------------------------------------------------------------
BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT              The Beneficiary(ies), or if   Unless the Beneficiary        Yes
                             none, to the Contract         elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. (This requirement may be changed by Us.) Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95(th) birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Options 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

CONTRACT VALUE

During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.

PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 457(b), 403(a), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 457(b), 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                             --------------------------------------------
                                                            TYPE OF CONTRACT
-----------------------------------------------------------------------------------------
                                               401(K)
                                                AND     403(B)  457(B)-             NON-
                                               KEOGH     -TSA     (2)     403(A)    QUAL
-----------------------------------------------------------------------------------------
In a series of substantially equal payments
made annually (or more frequently) for life      X(1)     X(1)     X(1)     X(1)     X
or life expectancy (SEPP)
-----------------------------------------------------------------------------------------

After You die                                    X        X        X        X        X
-----------------------------------------------------------------------------------------

After You become totally disabled (as
defined in the Code)                             X        X        X        X        X
-----------------------------------------------------------------------------------------

To pay deductible medical expenses               X        X        X        X
-----------------------------------------------------------------------------------------

After Separation from service if You are
over 55 at time of separation(1)                 X        X        X        X
-----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies           X        X        X        X
-----------------------------------------------------------------------------------------

Pursuant to qualified domestic relations
orders                                           X        X        X        X
-----------------------------------------------------------------------------------------
Certain immediate income annuities providing
a series of substantially equal periodic
payments made annually (or more frequently)                                          X
over the specified payment period
-----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax advisor as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.

TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

     - Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

SECTION 403(B) COLLATERALIZED LOANS

If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

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403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax advisor about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

NON-QUALIFIED ANNUITIES

     - Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

     - Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

     - Your non-qualified Contract may be exchanged for another non-qualified Annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified Annuity contract or a long-term care contract in a tax-free Section 1035 exchange.

     - Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified Annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180 day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult you own independent tax adviser prior to a partial exchange.

     - Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of Annuity contracts.

     - Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

     - Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

     - When a non-natural person owns a non-qualified Contract, the Annuity will generally not be treated as an Annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an Annuity owned by a non-natural person as agent for an individual will be treated as an Annuity for tax purposes.

     - In those limited situations where the Annuity is beneficially owned by a non-natural person and the Annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified Annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payments and then from taxable payment of earnings.

ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified Annuity may not be transferred in a tax-free exchange into another Annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax adviser before You partially annuitize Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate Annuity where transfers/ reallocations are permitted between Subaccounts or from a Subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to Variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an Annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the Annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the Annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract). Additionally, naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.

DIVERSIFICATION

In order for Your non-qualified Contract to be considered an Annuity contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     - Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a Fixed Account or Fixed Annuity option.

     - Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

     - Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a Variable Annuity contract under federal tax law and to protect You and other Contract Owners in the Subaccounts from adverse tax consequences.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.

A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS

A Variable Annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or Annuity Plan. The employer may purchase the Annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) Annuity contract(s) for his employees.

The Purchase Payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the Annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each Annuity Payment received.

The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an Annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.

If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified Annuity plans may be used by an employer to provide additional benefits to key employees.

Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") Plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the Variable Annuity Contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.


A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2), 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.

The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions


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

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS

The financial statements for the insurance Company and for the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2011, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds' shares in connection with the Contract: the American Funds(R) Growth Fund, the American Funds(R) Global Growth Fund, the American Funds(R) Growth-Income Fund, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.930          0.889                --
                                                       2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.655          1.499         3,069,218
                                                       2010      1.490          1.655         2,735,685
                                                       2009      1.053          1.490         1,876,048
                                                       2008      1.657          1.053         1,242,629

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.406          1.337         4,214,472
                                                       2010      1.191          1.406         4,328,492
                                                       2009      0.860          1.191         3,306,607
                                                       2008      1.479          0.860         2,766,884

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.217          1.188         2,709,698
                                                       2010      1.099          1.217         2,252,078
                                                       2009      0.842          1.099         1,552,987
                                                       2008      1.308          0.842         1,185,410

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.415          1.358                --
                                                       2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.723          1.632                --
                                                       2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.665          1.609         5,678,027
                                                       2010      1.432          1.665         5,177,190
                                                       2009      1.064          1.432         4,323,092
                                                       2008      1.867          1.064         3,733,850
                                                       2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount
  (Service Class 2) (5/01)...........................  2011      1.294          1.251            68,707
                                                       2010      1.104          1.294           104,921
                                                       2009      0.818          1.104           100,461
                                                       2008      1.403          0.818            88,755
                                                       2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      2.017          2.024            61,065
                                                       2010      1.762          2.017            56,240
                                                       2009      1.362          1.762            53,238
                                                       2008      2.389          1.362           146,959
                                                       2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.225          2.048                --
                                                       2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.617          1.672             1,867
                                                       2010      1.429          1.617            34,927
                                                       2009      0.999          1.429            34,927
                                                       2008      1.339          0.999            37,512
                                                       2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.521          2.234         2,584,570
                                                       2010      1.973          2.521         2,275,753
                                                       2009      1.420          1.973         1,786,511
                                                       2008      2.366          1.420         1,535,912
                                                       2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.404          2.011           189,511
                                                       2010      2.057          2.404           212,374
                                                       2009      1.199          2.057           209,376
                                                       2008      2.550          1.199           387,232
                                                       2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.528          1.358           383,587
                                                       2010      1.418          1.528           393,940
                                                       2009      1.041          1.418           429,606
                                                       2008      1.757          1.041           350,061
                                                       2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.345          1.315           469,253
                                                       2010      1.078          1.345           450,604
                                                       2009      0.751          1.078           383,306
                                                       2008      1.346          0.751           354,214
                                                       2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.913          0.780            99,145
                                                       2010      0.795          0.913            87,463
                                                       2009      0.582          0.795           198,279
                                                       2008      1.060          0.582           350,259
                                                       2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.108          1.129         1,101,481
                                                       2010      0.892          1.108         1,195,312
                                                       2009      0.667          0.892         1,413,503
                                                       2008      1.126          0.667         1,539,345
                                                       2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.362          1.461            28,342
                                                       2010      1.221          1.362            29,937
                                                       2009      0.999          1.221            21,190
                                                       2008      1.547          0.999            19,862
                                                       2007      1.529          1.547            17,326

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.227          1.145           893,033
                                                       2010      1.059          1.227           990,582
                                                       2009      0.824          1.059         1,203,817
                                                       2008      1.306          0.824         1,249,595
                                                       2007      1.355          1.306         1,331,029

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.649          1.629           166,723
                                                       2010      1.510          1.649           154,347
                                                       2009      1.067          1.510            74,119
                                                       2008      1.712          1.067            93,392
                                                       2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.787          1.865           790,456
                                                       2010      1.643          1.787           783,808
                                                       2009      1.327          1.643           585,486
                                                       2008      2.074          1.327           604,312
                                                       2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.426          1.437           546,075
                                                       2010      1.146          1.426           470,162
                                                       2009      0.807          1.146           402,831
                                                       2008      1.370          0.807           347,536
                                                       2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.135          1.226                 0
                                                       2010      1.101          1.135            95,905
                                                       2009      0.861          1.101            84,537
                                                       2008      1.531          0.861            89,068
                                                       2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.061          2.048           111,826
                                                       2010      1.849          2.061           110,723
                                                       2009      1.514          1.849           123,343
                                                       2008      2.036          1.514            78,316
                                                       2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.061          1.051                --
                                                       2010      0.977          1.061            26,071
                                                       2009      0.837          0.977            62,855
                                                       2008      1.069          0.837            59,470
                                                       2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      2.024          2.061            32,924
                                                       2010      1.746          2.024            36,777
                                                       2009      1.098          1.746            30,623
                                                       2008      1.578          1.098            46,937
                                                       2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.419          1.416                --
                                                       2009      1.424          1.419                58
                                                       2008      1.397          1.424         1,026,538
                                                       2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.609          2.522                --
                                                       2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.993          2.033         1,126,789
                                                       2010      1.725          1.993         1,313,771
                                                       2009      1.178          1.725           963,309
                                                       2008      1.561          1.178           822,732
                                                       2007      1.593          1.561           863,101

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.265          1.260            32,311
                                                       2010      1.130          1.265           107,948
                                                       2009      0.954          1.130             2,953
                                                       2008      1.531          0.954            14,770
                                                       2007      1.509          1.531           128,068

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.938          0.883         1,353,015
                                                       2010      0.812          0.938         1,375,066
                                                       2009      0.604          0.812         1,220,900
                                                       2008      1.040          0.604         1,101,186
                                                       2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.240          1.108             3,579
                                                       2010      1.044          1.240            17,365
                                                       2009      0.813          1.044            30,638
                                                       2008      1.090          0.813            36,448

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.011          0.984           199,530
                                                       2010      0.907          1.011           135,545
                                                       2009      0.705          0.907            48,287
                                                       2008      1.001          0.705            42,820

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.962          0.911           207,415
                                                       2010      0.853          0.962           137,462
                                                       2009      0.640          0.853            53,093
                                                       2008      1.000          0.640            18,406

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.036          1.032            88,986
                                                       2010      0.948          1.036            58,626
                                                       2009      0.773          0.948            24,467
                                                       2008      1.002          0.773            20,363

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      2.008          1.717                --
                                                       2010      1.732          2.008                --
                                                       2009      1.121          1.732                --
                                                       2008      1.793          1.121                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.348          1.328            14,554
                                                       2010      1.072          1.348            31,634
                                                       2009      0.804          1.072            34,852
                                                       2008      1.231          0.804            31,883

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.776          2.557         4,592,561
                                                       2010      2.546          2.776         4,426,605
                                                       2009      1.789          2.546         4,099,024
                                                       2008      3.094          1.789         3,609,955
                                                       2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.677          2.525           527,129
                                                       2010      2.185          2.677           496,271
                                                       2009      1.603          2.185           514,501
                                                       2008      2.518          1.603           445,991

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.818          0.840            32,487
                                                       2010      0.665          0.818             6,983
                                                       2009      0.503          0.665             1,778
                                                       2008      0.794          0.503             2,336

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.703          1.690                --
                                                       2008      2.292          1.703         1,040,406
                                                       2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.696          0.742                --
                                                       2010      0.652          0.696            14,550
                                                       2009      0.476          0.652            10,962
                                                       2008      0.906          0.476                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.358          3.296             9,132
                                                       2010      2.760          3.358             8,250
                                                       2009      1.969          2.760             8,766
                                                       2008      3.253          1.969           161,441
                                                       2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.209          2.302            89,531
                                                       2010      1.964          2.209           100,445
                                                       2009      1.441          1.964           101,707
                                                       2008      1.776          1.441           164,857
                                                       2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.338          1.281           159,576
                                                       2010      1.072          1.338           184,167
                                                       2009      0.852          1.072           186,511
                                                       2008      1.287          0.852           162,716

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.651          0.621                --
                                                       2008      1.142          0.651            38,830
                                                       2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.093          0.941           373,843

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.764          3.052            95,800
                                                       2010      3.054          3.764           111,897
                                                       2009      1.816          3.054           216,834
                                                       2008      4.094          1.816           208,396
                                                       2007      3.227          4.094           165,682

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.397          1.240           407,878
                                                       2010      1.262          1.397           374,668
                                                       2009      0.965          1.262           416,642
                                                       2008      1.684          0.965           451,543
                                                       2007      1.593          1.684           505,549

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.093          1.011           100,028
                                                       2010      0.832          1.093           108,020
                                                       2009      0.532          0.832            61,048
                                                       2008      0.953          0.532            30,690

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.932          0.917           321,699
                                                       2010      0.855          0.932           279,044
                                                       2009      0.597          0.855           248,181
                                                       2008      1.059          0.597           348,272

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.286          1.425           694,688
                                                       2010      1.198          1.286           707,526
                                                       2009      1.018          1.198           654,510
                                                       2008      1.133          1.018           879,320

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.854          1.901         6,897,380
                                                       2010      1.724          1.854         5,348,047
                                                       2009      1.537          1.724         2,664,935

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.613          1.530           106,516
                                                       2010      1.396          1.613           181,948
                                                       2009      1.134          1.396           208,590
                                                       2008      1.698          1.134           161,779
                                                       2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.348          2.419           684,209
                                                       2010      2.106          2.348           714,453
                                                       2009      1.592          2.106           586,022
                                                       2008      1.794          1.592           323,848
                                                       2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.630          5.372                --
                                                       2010      4.840          5.630                --
                                                       2009      4.113          4.840                --
                                                       2008      6.150          4.113                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.360          1.231         1,680,695
                                                       2010      1.141          1.360         1,755,586
                                                       2009      0.908          1.141         1,622,276
                                                       2008      1.302          0.908         1,412,540
                                                       2007      1.416          1.302         1,323,664

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.154          2.302         1,164,754
                                                       2010      2.043          2.154           924,433
                                                       2009      1.954          2.043           841,340
                                                       2008      1.855          1.954           809,872
                                                       2007      1.828          1.855           799,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.503          1.447            55,452
                                                       2010      1.313          1.503            78,418
                                                       2009      0.885          1.313            87,510
                                                       2008      1.641          0.885           166,185
                                                       2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.797          1.903           860,094
                                                       2010      1.669          1.797           701,280
                                                       2009      1.534          1.669           385,373
                                                       2008      1.597          1.534           367,198
                                                       2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.795          1.852         1,093,351
                                                       2010      1.647          1.795         1,182,794
                                                       2009      1.412          1.647         1,273,020
                                                       2008      1.889          1.412            37,614
                                                       2007      1.862          1.889            37,628

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.183          1.200           622,195
                                                       2010      1.093          1.183           577,571
                                                       2009      0.990          1.093           553,093
                                                       2008      1.443          0.990            57,091

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.315          1.190         1,624,034
                                                       2010      1.104          1.315         1,335,805
                                                       2009      0.871          1.104           807,801

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.238          2.335                --
                                                       2008      3.441          2.238                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.416          1.411                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.655          0.650                --
                                                       2008      1.102          0.655            97,511
                                                       2007      1.156          1.102            96,900

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.228          1.172           370,706
                                                       2010      1.103          1.228           380,539
                                                       2009      0.841          1.103           368,495
                                                       2008      1.353          0.841           324,641

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.810          0.848                --
                                                       2008      1.476          0.810           820,592
                                                       2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.483          1.382         1,141,787
                                                       2010      1.304          1.483         1,118,553
                                                       2009      1.078          1.304           912,029
                                                       2008      1.647          1.078           832,281

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.913          0.909            44,597
                                                       2010      0.825          0.913            46,826
                                                       2009      0.595          0.825            91,416
                                                       2008      0.892          0.595            88,279

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      1.008          1.096                --
                                                       2010      0.877          1.008           652,513
                                                       2009      0.671          0.877           452,347
                                                       2008      1.133          0.671           353,152
                                                       2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.237          1.270           105,207
                                                       2010      1.131          1.237           335,414
                                                       2009      0.944          1.131           230,078
                                                       2008      1.109          0.944           159,419
                                                       2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.190          1.195           569,123
                                                       2010      1.073          1.190           943,691
                                                       2009      0.873          1.073           647,874
                                                       2008      1.120          0.873           554,788
                                                       2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.137          1.115         2,288,618
                                                       2010      1.011          1.137         2,752,499
                                                       2009      0.804          1.011         1,815,955
                                                       2008      1.133          0.804         1,607,447
                                                       2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.081          1.034         1,205,580
                                                       2010      0.948          1.081         2,750,499
                                                       2009      0.739          0.948         2,516,836
                                                       2008      1.146          0.739         2,123,002
                                                       2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.078          2.104         2,985,130
                                                       2010      1.820          2.078         3,205,205
                                                       2009      1.450          1.820         3,424,479
                                                       2008      2.319          1.450         1,173,180
                                                       2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.330          2.367         2,608,318
                                                       2010      2.133          2.330         2,877,524
                                                       2009      1.813          2.133         2,873,547
                                                       2008      2.348          1.813         2,878,662
                                                       2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.374          1.378           426,155
                                                       2010      1.241          1.374           269,028
                                                       2009      1.033          1.241           316,110
                                                       2008      1.540          1.033           335,922
                                                       2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.687          1.467         1,017,526
                                                       2010      1.569          1.687         1,053,491
                                                       2009      1.226          1.569         1,082,312
                                                       2008      2.130          1.226         1,077,589
                                                       2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.071          0.977           485,285
                                                       2010      0.927          1.071           547,136
                                                       2009      0.665          0.927           523,869
                                                       2008      1.122          0.665           733,293
                                                       2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.989          1.896           746,055
                                                       2010      1.576          1.989           809,535
                                                       2009      1.258          1.576           769,787
                                                       2008      1.904          1.258           692,763
                                                       2007      1.958          1.904           673,607

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.556          1.526            17,174
                                                       2010      1.341          1.556             6,522
                                                       2009      0.943          1.341             2,051
                                                       2008      1.535          0.943            18,997

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.996          2.013           661,884
                                                       2010      1.491          1.996           600,423
                                                       2009      1.082          1.491           593,019
                                                       2008      1.635          1.082           683,628

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.057          2.161           286,013
                                                       2010      1.953          2.057           313,579
                                                       2009      1.880          1.953           374,483
                                                       2008      1.896          1.880           442,793
                                                       2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.479          1.533                --
                                                       2008      1.420          1.479         1,631,914
                                                       2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.027          0.956                --
                                                       2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.593          0.610                --
                                                       2008      1.048          0.593             3,421
                                                       2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723




                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.063          2.175                --
                                                       2006      1.810          2.063         2,006,190
                                                       2005      1.751          1.810         2,036,362
                                                       2004      1.604          1.751         2,117,372
                                                       2003      1.266          1.604         1,886,932
                                                       2002      1.651          1.266         1,708,717

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.580          1.421            85,429
                                                       2010      1.432          1.580            65,853
                                                       2009      1.020          1.432            54,642
                                                       2008      1.611          1.020            45,655

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.342          1.268           129,610
                                                       2010      1.145          1.342           109,771
                                                       2009      0.832          1.145            77,057
                                                       2008      1.438          0.832            55,973

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.162          1.126           162,036
                                                       2010      1.056          1.162           152,334
                                                       2009      0.815          1.056           118,071
                                                       2008      1.272          0.815            97,515

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.657          1.736                --
                                                       2006      1.564          1.657           423,048
                                                       2005      1.523          1.564           439,178
                                                       2004      1.463          1.523           500,491
                                                       2003      1.256          1.463           490,597
                                                       2002      1.394          1.256           459,780

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.556          1.493           133,212
                                                       2010      1.348          1.556           209,389
                                                       2009      1.008          1.348           214,758
                                                       2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.210          1.161            48,406
                                                       2010      1.039          1.210            24,596
                                                       2009      0.775          1.039            19,451
                                                       2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.826          1.820           505,375
                                                       2010      1.606          1.826           903,638
                                                       2009      1.250          1.606         1,021,111
                                                       2008      2.208          1.250         1,027,207
                                                       2007      2.203          2.208         1,083,001
                                                       2006      1.857          2.203         1,286,371
                                                       2005      1.777          1.857         1,512,625
                                                       2004      1.614          1.777         1,487,531
                                                       2003      1.255          1.614         1,360,272
                                                       2002      1.530          1.255         1,219,087

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.056          1.889                --
                                                       2007      1.641          2.056           952,149
                                                       2006      1.556          1.641         1,261,066
                                                       2005      1.490          1.556         1,277,223
                                                       2004      1.460          1.490         1,304,854
                                                       2003      1.113          1.460         1,248,844
                                                       2002      1.614          1.113         1,129,017

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.464          1.503            58,445
                                                       2010      1.303          1.464            68,416
                                                       2009      0.917          1.303            64,998
                                                       2008      1.238          0.917            77,680
                                                       2007      1.220          1.238            98,762
                                                       2006      1.112          1.220            98,035
                                                       2005      1.096          1.112            96,394
                                                       2004      1.014          1.096           168,222
                                                       2003      0.807          1.014           163,263
                                                       2002      0.790          0.807           153,074

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.356          2.074           126,174
                                                       2010      1.857          2.356           184,734
                                                       2009      1.346          1.857           181,117
                                                       2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.295          1.906            54,704
                                                       2010      1.977          2.295            53,879
                                                       2009      1.160          1.977            50,596
                                                       2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287            86,855
                                                       2010      1.363          1.459            90,670
                                                       2009      1.008          1.363            78,947
                                                       2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.372          2.513                --
                                                       2006      1.980          2.372           665,934
                                                       2005      1.931          1.980           709,734
                                                       2004      1.688          1.931           700,415
                                                       2003      1.292          1.688           602,756
                                                       2002      1.366          1.292           533,846

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.050          2.393                --
                                                       2005      1.904          2.050           871,027
                                                       2004      1.660          1.904           891,046
                                                       2003      1.268          1.660           841,902
                                                       2002      1.572          1.268           779,945

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.257          1.220            64,934
                                                       2010      1.015          1.257            92,750
                                                       2009      0.712          1.015            97,000
                                                       2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.853          0.724            48,590
                                                       2010      0.748          0.853            61,176
                                                       2009      0.551          0.748           107,849
                                                       2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.036          1.048           146,999
                                                       2010      0.839          1.036           138,345
                                                       2009      0.632          0.839           148,908
                                                       2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.250          1.331           116,186
                                                       2010      1.128          1.250            39,025
                                                       2009      0.930          1.128            42,471
                                                       2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.147          1.062           238,079
                                                       2010      0.997          1.147           226,004
                                                       2009      0.781          0.997           249,234
                                                       2008      1.247          0.781           254,177
                                                       2007      1.299          1.247           268,175

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.512          1.483            62,707
                                                       2010      1.395          1.512            81,645
                                                       2009      0.993          1.395            96,714
                                                       2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.641          1.700           121,660
                                                       2010      1.518          1.641           147,142
                                                       2009      1.235          1.518           151,067
                                                       2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.332          1.333            38,525
                                                       2010      1.078          1.332            39,688
                                                       2009      0.765          1.078            68,765
                                                       2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.028          1.107                 0
                                                       2010      1.004          1.028           120,547
                                                       2009      0.791          1.004           117,401
                                                       2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.865          1.841           319,925
                                                       2010      1.685          1.865           659,896
                                                       2009      1.390          1.685           680,013
                                                       2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                --
                                                       2010      0.935          1.008                --
                                                       2009      0.807          0.935                --
                                                       2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.833          1.853            28,211
                                                       2010      1.592          1.833            28,165
                                                       2009      1.009          1.592            28,625
                                                       2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.293          1.288                --
                                                       2009      1.307          1.293           797,136
                                                       2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.817          1.841           152,276
                                                       2010      1.584          1.817           184,386
                                                       2009      1.089          1.584           185,304
                                                       2008      1.454          1.089           181,264
                                                       2007      1.490          1.454           178,313

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.161          1.148            31,214
                                                       2010      1.045          1.161            28,934
                                                       2009      0.888          1.045            26,056
                                                       2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849           214,722
                                                       2010      0.791          0.908           263,805
                                                       2009      0.593          0.791           243,514
                                                       2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.199          1.064            12,151
                                                       2010      1.016          1.199            12,115
                                                       2009      0.798          1.016            10,625
                                                       2008      1.074          0.798            10,544

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.992          0.959            25,097
                                                       2010      0.896          0.992            75,423
                                                       2009      0.702          0.896            66,385
                                                       2008      1.001          0.702                --

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.944          0.888            28,125
                                                       2010      0.843          0.944            43,396
                                                       2009      0.637          0.843            24,672
                                                       2008      1.000          0.637             3,272

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.017          1.006            32,628
                                                       2010      0.937          1.017            26,388
                                                       2009      0.770          0.937            15,010
                                                       2008      1.002          0.770               145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.886          1.601                --
                                                       2010      1.637          1.886                --
                                                       2009      1.067          1.637                --
                                                       2008      1.716          1.067                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.297          1.270             3,694
                                                       2010      1.039          1.297             4,360
                                                       2009      0.784          1.039             3,637
                                                       2008      1.207          0.784             5,046

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.513          2.299           859,758
                                                       2010      2.321          2.513         1,131,047
                                                       2009      1.642          2.321         1,277,230
                                                       2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.457          2.301            75,624
                                                       2010      2.019          2.457            83,337
                                                       2009      1.492          2.019           100,690
                                                       2008      2.354          1.492           100,242

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.763          0.779            22,183
                                                       2010      0.625          0.763             6,496
                                                       2009      0.476          0.625             3,644
                                                       2008      0.755          0.476                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.563          1.548                --
                                                       2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.671          0.714                --
                                                       2010      0.634          0.671             2,362
                                                       2009      0.465          0.634             2,277
                                                       2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.040          2.963           406,829
                                                       2010      2.516          3.040           494,426
                                                       2009      1.808          2.516           570,598
                                                       2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.041          2.112             8,728
                                                       2010      1.827          2.041            15,352
                                                       2009      1.350          1.827            12,783
                                                       2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.277          1.214            16,045
                                                       2010      1.030          1.277            12,960
                                                       2009      0.825          1.030             5,966
                                                       2008      1.251          0.825             3,087

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.617          0.587                --
                                                       2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.053          0.903           254,455

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.456          2.783            11,908
                                                       2010      2.824          3.456            15,231
                                                       2009      1.691          2.824            12,933
                                                       2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.306          1.151            84,500
                                                       2010      1.187          1.306            67,115
                                                       2009      0.914          1.187            76,705
                                                       2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.021          0.938            46,266
                                                       2010      0.783          1.021            45,006
                                                       2009      0.504          0.783            43,628
                                                       2008      0.907          0.504            36,975

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.870          0.850         1,216,956
                                                       2010      0.803          0.870         1,393,892
                                                       2009      0.565          0.803         1,500,889
                                                       2008      1.007          0.565         1,805,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.240          1.364             1,650
                                                       2010      1.163          1.240             8,354
                                                       2009      0.995          1.163             2,466
                                                       2008      1.112          0.995                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765           380,614
                                                       2010      1.623          1.733           382,898
                                                       2009      1.453          1.623           327,323

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.460          1.376           168,628
                                                       2010      1.273          1.460           164,021
                                                       2009      1.041          1.273           157,246
                                                       2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.125          2.174            59,778
                                                       2010      1.920          2.125            74,688
                                                       2009      1.461          1.920            93,983
                                                       2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      4.858          4.603                --
                                                       2010      4.206          4.858                --
                                                       2009      3.599          4.206                --
                                                       2008      5.407          3.599                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.298          1.166           133,300
                                                       2010      1.097          1.298           151,085
                                                       2009      0.879          1.097           143,498
                                                       2008      1.269          0.879           185,616
                                                       2007      1.387          1.269           152,474

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.949          2.069            94,698
                                                       2010      1.862          1.949            87,113
                                                       2009      1.794          1.862            74,362
                                                       2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.380          1.319           198,483
                                                       2010      1.213          1.380           213,606
                                                       2009      0.824          1.213           209,357
                                                       2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.638          1.723           172,061
                                                       2010      1.531          1.638           200,641
                                                       2009      1.417          1.531           276,815
                                                       2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.624          1.664           459,023
                                                       2010      1.501          1.624           573,368
                                                       2009      1.296          1.501           739,755
                                                       2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.114          1.122             2,090
                                                       2010      1.036          1.114                --
                                                       2009      0.945          1.036                --
                                                       2008      1.384          0.945                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.197          1.076           511,043
                                                       2010      1.012          1.197           522,827
                                                       2009      0.802          1.012           568,871

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                --
                                                       2008      3.130          2.027                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.277          1.260           343,240
                                                       2010      1.288          1.277           587,116

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.643          0.636                --
                                                       2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.126          1.067           410,888
                                                       2010      1.019          1.126           423,913
                                                       2009      0.782          1.019           417,916
                                                       2008      1.264          0.782           408,659

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.781                --
                                                       2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.350          1.249           226,609
                                                       2010      1.195          1.350           223,988
                                                       2009      0.995          1.195           194,083
                                                       2008      1.527          0.995           198,176

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            39,416
                                                       2010      0.776          0.853            59,441
                                                       2009      0.563          0.776            59,653
                                                       2008      0.849          0.563            65,120

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.974          1.057                --
                                                       2010      0.853          0.974           297,464
                                                       2009      0.657          0.853           235,664
                                                       2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.196          1.219           416,019
                                                       2010      1.101          1.196           351,068
                                                       2009      0.925          1.101           332,614
                                                       2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.150          1.147           313,840
                                                       2010      1.044          1.150           265,434
                                                       2009      0.856          1.044           142,450
                                                       2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.099          1.070         1,453,446
                                                       2010      0.984          1.099         2,025,755
                                                       2009      0.788          0.984         1,525,132
                                                       2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.045          0.992           221,593
                                                       2010      0.923          1.045           195,363
                                                       2009      0.724          0.923           128,468
                                                       2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.881          1.891           891,119
                                                       2010      1.659          1.881         1,554,435
                                                       2009      1.331          1.659         1,822,506
                                                       2008      2.144          1.331         1,837,935
                                                       2007      2.157          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.109          2.128           664,709
                                                       2010      1.945          2.109           769,355
                                                       2009      1.665          1.945           804,617
                                                       2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306            15,183
                                                       2010      1.193          1.312            15,688
                                                       2009      1.000          1.193             2,671
                                                       2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.527          1.319            54,300
                                                       2010      1.430          1.527            66,861
                                                       2009      1.126          1.430            69,826
                                                       2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.037          0.939           730,186
                                                       2010      0.904          1.037         1,097,209
                                                       2009      0.652          0.904         1,526,194
                                                       2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.800          1.704            76,687
                                                       2010      1.437          1.800           102,370
                                                       2009      1.155          1.437           120,346
                                                       2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.429          1.392            17,990
                                                       2010      1.240          1.429            15,781
                                                       2009      0.878          1.240            11,048
                                                       2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.831          1.834           157,641
                                                       2010      1.378          1.831           176,999
                                                       2009      1.007          1.378           163,816
                                                       2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.862          1.942           205,750
                                                       2010      1.780          1.862           212,057
                                                       2009      1.726          1.780           238,592
                                                       2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                --
                                                       2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.562          0.577                --
                                                       2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Metropolitan Series Fund, Inc.s, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio-Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio-Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio-Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio-Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio-Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio-Class B and is no longer available as a Funding Option.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGE

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
  Morgan Stanley EAFE(R) Index Portfolio-        MSCI EAFE(R) Index Portfolio-Class A
     Class A


UNDERLYING FUND MERGER REORGANIZATION

The former Underlying Fund was merged with and into the new Underlying Fund.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND
  Oppenheimer Capital Appreciation Portfolio-  Jennison Growth Portfolio-Class A
     Class A

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

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                  Worldwide Growth Portfolio        Janus Aspen Series Worldwide
                                                                         Growth Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Dynamic Capital Appreciation      Fidelity VIP Dynamic Capital
  Products                             Portfolio                         Appreciation Portfolio
Fidelity(R) Variable Insurance      Equity-Income Portfolio           Fidelity VIP Equity-Income
  Products                                                               Portfolio(R)
Fidelity(R) Variable Insurance      High Income Portfolio             Fidelity VIP High Income
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 15

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

     -    Barclays Capital Aggregate Bond Index Portfolio

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Fidelity((R) )VIP High Income Portfolio

     -    Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

     -    Legg Mason Western Asset Variable High Income Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX G

--------------------------------------------------------------------------------

                                PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.

                                            401(K)
                                            KEOGH        403(B)       403(A)       457(B)        IRA       NON-QUALIFIED
                                          CONTRACTS    CONTRACTS    CONTRACTS    CONTRACTS    CONTRACTS      CONTRACTS
                                          ---------    ---------    ---------    ---------    ---------    -------------
California.............................      0.5%         0.5%         0.5%        2.35%         0.5%          2.35%
Florida(1).............................      1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Maine..................................        --           --           --         2.0%           --           2.0%
Nevada.................................        --           --           --         3.5%           --           3.5%
Puerto Rico(2).........................      1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
South Dakota(3)........................        --           --           --        1.25%           --          1.25%
West Virginia..........................      1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Wyoming................................        --           --           --         1.0%           --           1.0%


---------
1 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, that are taxable at 1%.
2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We").

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
DELAWARE VIP(R) TRUST -- STANDARD CLASS            MetLife Aggressive Strategy
  Delaware VIP(R) Small Cap Value Series              Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     MFS(R) Emerging Markets Equity
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          MFS(R) Research International
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Total Return Portfolio -- Class B
     Fund                                          Pioneer Fund Portfolio -- Class A
  Templeton Foreign Securities Fund                Pioneer Strategic Income Portfolio -- Class
JANUS ASPEN SERIES -- SERVICE SHARES                  A
  Enterprise Portfolio                             T. Rowe Price Large Cap Value
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class B
  Legg Mason ClearBridge Variable                  Third Avenue Small Cap Value
     Appreciation Portfolio -- Class I                Portfolio -- Class B
  Legg Mason ClearBridge Variable Equity           Van Kampen Comstock Portfolio -- Class B
     Income Builder Portfolio -- Class I         METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Fundamental      Barclays Capital Aggregate Bond Index
     All Cap Value Portfolio -- Class I               Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Growth Portfolio -- Class I                      Portfolio -- Class D
  Legg Mason ClearBridge Variable Small Cap        BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason Investment Counsel Variable           BlackRock Large Cap Value
     Social Awareness Portfolio                       Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          BlackRock Legacy Large Cap Growth
  Legg Mason Western Asset Variable High              Portfolio -- Class A
     Income Portfolio                              BlackRock Money Market Portfolio -- Class A
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class A
  American Funds(R) Balanced Allocation            FI Value Leaders Portfolio -- Class D
     Portfolio -- Class C                          Jennison Growth Portfolio -- Class A
  American Funds(R) Growth Allocation              MetLife Conservative Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds(R) Moderate Allocation            MetLife Conservative to Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Moderate to Aggressive Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Stock Index Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Total Return Portfolio -- Class F
  Harris Oakmark International                     MFS(R) Value Portfolio -- Class A
     Portfolio -- Class A                          MSCI EAFE(R) Index Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Russell 2000(R) Index Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A              T. Rowe Price Large Cap Growth
  Legg Mason ClearBridge Aggressive Growth            Portfolio -- Class B
     Portfolio -- Class B                          T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED: APRIL 30, 2012

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    13
  403(b) Plan Terminations..............................................    13
The Annuity Contract....................................................    14
  Civil Unions..........................................................    15
  Contract Owner Inquiries..............................................    15
  Allocated Contracts...................................................    15
  Unallocated Contracts.................................................    15
  Purchase Payments.....................................................    15
  Purchase Payments -- Section 403(b) Plans.............................    16
  Accumulation Units....................................................    16
  The Funding Options...................................................    16
  Metropolitan Series Fund Asset Allocation Portfolios..................    22
  Met Investors Series Trust -- Asset Allocation Portfolios.............    22
Charges and Deductions..................................................    23
  General...............................................................    23
  Surrender Charge......................................................    24
  Free Withdrawal Allowance.............................................    25
  Mortality and Expense Risk Charge.....................................    25
  Funding Option Expenses...............................................    25
  Variable Liquidity Benefit Charge.....................................    25
  Administrative Charge.................................................    25
  TPA Administrative Charges............................................    26
  Premium Tax...........................................................    26
  Changes in Taxes Based upon Premium or Value..........................    26
  Account Reduction Loan Fees...........................................    26
Transfers...............................................................    27
  Market Timing/Excessive Trading.......................................    27
  Dollar Cost Averaging.................................................    29
Access to Your Money....................................................    30
  Systematic Withdrawals................................................    30
  Account Reduction Loans...............................................    31
Ownership Provisions....................................................    31
  Types of Ownership....................................................    31
  Contract Owner........................................................    31
  Beneficiary...........................................................    31
  Annuitant.............................................................    31
Death Benefit...........................................................    31
  Death Benefit Proceeds Prior to the Maturity Date.....................    32
  Payment of Proceeds...................................................    32
  Death Proceeds after the Maturity Date................................    33
  Total Control Account.................................................    33
The Annuity Period......................................................    33
  Maturity Date.........................................................    33
  Allocation of Annuity.................................................    34
  Variable Annuity......................................................    34
  Fixed Annuity.........................................................    34
  Election of Options...................................................    34
  Retired Life Certificate..............................................    35
  Allocation of Cash Surrender Value During the Annuity Period..........    35
  Annuity Options.......................................................    35
  Variable Liquidity Benefit............................................    36
Miscellaneous Contract Provisions.......................................    37
  Right to Return.......................................................    37
  Termination of Allocated Contracts....................................    37
  Contract Exchanges....................................................    38
  Suspension of Payments................................................    39
  Misstatement..........................................................    39
  Funding Options.......................................................    39
The Separate Account....................................................    39
  Performance Information...............................................    40
Federal Tax Considerations..............................................    40
  General...............................................................    41
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    42
  Separate Account Charges..............................................    42
  Qualified Contracts...................................................    42
  TSAs (ERISA and non-ERISA) - 403(b)...................................    45
  457(b) Plans..........................................................    47
  403(a)................................................................    47
  KEOGH.................................................................    47
  401(k)................................................................    48
  Puerto Rico Tax Considerations........................................    48
Other Information.......................................................    50
  The Insurance Company.................................................    50
  Financial Statements..................................................    50
  Distribution of the Contracts.........................................    50
  Conformity with State and Federal Laws................................    52
  Voting Rights.........................................................    53
  Contract Modification.................................................    53
  Postponement of Payment (the "Emergency Procedure")...................    53
  Restrictions on Financial Transactions................................    53
  Legal Proceedings.....................................................    53
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1
Appendix G: Premium Tax Table...........................................   G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:

                            GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum Subaccount administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, (ranging from 0.5% to 3.5% which are applicable only in certain jurisdictions, see Appendix G) which may be applicable.

CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------
SURRENDER CHARGE:...........................................................     5%   (1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.......................................    $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE......................................    $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:..........................................     5%   (3)


As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE FUNDING OPTIONS UNDER ALLOCATED
CONTRACTS)                                                                        0.10%
----------------------------------------------------------------------------      -----



MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)            1.20%(4)
---------------------------------------------------------------------            --------



---------
(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:

CONTRACT YEAR    SURRENDER CHARGE
-------------    ----------------
     0-2                5%
     3-4                4%
     5-6                3%
     7-8                2%
      9+                0%


(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%


(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Legg Mason Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio
      -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.60%
                                                                          -----      -----




UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
DELAWARE VIP(R) TRUST -- STANDARD
  CLASS
  Delaware VIP(R) Small Cap Value
     Series......................     0.73%          --        0.08%            --            0.81%         0.00%         0.81%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio+..................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............     1.10%        0.25%       0.25%            --            1.60%           --          1.60%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
  Worldwide Portfolio+...........     0.66%        0.25%       0.05%            --            0.96%           --          0.96%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I+.......     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I+.......     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.37%           0.99%           --          0.99%
  American Funds(R) Growth
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.01%          0.39%           1.02%           --          1.02%
  American Funds(R) Moderate
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.36%           0.98%           --          0.98%
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.62%        0.25%       0.03%            --            0.90%           --          0.90%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio -- Class B........     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.03%            --            0.91%         0.03%         0.88%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A........     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%
WELLS FARGO VARIABLE
  TRUST -- CLASS 2
  VT Small Cap Value Fund+.......     0.75%        0.25%       0.39%          0.01%           1.40%         0.25%         1.15%


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and We have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other underlying funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

EXAMPLE

The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $790       $1,249      $1,782      $3,190      $290        $889       $1,512
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $657       $  841      $1,089      $1,727      $157        $481       $  819
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,190
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,727



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.

403(B) PLAN TERMINATIONS

Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations".) Contract surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered annuity ERISA Plan.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA") does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit,

Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

CIVIL UNIONS

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of Annuity products that provide benefits based upon status of a spouse should consult a tax adviser.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
DELAWARE VIP(R)
  TRUST -- STANDARD CLASS
Delaware VIP(R) Small Cap Value    Seeks capital appreciation.         Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio+                                                           Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio+               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I+                                                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I+            secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks high current income as its    Legg Mason Partners Fund
  Variable High Income Portfolio   primary objective and capital       Advisor, LLC
                                   appreciation as its secondary       Subadvisers: Western Asset
                                   objective.                          Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced         Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and
  C                                growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
American Funds(R) Growth           Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  C
American Funds(R) Moderate         Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  C                                capital, with a greater emphasis
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason ClearBridge             Seeks capital appreciation.         MetLife Advisers, LLC
  Aggressive Growth                                                    Subadviser: ClearBridge
  Portfolio -- Class B                                                 Advisors, LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Invesco Advisers,
                                                                       Inc.
METROPOLITAN SERIES FUND
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
WELLS FARGO VARIABLE
  TRUST -- CLASS 2
VT Small Cap Value Fund+           Seeks long-term capital             Wells Fargo Funds Management,
                                   appreciation.                       LLC
                                                                       Subadviser: Wells Capital
                                                                       Management Incorporated


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and

     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another contract issued by Us

     - if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

     - to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Delaware VIP Small Cap Value Series, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Worldwide Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Cap Value Fund - the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying

Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the

Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or

     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.

--------------------------------------------------------------------------------------------
                                                                                 MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL              PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:               APPLY*
--------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The Beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
--------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
--------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
--------------------------------------------------------------------------------------------

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. (This requirement may be changed by Us.) Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract is issued in New York on or after April 30, 2007 and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date. (These requirements may be changed by Us.)

ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the

Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.

PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 403(a), 457(b), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                     -----------------------------------
                                                               TYPE OF CONTRACT
----------------------------------------------------------------------------------------
                                                                401(K)
                                                      457(B)-    AND     403(B)
                                                        (2)     KEOGH     -TSA    403(A)
----------------------------------------------------------------------------------------
In a series of substantially equal payments made
annually (or more frequently) for life or life           X(1)     X(1)     X(1)     X(1)
expectancy (SEPP)
----------------------------------------------------------------------------------------

After You die                                            X        X        X        X
----------------------------------------------------------------------------------------

After You become totally disabled (as defined in the
Code)                                                    X        X        X        X
----------------------------------------------------------------------------------------

To pay deductible medical expenses                       X        X        X        X

----------------------------------------------------------------------------------------

                                                     -----------------------------------
                                                               TYPE OF CONTRACT
----------------------------------------------------------------------------------------
                                                                401(K)
                                                       457(-     AND     403(B)
                                                       B)(2)    KEOGH     -TSA    403(A)
----------------------------------------------------------------------------------------
After Separation from service if You are over 55 at
time of separation(1)                                    X        X        X        X
----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies                   X        X        X        X
----------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders          X        X        X        X
----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.

TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

     - Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

SECTION 403(B) COLLATERALIZED LOANS

If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH PLANS

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.

The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS

The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2011, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds shares in connection with the Contract: the American Funds(R) Global Growth Fund, the American Funds(R) Growth Fund, the American Funds(R) Growth-Income Fund, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      1.322          1.398                 --
                                                       2006      1.148          1.322         12,633,367
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.089          1.171                 --
                                                       2006      1.000          1.089              7,441

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      1.155          1.219                 --
                                                       2005      1.097          1.155                 --
                                                       2004      1.000          1.097                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      1.434          1.373                 --
                                                       2007      1.233          1.434             33,514
                                                       2006      1.205          1.233                 --
                                                       2005      1.123          1.205                 --
                                                       2004      1.000          1.123                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.714          1.557          2,852,663
                                                       2010      1.538          1.714          2,724,456
                                                       2009      1.084          1.538          2,563,147
                                                       2008      1.765          1.084          2,317,539
                                                       2007      1.541          1.765          1,422,141
                                                       2006      1.284          1.541                 --
                                                       2005      1.129          1.284                 --
                                                       2004      1.000          1.129                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.488          1.420          5,463,701
                                                       2010      1.257          1.488          5,331,596
                                                       2009      0.905          1.257          5,040,443
                                                       2008      1.619          0.905          4,385,050
                                                       2007      1.446          1.619          2,658,286
                                                       2006      1.316          1.446                 --
                                                       2005      1.136          1.316                 --
                                                       2004      1.000          1.136                 --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.253          1.226          2,985,433
                                                       2010      1.128          1.253          2,838,157
                                                       2009      0.862          1.128          2,658,398
                                                       2008      1.391          0.862          2,240,317
                                                       2007      1.328          1.391          1,795,305
                                                       2006      1.157          1.328                 --
                                                       2005      1.096          1.157                 --
                                                       2004      1.000          1.096                 --

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      1.409          1.401                 --
                                                       2005      1.196          1.409         34,078,290
                                                       2004      1.000          1.196         32,746,008

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.051          2.158                 --
                                                       2006      1.553          2.051                 --
                                                       2005      1.217          1.553                 --
                                                       2004      1.000          1.217                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      1.221          1.615                 --
                                                       2005      1.143          1.221                 --
                                                       2004      1.000          1.143                 --

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      1.691          1.663          3,235,759
                                                       2010      1.282          1.691          3,156,510
                                                       2009      0.976          1.282          2,999,041
                                                       2008      1.395          0.976          2,725,428
                                                       2007      1.499          1.395          2,368,826
                                                       2006      1.294          1.499                 --
                                                       2005      1.186          1.294                 --
                                                       2004      1.000          1.186                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.357          1.304                 --
                                                       2007      1.270          1.357            191,848
                                                       2006      1.094          1.270                 --
                                                       2005      1.051          1.094                 --
                                                       2004      1.000          1.051                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.087          1.031                 --
                                                       2007      1.226          1.087          2,912,629
                                                       2006      1.185          1.226          1,764,552
                                                       2005      1.123          1.185          2,140,789
                                                       2004      1.000          1.123          2,182,428

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.169          1.229                 --
                                                       2006      1.092          1.169          7,009,717
                                                       2005      1.053          1.092          7,352,458
                                                       2004      1.000          1.053          8,060,351

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.536          1.489          6,306,029
                                                       2010      1.318          1.536          6,059,250
                                                       2009      0.975          1.318          5,556,240
                                                       2008      1.707          0.975          5,237,732
                                                       2007      1.460          1.707          4,778,682
                                                       2006      1.314          1.460                 --
                                                       2005      1.130          1.314                 --
                                                       2004      1.000          1.130                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.588          1.540            100,954
                                                       2010      1.350          1.588             83,216
                                                       2009      0.997          1.350             46,484
                                                       2008      1.706          0.997             38,637
                                                       2007      1.603          1.706             28,812
                                                       2006      1.413          1.603                 --
                                                       2005      1.174          1.413                 --
                                                       2004      1.000          1.174                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.198          1.206            130,864
                                                       2010      1.043          1.198            103,438
                                                       2009      0.804          1.043         13,588,022
                                                       2008      1.405          0.804         13,778,552
                                                       2007      1.388          1.405         14,773,307
                                                       2006      1.159          1.388         15,197,568
                                                       2005      1.098          1.159         15,652,636
                                                       2004      1.000          1.098         15,832,603

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      1.560          1.438                 --
                                                       2007      1.232          1.560         19,414,425
                                                       2006      1.157          1.232         19,603,528
                                                       2005      1.097          1.157         21,090,383
                                                       2004      1.000          1.097         22,829,808

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.504          1.560                 --
                                                       2010      1.326          1.504                  0
                                                       2009      0.924          1.326          1,929,209
                                                       2008      1.235          0.924          1,851,856
                                                       2007      1.205          1.235          1,865,547
                                                       2006      1.087          1.205          1,881,872
                                                       2005      1.061          1.087          1,705,182
                                                       2004      1.000          1.061          1,741,580

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      1.949          1.733          8,339,810
                                                       2010      1.521          1.949          8,237,681
                                                       2009      1.092          1.521          7,993,670
                                                       2008      1.813          1.092          7,407,254
                                                       2007      1.576          1.813          5,980,366
                                                       2006      1.407          1.576                 --
                                                       2005      1.195          1.407                 --
                                                       2004      1.000          1.195                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.207          1.425                 --
                                                       2005      1.095          1.207                 --
                                                       2004      1.000          1.095                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.377          1.994            424,056
                                                       2010      2.028          2.377            399,355
                                                       2009      1.178          2.028            341,011
                                                       2008      2.499          1.178            308,192
                                                       2007      1.946          2.499            204,563
                                                       2006      1.524          1.946                 --
                                                       2005      1.200          1.524                 --
                                                       2004      1.000          1.200                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.548          1.379          1,094,936
                                                       2010      1.432          1.548          1,015,476
                                                       2009      1.048          1.432            932,080
                                                       2008      1.763          1.048            869,498
                                                       2007      1.531          1.763            713,223
                                                       2006      1.265          1.531                 --
                                                       2005      1.151          1.265                 --
                                                       2004      1.000          1.151                 --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      1.444          1.535                 --
                                                       2006      1.193          1.444          6,087,115
                                                       2005      1.152          1.193          5,371,617
                                                       2004      1.000          1.152          5,197,684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      1.148          1.322                 --
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.225          1.487                 --
                                                       2005      1.128          1.225                 --
                                                       2004      1.000          1.128                 --

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.063          1.092                 --
                                                       2005      1.053          1.063          1,084,602
                                                       2004      1.000          1.053          1,392,610

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.154          1.197                 --
                                                       2005      1.075          1.154                 --
                                                       2004      1.000          1.075                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.831          1.795            606,912
                                                       2010      1.463          1.831            726,865
                                                       2009      1.016          1.463            727,333
                                                       2008      1.815          1.016            741,312
                                                       2007      1.495          1.815            294,544
                                                       2006      1.324          1.495                 --
                                                       2005      1.185          1.324                 --
                                                       2004      1.000          1.185                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      1.306          1.120            390,947
                                                       2010      1.134          1.306            412,847
                                                       2009      0.828          1.134            385,458
                                                       2008      1.504          0.828            358,193
                                                       2007      1.379          1.504            349,164
                                                       2006      1.173          1.379                 --
                                                       2005      1.115          1.173                 --
                                                       2004      1.000          1.115                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.176          1.334                 --
                                                       2005      1.134          1.176                 --
                                                       2004      1.000          1.134                 --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.254          1.341                 --
                                                       2006      1.172          1.254                 --
                                                       2005      1.106          1.172                 --
                                                       2004      1.000          1.106                 --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.358          1.387          1,097,469
                                                       2010      1.090          1.358          1,027,734
                                                       2009      0.812          1.090            984,624
                                                       2008      1.367          0.812            976,852
                                                       2007      1.351          1.367          1,041,254
                                                       2006      1.245          1.351                 --
                                                       2005      1.119          1.245                 --
                                                       2004      1.000          1.119                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.337          1.368                 --
                                                       2010      1.191          1.337                 --
                                                       2009      0.978          1.191                 --
                                                       2008      1.388          0.978             10,867
                                                       2007      1.284          1.388             13,862
                                                       2006      1.122          1.284                 --
                                                       2005      1.079          1.122                 --
                                                       2004      1.000          1.079                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      1.283          1.400                 --
                                                       2010      1.150          1.283             17,210
                                                       2009      0.945          1.150             13,565
                                                       2008      1.327          0.945             10,572
                                                       2007      1.250          1.327              9,880
                                                       2006      1.063          1.250                 --
                                                       2005      1.069          1.063                 --
                                                       2004      1.000          1.069                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.138          1.224             73,017
                                                       2010      1.017          1.138                403
                                                       2009      0.830          1.017                403
                                                       2008      1.281          0.830                403
                                                       2007      1.264          1.281              5,800

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.276          1.193          1,869,530
                                                       2010      1.097          1.276          1,855,505
                                                       2009      0.851          1.097          1,786,894
                                                       2008      1.345          0.851          1,770,695
                                                       2007      1.333          1.345          1,899,164
                                                       2006      1.144          1.333                 --
                                                       2005      1.095          1.144                 --
                                                       2004      1.000          1.095                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.229          1.217            111,959
                                                       2010      1.122          1.229            110,712
                                                       2009      0.790          1.122            127,423
                                                       2008      1.264          0.790             85,876
                                                       2007      1.204          1.264             84,831
                                                       2006      1.155          1.204                 --
                                                       2005      1.101          1.155                 --
                                                       2004      1.000          1.101                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.231          1.288            503,867
                                                       2010      1.128          1.231            528,791
                                                       2009      0.909          1.128          1,469,016
                                                       2008      1.416          0.909          1,646,790
                                                       2007      1.367          1.416          1,659,898
                                                       2006      1.159          1.367                 --
                                                       2005      1.091          1.159                 --
                                                       2004      1.000          1.091                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.636          1.654            895,676
                                                       2010      1.311          1.636            878,024
                                                       2009      0.921          1.311            841,665
                                                       2008      1.558          0.921            834,719
                                                       2007      1.421          1.558            859,761
                                                       2006      1.264          1.421                 --
                                                       2005      1.208          1.264                 --
                                                       2004      1.000          1.208                 --

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.854          0.835                 --
                                                       2008      1.371          0.854          1,588,820
                                                       2007      1.310          1.371          1,383,906
                                                       2006      1.142          1.310                 --
                                                       2005      1.099          1.142                 --
                                                       2004      1.000          1.099                 --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.295          1.400                  0
                                                       2010      1.252          1.295              6,905
                                                       2009      0.977          1.252          1,091,272
                                                       2008      1.731          0.977          1,059,412
                                                       2007      1.632          1.731          1,185,465
                                                       2006      1.301          1.632          1,324,463
                                                       2005      1.168          1.301            872,130
                                                       2004      1.000          1.168            713,721

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.433          1.428            144,047
                                                       2010      1.281          1.433            141,325
                                                       2009      1.046          1.281          1,150,887
                                                       2008      1.403          1.046          1,212,473
                                                       2007      1.269          1.403          1,262,755
                                                       2006      1.182          1.269          1,106,063
                                                       2005      1.135          1.182          1,212,612
                                                       2004      1.000          1.135          1,305,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.075          1.067                 --
                                                       2010      0.987          1.075             23,331
                                                       2009      0.843          0.987             21,135
                                                       2008      1.073          0.843             33,064
                                                       2007      1.062          1.073             22,540
                                                       2006      1.023          1.062                 --
                                                       2005      1.003          1.023                 --
                                                       2004      1.000          1.003                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.544          1.576             75,330
                                                       2010      1.328          1.544             73,696
                                                       2009      0.833          1.328            608,588
                                                       2008      1.193          0.833            228,174
                                                       2007      1.193          1.193            300,202
                                                       2006      1.078          1.193            159,262
                                                       2005      1.054          1.078            111,166
                                                       2004      1.000          1.054            196,344

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.147          1.146                 --
                                                       2009      1.148          1.147          2,174,244
                                                       2008      1.122          1.148          3,502,978
                                                       2007      1.073          1.122          2,110,589
                                                       2006      1.029          1.073          1,657,937
                                                       2005      1.004          1.029            875,334
                                                       2004      1.000          1.004            866,201

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.425          1.527                 --
                                                       2006      1.266          1.425                 --
                                                       2005      1.210          1.266                 --
                                                       2004      1.000          1.210                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      1.338          1.410                 --
                                                       2006      1.137          1.338                 --
                                                       2005      1.096          1.137                 --
                                                       2004      1.000          1.096                 --

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.228          1.269                 --
                                                       2006      1.094          1.228                 --
                                                       2005      1.062          1.094                 --
                                                       2004      1.000          1.062                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.368          1.444                 --
                                                       2006      1.160          1.368          1,247,352
                                                       2005      1.093          1.160          1,012,417
                                                       2004      1.000          1.093            965,434

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.348          1.407                 --
                                                       2006      1.153          1.348                 --
                                                       2005      1.120          1.153                 --
                                                       2004      1.000          1.120                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.395          1.544                 --
                                                       2006      1.247          1.395                 --
                                                       2005      1.156          1.247                 --
                                                       2004      1.000          1.156                 --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.115          1.155                 --
                                                       2005      1.077          1.115          4,329,664
                                                       2004      1.000          1.077          4,660,460

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.427          1.381                 --
                                                       2007      1.350          1.427          4,987,929
                                                       2006      1.405          1.350          3,442,501

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.549          1.585            937,244
                                                       2010      1.337          1.549            816,308
                                                       2009      0.910          1.337          2,273,463
                                                       2008      1.203          0.910          1,635,894
                                                       2007      1.174          1.203          1,630,624
                                                       2006      1.104          1.174                 --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.478          1.557                 --
                                                       2006      1.384          1.478                 --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.308          1.307            168,600
                                                       2010      1.166          1.308            155,092
                                                       2009      0.981          1.166            156,736
                                                       2008      1.569          0.981            117,188
                                                       2007      1.544          1.569             72,507

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.952          0.899          1,869,503
                                                       2010      0.821          0.952          1,601,331
                                                       2009      0.609          0.821          1,933,975
                                                       2008      1.046          0.609          1,237,039
                                                       2007      1.231          1.046            903,529
                                                       2006      1.003          1.231             20,798

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.258          1.127            185,457
                                                       2010      1.055          1.258            158,561
                                                       2009      0.820          1.055            137,429
                                                       2008      1.100          0.820            112,111
                                                       2007      1.114          1.100             83,775
                                                       2006      1.036          1.114                 --

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.019          0.995            887,624
                                                       2010      0.911          1.019            432,757
                                                       2009      0.707          0.911            474,891
                                                       2008      1.001          0.707            225,575

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.969          0.921            590,386
                                                       2010      0.857          0.969            374,616
                                                       2009      0.641          0.857            372,357
                                                       2008      1.000          0.641            203,854

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.045          1.043            271,370
                                                       2010      0.953          1.045            249,221
                                                       2009      0.775          0.953            151,787
                                                       2008      1.002          0.775             58,926

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.704          1.461            407,091
                                                       2010      1.465          1.704            354,738
                                                       2009      0.945          1.465            351,004
                                                       2008      1.599          0.945            245,138
                                                       2007      1.617          1.599            248,508
                                                       2006      1.455          1.617                 --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.370          1.354             72,744
                                                       2010      1.087          1.370             76,120
                                                       2009      0.812          1.087             75,752
                                                       2008      1.327          0.812             71,825
                                                       2007      1.194          1.327             41,892
                                                       2006      1.193          1.194                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.705          1.576          2,207,792
                                                       2010      1.560          1.705          2,320,705
                                                       2009      1.092          1.560         31,683,592
                                                       2008      1.884          1.092         32,541,062
                                                       2007      1.448          1.884         31,190,027
                                                       2006      1.401          1.448         30,060,809

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      1.478          1.398          1,436,321
                                                       2010      1.203          1.478          1,409,057
                                                       2009      0.880          1.203          4,903,627
                                                       2008      1.111          0.880          4,797,394
                                                       2007      1.243          1.111                338

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.843          0.868             69,509
                                                       2010      0.683          0.843             22,655
                                                       2009      0.515          0.683            140,135
                                                       2008      0.811          0.515             57,743

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.974          0.967                 --
                                                       2008      1.306          0.974          4,002,448
                                                       2007      1.232          1.306          4,357,232
                                                       2006      1.155          1.232          3,999,340

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.707          0.754                 --
                                                       2010      0.661          0.707              2,935
                                                       2009      0.480          0.661            175,156
                                                       2008      0.913          0.480             52,234

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      1.926          1.896                  0
                                                       2010      1.578          1.926                 (0)
                                                       2009      1.123          1.578          6,355,819
                                                       2008      1.849          1.123          6,598,997
                                                       2007      1.525          1.849          6,779,807

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.580          1.652            922,399
                                                       2010      1.400          1.580            993,773
                                                       2009      1.024          1.400            878,291
                                                       2008      1.259          1.024            880,865
                                                       2007      1.182          1.259            775,065
                                                       2006      1.118          1.182                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.350          1.296            495,119
                                                       2010      1.078          1.350            492,045
                                                       2009      0.855          1.078            749,936
                                                       2008      1.400          0.855            660,394
                                                       2007      1.529          1.400            471,238

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.831          0.793                 --
                                                       2008      1.452          0.831             55,291
                                                       2007      1.302          1.452             68,911
                                                       2006      1.306          1.302                 --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.110          0.958            236,788

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.529          2.057            271,432
                                                       2010      2.046          2.529            253,541
                                                       2009      1.213          2.046            239,892
                                                       2008      2.726          1.213            169,907
                                                       2007      2.145          2.726            141,104

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.592          1.418            917,161
                                                       2010      1.434          1.592            912,832
                                                       2009      1.093          1.434            898,346
                                                       2008      1.902          1.093            811,831
                                                       2007      1.795          1.902            685,662

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.614          1.498             24,180
                                                       2010      1.226          1.614             37,191
                                                       2009      0.782          1.226             46,234
                                                       2008      1.397          0.782              3,142

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.960          0.948             38,490
                                                       2010      0.878          0.960             63,820
                                                       2009      0.611          0.878         23,801,991
                                                       2008      1.082          0.611         24,455,157

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.306          1.452          2,120,426
                                                       2010      1.213          1.306          1,757,509
                                                       2009      1.028          1.213          1,399,112
                                                       2008      1.104          1.028            954,466
                                                       2007      1.034          1.104            313,967

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.532          1.576          3,739,202
                                                       2010      1.420          1.532          3,456,170
                                                       2009      1.264          1.420          3,109,514

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.360          1.295            225,784
                                                       2010      1.174          1.360            209,660
                                                       2009      0.951          1.174            846,391
                                                       2008      1.419          0.951            687,425
                                                       2007      1.356          1.419            674,198
                                                       2006      1.250          1.356            544,281

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.257                 --
                                                       2006      1.068          1.134                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.640          1.694            873,978
                                                       2010      1.466          1.640            731,378
                                                       2009      1.105          1.466          1,613,249
                                                       2008      1.241          1.105          1,277,116
                                                       2007      1.168          1.241            915,788
                                                       2006      1.117          1.168            613,810

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.986          0.944          3,864,415
                                                       2010      0.845          0.986          3,779,589
                                                       2009      0.716          0.845          3,734,790
                                                       2008      1.127          0.716          3,568,485
                                                       2007      1.087          1.127          3,517,870
                                                       2006      1.001          1.087                 --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.392          1.263          1,157,623
                                                       2010      1.164          1.392          1,155,178
                                                       2009      0.924          1.164          1,107,323
                                                       2008      1.320          0.924          1,167,667
                                                       2007      1.365          1.320            834,148
                                                       2006      1.334          1.365                 --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.215          1.194            129,032
                                                       2010      1.061          1.215            115,519
                                                       2009      0.843          1.061            108,692

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.071          1.115                 --
                                                       2006      1.030          1.071         12,563,328
                                                       2005      1.012          1.030         12,090,903
                                                       2004      1.000          1.012         11,539,699

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.663          1.799                 --
                                                       2006      1.318          1.663         11,472,119
                                                       2005      1.153          1.318         10,216,570
                                                       2004      1.000          1.153         10,462,067

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.326          1.396                 --
                                                       2006      1.181          1.326         17,778,565
                                                       2005      1.111          1.181         17,686,950
                                                       2004      1.000          1.111         17,674,137

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.421          1.432                 --
                                                       2006      1.254          1.421         11,459,808
                                                       2005      1.173          1.254         11,051,101
                                                       2004      1.000          1.173         11,527,537

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.325          1.420            217,628
                                                       2010      1.253          1.325            219,887
                                                       2009      1.195          1.253          4,560,267
                                                       2008      1.131          1.195          4,514,473
                                                       2007      1.114          1.131          4,326,039

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.394          1.347            233,542
                                                       2010      1.214          1.394            208,504
                                                       2009      0.816          1.214            180,639
                                                       2008      1.509          0.816            114,278
                                                       2007      1.257          1.509            110,854
                                                       2006      1.276          1.257                 --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.281          1.361            177,173
                                                       2010      1.186          1.281            194,644
                                                       2009      1.087          1.186          1,730,170
                                                       2008      1.129          1.087          1,629,438
                                                       2007      1.065          1.129          1,380,303
                                                       2006      1.016          1.065          1,173,382

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.193          1.234            689,568
                                                       2010      1.091          1.193            623,452
                                                       2009      0.933          1.091          9,277,290
                                                       2008      1.244          0.933          6,061,839
                                                       2007      1.224          1.244          6,716,327

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.214          1.236             33,472
                                                       2010      1.118          1.214              5,270
                                                       2009      1.010          1.118            243,684
                                                       2008      1.469          1.010             67,256

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.177          1.068            514,360
                                                       2010      0.985          1.177            509,294
                                                       2009      0.775          0.985         11,477,609

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.335          2.439                 --
                                                       2008      3.583          2.335              8,268

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.154          1.151            883,564
                                                       2010      1.157          1.154          1,125,280
                                                       2009      1.156          1.157          1,911,212
                                                       2008      1.127          1.156          1,298,859
                                                       2007      1.076          1.127            183,935
                                                       2006      1.043          1.076                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.660          0.655                 --
                                                       2008      1.108          0.660            183,092
                                                       2007      1.160          1.108            158,136

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.189          1.138            245,404
                                                       2010      1.065          1.189            187,639
                                                       2009      0.809          1.065            223,201
                                                       2008      1.299          0.809            179,634

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.720          0.755                 --
                                                       2008      1.309          0.720         11,531,504
                                                       2007      1.263          1.309         11,997,079
                                                       2006      1.235          1.263         12,379,073

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.096          1.025          1,250,464
                                                       2010      0.961          1.096          1,164,993
                                                       2009      0.792          0.961          1,220,737
                                                       2008      1.302          0.792          1,127,129
                                                       2007      1.254          1.302          1,057,772
                                                       2006      1.212          1.254                 --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      1.420          1.419             31,717
                                                       2010      1.280          1.420             23,636
                                                       2009      0.920          1.280             22,357
                                                       2008      1.377          0.920             24,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      1.023          1.114                 --
                                                       2010      0.887          1.023            182,785
                                                       2009      0.677          0.887          8,413,827
                                                       2008      1.140          0.677          8,159,737
                                                       2007      1.107          1.140          8,468,195
                                                       2006      1.000          1.107                723

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.256          1.293            561,314
                                                       2010      1.144          1.256            433,802
                                                       2009      0.952          1.144            441,145
                                                       2008      1.116          0.952            310,912
                                                       2007      1.060          1.116            190,454
                                                       2006      1.000          1.060                 19

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.207          1.216            489,541
                                                       2010      1.086          1.207            512,306
                                                       2009      0.881          1.086            931,049
                                                       2008      1.127          0.881            997,691
                                                       2007      1.078          1.127            926,797
                                                       2006      1.000          1.078                 21

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.154          1.135          1,890,503
                                                       2010      1.023          1.154          1,350,594
                                                       2009      0.811          1.023          6,710,885
                                                       2008      1.139          0.811          6,704,457
                                                       2007      1.095          1.139          6,173,758
                                                       2006      1.000          1.095                495

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.097          1.053          1,959,730
                                                       2010      0.959          1.097          1,473,327
                                                       2009      0.745          0.959         21,102,077
                                                       2008      1.152          0.745         20,831,229
                                                       2007      1.113          1.152         21,448,494
                                                       2006      1.000          1.113             18,006

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.255          1.274          2,373,112
                                                       2010      1.096          1.255          2,094,316
                                                       2009      0.871          1.096         19,465,688
                                                       2008      1.388          0.871         17,552,054
                                                       2007      1.387          1.388         18,642,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.285          1.310          4,361,625
                                                       2010      1.173          1.285          4,402,339
                                                       2009      0.994          1.173          6,295,017
                                                       2008      1.284          0.994          6,264,248
                                                       2007      1.236          1.284          6,360,233
                                                       2006      1.146          1.236          1,859,839

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.385          1.392            660,907
                                                       2010      1.246          1.385            491,913
                                                       2009      1.035          1.246            394,125
                                                       2008      1.538          1.035            319,485
                                                       2007      1.433          1.538            261,420
                                                       2006      1.286          1.433                 --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.419          1.238            733,633
                                                       2010      1.316          1.419            630,946
                                                       2009      1.026          1.316          6,136,197
                                                       2008      1.776          1.026          6,084,847
                                                       2007      1.817          1.776          6,603,147

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.086          0.994                 --
                                                       2010      0.938          1.086                  0
                                                       2009      0.670          0.938         16,663,530
                                                       2008      1.127          0.670         16,740,537
                                                       2007      1.062          1.127         18,165,029
                                                       2006      0.996          1.062         18,132,926

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.072          0.979            987,500
                                                       2010      0.928          1.072            898,878
                                                       2009      0.666          0.928            805,882
                                                       2008      1.123          0.666            789,509
                                                       2007      1.060          1.123            599,658
                                                       2006      0.996          1.060                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.500          1.435          1,050,892
                                                       2010      1.186          1.500            973,326
                                                       2009      0.944          1.186          8,016,780
                                                       2008      1.423          0.944          7,650,046
                                                       2007      1.463          1.423          7,521,631

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.614          1.587             76,179
                                                       2010      1.386          1.614             26,469
                                                       2009      0.972          1.386            298,300
                                                       2008      1.579          0.972            142,107

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.271          1.285          1,373,038
                                                       2010      0.947          1.271          1,281,693
                                                       2009      0.685          0.947          2,918,179
                                                       2008      1.033          0.685          2,800,320

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.170          1.220                 --
                                                       2006      1.092          1.170          1,103,065

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.219          1.284            480,144
                                                       2010      1.154          1.219            414,070
                                                       2009      1.108          1.154          2,178,183
                                                       2008      1.113          1.108          1,975,493
                                                       2007      1.068          1.113          1,971,396
                                                       2006      1.023          1.068          1,682,086

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.030          1.043                 --
                                                       2005      1.004          1.030                 --
                                                       2004      1.000          1.004                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.150          1.220                 --
                                                       2005      1.091          1.150                 --
                                                       2004      1.000          1.091                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.005          1.030                 --
                                                       2006      1.001          1.005                 --
                                                       2005      1.000          1.001                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.214          1.260                 --
                                                       2008      1.162          1.214          2,087,470
                                                       2007      1.072          1.162          1,285,462
                                                       2006      1.035          1.072                 --
                                                       2005      1.014          1.035                 --
                                                       2004      1.000          1.014                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.504          1.401                 --
                                                       2007      1.367          1.504              2,257
                                                       2006      1.235          1.367                 --
                                                       2005      1.155          1.235                 --
                                                       2004      1.000          1.155                 --

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.660          1.805                 --
                                                       2006      1.304          1.660                 --
                                                       2005      1.165          1.304                 --
                                                       2004      1.000          1.165                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.484          1.591                 --
                                                       2006      1.269          1.484                 --
                                                       2005      1.189          1.269                 --
                                                       2004      1.000          1.189                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.221          1.306                 --
                                                       2005      1.127          1.221                 --
                                                       2004      1.000          1.127                 --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.045          1.118                 --
                                                       2005      1.044          1.045                 --
                                                       2004      1.000          1.044                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      1.281          1.405                 --
                                                       2005      1.143          1.281          3,620,205
                                                       2004      1.000          1.143          2,900,688

  Travelers Equity Income Subaccount (7/97)..........  2006      1.149          1.212                 --
                                                       2005      1.103          1.149                 --
                                                       2004      1.000          1.103                 --

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.072          1.104                 --
                                                       2005      1.048          1.072                 --
                                                       2004      1.000          1.048                 --

  Travelers Federated Stock Subaccount (7/97)........  2006      1.161          1.207                 --
                                                       2005      1.106          1.161                 --
                                                       2004      1.000          1.106                 --

  Travelers Large Cap Subaccount (7/97)..............  2006      1.194          1.235                 --
                                                       2005      1.102          1.194                 --
                                                       2004      1.000          1.102                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.298          1.384                 --
                                                       2005      1.162          1.298                 --
                                                       2004      1.000          1.162                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.201          1.276                 --
                                                       2005      1.169          1.201                 --
                                                       2004      1.000          1.169                 --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.105          1.146                 --
                                                       2005      1.077          1.105          1,904,939
                                                       2004      1.000          1.077          1,537,962

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.286                 --
                                                       2005      1.116          1.185                 --
                                                       2004      1.000          1.116                 --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.261          1.455                 --
                                                       2005      1.155          1.261                 --
                                                       2004      1.000          1.155                 --

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.173          1.250                 --
                                                       2005      1.110          1.173            534,077
                                                       2004      1.000          1.110            558,000

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.010          1.068                 --
                                                       2005      1.000          1.010                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.102          1.117                 --
                                                       2005      1.066          1.102            569,192
                                                       2004      1.000          1.066            331,070

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.022          1.016                 --
                                                       2005      1.008          1.022          1,286,039
                                                       2004      1.000          1.008          1,546,414

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.127          1.181                 --
                                                       2005      1.108          1.127         14,030,052
                                                       2004      1.000          1.108         15,242,832

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.032          1.193                 --
                                                       2005      1.000          1.032                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.057          1.023                 --
                                                       2005      1.016          1.057          2,083,980
                                                       2004      1.000          1.016          1,851,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      0.837          0.815                 --
                                                       2008      1.308          0.837            136,665
                                                       2007      1.343          1.308            100,903
                                                       2006      1.161          1.343                 --
                                                       2005      1.118          1.161                 --
                                                       2004      1.000          1.118                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.806          0.829                 --
                                                       2008      1.420          0.806             15,858
                                                       2007      1.267          1.420             14,071
                                                       2006      1.190          1.267                 --
                                                       2005      1.106          1.190                 --
                                                       2004      1.000          1.106                 --

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      1.635          1.512            271,162
                                                       2010      1.398          1.635            251,649
                                                       2009      0.876          1.398            265,265
                                                       2008      1.584          0.876            240,931
                                                       2007      1.600          1.584            233,963
                                                       2006      1.387          1.600                 --
                                                       2005      1.194          1.387                 --
                                                       2004      1.000          1.194                 --




               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.580          1.421            85,429
                                                       2010      1.432          1.580            65,853
                                                       2009      1.020          1.432            54,642
                                                       2008      1.677          1.020            45,655
                                                       2007      1.479          1.677            36,814
                                                       2006      1.244          1.479            21,804
                                                       2005      1.105          1.244             8,933
                                                       2004      1.000          1.105             4,183

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.342          1.268           129,610
                                                       2010      1.145          1.342           109,771
                                                       2009      0.832          1.145            77,057
                                                       2008      1.505          0.832            55,973
                                                       2007      1.357          1.505            40,623
                                                       2006      1.247          1.357            25,278
                                                       2005      1.087          1.247            11,246
                                                       2004      1.000          1.087             1,982

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.162          1.126           162,036
                                                       2010      1.056          1.162           152,334
                                                       2009      0.815          1.056           118,071
                                                       2008      1.329          0.815            97,515
                                                       2007      1.282          1.329            63,299
                                                       2006      1.127          1.282            47,535
                                                       2005      1.079          1.127            36,452
                                                       2004      1.000          1.079            31,224

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      2.845          2.771            44,238
                                                       2010      2.179          2.845            38,914
                                                       2009      1.675          2.179            34,155
                                                       2008      2.419          1.675            43,453
                                                       2007      2.625          2.419            43,029
                                                       2006      2.289          2.625            40,016
                                                       2005      2.119          2.289            38,677
                                                       2004      1.767          2.119            43,068
                                                       2003      1.261          1.767            28,321
                                                       2002      1.353          1.261            18,910

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.556          1.493           133,212
                                                       2010      1.348          1.556           209,389
                                                       2009      1.008          1.348           214,758
                                                       2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.210          1.161            48,406
                                                       2010      1.039          1.210            24,596
                                                       2009      0.775          1.039            19,451
                                                       2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.826          1.820           505,375
                                                       2010      1.606          1.826           903,638
                                                       2009      1.250          1.606         1,021,111

Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)
  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.464          1.503            58,445
                                                       2010      1.303          1.464            68,416
                                                       2009      0.917          1.303            64,998

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.356          2.074           126,174
                                                       2010      1.857          2.356           184,734
                                                       2009      1.346          1.857           181,117
                                                       2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                --
                                                       2005      1.334          1.456             7,543
                                                       2004      1.200          1.334             5,052
                                                       2003      1.000          1.200             2,581

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.295          1.906            54,704
                                                       2010      1.977          2.295            53,879
                                                       2009      1.160          1.977            50,596
                                                       2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287            86,855
                                                       2010      1.363          1.459            90,670
                                                       2009      1.008          1.363            78,947
                                                       2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.206          1.450                --
                                                       2005      1.122          1.206            28,503
                                                       2004      1.000          1.122             8,964

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.257          1.220            64,934
                                                       2010      1.015          1.257            92,750
                                                       2009      0.712          1.015            97,000
                                                       2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.853          0.724            48,590
                                                       2010      0.748          0.853            61,176
                                                       2009      0.551          0.748           107,849
                                                       2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.153          1.297                --
                                                       2005      1.123          1.153             1,394
                                                       2004      1.000          1.123                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.968          1.031                --
                                                       2006      0.913          0.968            35,386
                                                       2005      0.870          0.913            28,786
                                                       2004      0.857          0.870            20,968
                                                       2003      0.647          0.857            13,898
                                                       2002      0.895          0.647             9,111

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.036          1.048           146,999
                                                       2010      0.839          1.036           138,345
                                                       2009      0.632          0.839           148,908
                                                       2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.180          1.195            10,802
                                                       2010      1.061          1.180             9,949
                                                       2009      0.880          1.061             9,833
                                                       2008      1.262          0.880            18,070
                                                       2007      1.179          1.262            33,910
                                                       2006      1.041          1.179            35,956
                                                       2005      1.011          1.041            31,724
                                                       2004      0.941          1.011            25,228
                                                       2003      0.765          0.941            18,299
                                                       2002      0.940          0.765            10,906

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.919          0.999                --
                                                       2010      0.832          0.919            91,051
                                                       2009      0.690          0.832            83,702
                                                       2008      0.979          0.690            99,041
                                                       2007      0.932          0.979            98,986
                                                       2006      0.800          0.932            89,784
                                                       2005      0.813          0.800            76,474
                                                       2004      0.796          0.813            59,784
                                                       2003      0.653          0.796            47,024
                                                       2002      0.894          0.653            33,413

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.250          1.331           116,186
                                                       2010      1.128          1.250            39,025
                                                       2009      0.930          1.128            42,471
                                                       2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.147          1.062           238,079
                                                       2010      0.997          1.147           226,004
                                                       2009      0.781          0.997           249,234
                                                       2008      1.247          0.781           254,177
                                                       2007      1.247          1.247           268,175
                                                       2006      1.082          1.247            77,149
                                                       2005      1.046          1.082            65,171
                                                       2004      0.979          1.046            50,470
                                                       2003      0.716          0.979            36,529
                                                       2002      0.921          0.716            22,981

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.512          1.483            62,707
                                                       2010      1.395          1.512            81,645
                                                       2009      0.993          1.395            96,714
                                                       2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.641          1.700           121,660
                                                       2010      1.518          1.641           147,142
                                                       2009      1.235          1.518           151,067
                                                       2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.332          1.333            38,525
                                                       2010      1.078          1.332            39,688
                                                       2009      0.765          1.078            68,765
                                                       2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.663          0.646                --
                                                       2008      1.074          0.663           138,819
                                                       2007      1.037          1.074           116,547
                                                       2006      0.913          1.037           105,163
                                                       2005      0.887          0.913           353,048
                                                       2004      0.815          0.887           365,342
                                                       2003      0.647          0.815           325,863
                                                       2002      0.844          0.647           235,737

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.028          1.107                 0
                                                       2010      1.004          1.028           120,547
                                                       2009      0.791          1.004           117,401
                                                       2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.865          1.841           319,925
                                                       2010      1.685          1.865           659,896
                                                       2009      1.390          1.685           680,013
                                                       2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                --
                                                       2010      0.935          1.008                --
                                                       2009      0.807          0.935                --
                                                       2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.833          1.853            28,211
                                                       2010      1.592          1.833            28,165
                                                       2009      1.009          1.592            28,625
                                                       2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.293          1.288                --
                                                       2009      1.307          1.293           797,136
                                                       2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.281          1.368                --
                                                       2006      1.149          1.281            20,231
                                                       2005      1.110          1.149            16,271
                                                       2004      0.973          1.110            10,172
                                                       2003      0.694          0.973             9,880
                                                       2002      0.946          0.694             5,594

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.404          1.446                --
                                                       2006      1.264          1.404            50,357
                                                       2005      1.239          1.264            47,333
                                                       2004      1.154          1.239            57,649
                                                       2003      1.009          1.154            48,083
                                                       2002      1.097          1.009            39,801

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                --
                                                       2006      1.128          1.306               331
                                                       2005      1.107          1.128               331
                                                       2004      1.000          1.107                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                --
                                                       2006      1.240          1.374               151
                                                       2005      1.161          1.240               151
                                                       2004      1.000          1.161                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.817          1.841           152,276
                                                       2010      1.584          1.817           184,386
                                                       2009      1.089          1.584           185,304
                                                       2008      1.454          1.089           181,264
                                                       2007      1.433          1.454           178,313
                                                       2006      1.357          1.433                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.161          1.148            31,214
                                                       2010      1.045          1.161            28,934
                                                       2009      0.888          1.045            26,056
                                                       2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849           214,722
                                                       2010      0.791          0.908           263,805
                                                       2009      0.593          0.791           243,514
                                                       2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.199          1.064            12,151
                                                       2010      1.016          1.199            12,115
                                                       2009      0.798          1.016            10,625
                                                       2008      1.080          0.798            10,544
                                                       2007      1.105          1.080                --
                                                       2006      1.035          1.105                --

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.992          0.959            25,097
                                                       2010      0.896          0.992            75,423
                                                       2009      0.702          0.896            66,385
                                                       2008      1.001          0.702                --

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.944          0.888            28,125
                                                       2010      0.843          0.944            43,396
                                                       2009      0.637          0.843            24,672
                                                       2008      1.000          0.637             3,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.017          1.006            32,628
                                                       2010      0.937          1.017            26,388
                                                       2009      0.770          0.937            15,010
                                                       2008      1.002          0.770               145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.440          1.222            61,776
                                                       2010      1.250          1.440            56,897
                                                       2009      0.815          1.250            42,289
                                                       2008      1.392          0.815            36,665
                                                       2007      1.422          1.392            29,024
                                                       2006      1.288          1.422            17,364

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.297          1.270             3,694
                                                       2010      1.039          1.297             4,360
                                                       2009      0.784          1.039             3,637
                                                       2008      1.294          0.784             5,046
                                                       2007      1.177          1.294                --
                                                       2006      1.183          1.177                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.513          2.299           859,758
                                                       2010      2.321          2.513         1,131,047
                                                       2009      1.642          2.321         1,277,230
                                                       2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.457          2.301            75,624
                                                       2010      2.019          2.457            83,337
                                                       2009      1.492          2.019           100,690
                                                       2008      1.085          1.492           100,242
                                                       2007      1.222          1.085                --

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.763          0.779            22,183
                                                       2010      0.625          0.763             6,496
                                                       2009      0.476          0.625             3,644
                                                       2008      0.755          0.476                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.563          1.548                --
                                                       2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.671          0.714                --
                                                       2010      0.634          0.671             2,362
                                                       2009      0.465          0.634             2,277
                                                       2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.040          2.963           406,829
                                                       2010      2.516          3.040           494,426
                                                       2009      1.808          2.516           570,598
                                                       2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.041          2.112             8,728
                                                       2010      1.827          2.041            15,352
                                                       2009      1.350          1.827            12,783
                                                       2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.277          1.214            16,045
                                                       2010      1.030          1.277            12,960
                                                       2009      0.825          1.030             5,966
                                                       2008      1.365          0.825             3,087
                                                       2007      1.500          1.365             1,316

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.617          0.587                --
                                                       2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.053          0.903           254,455

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.456          2.783            11,908
                                                       2010      2.824          3.456            15,231
                                                       2009      1.691          2.824            12,933
                                                       2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.306          1.151            84,500
                                                       2010      1.187          1.306            67,115
                                                       2009      0.914          1.187            76,705
                                                       2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.021          0.938            46,266
                                                       2010      0.783          1.021            45,006
                                                       2009      0.504          0.783            43,628
                                                       2008      0.907          0.504            36,975

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.870          0.850         1,216,956
                                                       2010      0.803          0.870         1,393,892
                                                       2009      0.565          0.803         1,500,889
                                                       2008      1.007          0.565         1,805,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.240          1.364             1,650
                                                       2010      1.163          1.240             8,354
                                                       2009      0.995          1.163             2,466
                                                       2008      1.080          0.995                --
                                                       2007      1.018          1.080                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765           380,614
                                                       2010      1.623          1.733           382,898
                                                       2009      1.453          1.623           327,323

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.460          1.376           168,628
                                                       2010      1.273          1.460           164,021
                                                       2009      1.041          1.273           157,246
                                                       2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.118          1.236                --
                                                       2006      1.060          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.125          2.174            59,778
                                                       2010      1.920          2.125            74,688
                                                       2009      1.461          1.920            93,983
                                                       2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.941          0.892            58,415
                                                       2010      0.815          0.941            52,391
                                                       2009      0.697          0.815            50,742
                                                       2008      1.108          0.697            51,170
                                                       2007      1.080          1.108            66,852
                                                       2006      1.001          1.080            52,799

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.298          1.166           133,300
                                                       2010      1.097          1.298           151,085
                                                       2009      0.879          1.097           143,498
                                                       2008      1.269          0.879           185,616
                                                       2007      1.325          1.269           152,474
                                                       2006      1.297          1.325               305

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.486          1.445            34,231
                                                       2010      1.310          1.486            29,316
                                                       2009      1.048          1.310            27,458

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.949          2.069            94,698
                                                       2010      1.862          1.949            87,113
                                                       2009      1.794          1.862            74,362
                                                       2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.380          1.319           198,483
                                                       2010      1.213          1.380           213,606
                                                       2009      0.824          1.213           209,357
                                                       2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.638          1.723           172,061
                                                       2010      1.531          1.638           200,641
                                                       2009      1.417          1.531           276,815
                                                       2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.624          1.664           459,023
                                                       2010      1.501          1.624           573,368
                                                       2009      1.296          1.501           739,755
                                                       2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.114          1.122             2,090
                                                       2010      1.036          1.114                --
                                                       2009      0.945          1.036                --
                                                       2008      1.384          0.945                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.197          1.076           511,043
                                                       2010      1.012          1.197           522,827
                                                       2009      0.802          1.012           568,871

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                --
                                                       2008      3.130          2.027                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.208          1.193           101,778
                                                       2010      1.224          1.208            82,960
                                                       2009      1.235          1.224            59,817
                                                       2008      1.216          1.235            69,646
                                                       2007      1.173          1.216            47,204
                                                       2006      1.145          1.173            29,607

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.643          0.636                --
                                                       2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.126          1.067           410,888
                                                       2010      1.019          1.126           423,913
                                                       2009      0.782          1.019           417,916
                                                       2008      1.264          0.782           408,659

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.781                --
                                                       2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.350          1.249           226,609
                                                       2010      1.195          1.350           223,988
                                                       2009      0.995          1.195           194,083
                                                       2008      1.652          0.995           198,176
                                                       2007      1.608          1.652           196,448
                                                       2006      1.564          1.608           201,863

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            39,416
                                                       2010      0.776          0.853            59,441
                                                       2009      0.563          0.776            59,653
                                                       2008      0.849          0.563            65,120

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.974          1.057                --
                                                       2010      0.853          0.974           297,464
                                                       2009      0.657          0.853           235,664
                                                       2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.196          1.219           416,019
                                                       2010      1.101          1.196           351,068
                                                       2009      0.925          1.101           332,614
                                                       2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.150          1.147           313,840
                                                       2010      1.044          1.150           265,434
                                                       2009      0.856          1.044           142,450
                                                       2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.099          1.070         1,453,446
                                                       2010      0.984          1.099         2,025,755
                                                       2009      0.788          0.984         1,525,132
                                                       2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519
  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.045          0.992           221,593
                                                       2010      0.923          1.045           195,363
                                                       2009      0.724          0.923           128,468
                                                       2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.881          1.891           891,119
                                                       2010      1.659          1.881         1,554,435
                                                       2009      1.331          1.659         1,822,506
                                                       2008      2.144          1.331         1,837,935
                                                       2007      2.161          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.109          2.128           664,709
                                                       2010      1.945          2.109           769,355
                                                       2009      1.665          1.945           804,617
                                                       2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306            15,183
                                                       2010      1.193          1.312            15,688
                                                       2009      1.000          1.193             2,671
                                                       2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.527          1.319            54,300
                                                       2010      1.430          1.527            66,861
                                                       2009      1.126          1.430            69,826
                                                       2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.037          0.939           730,186
                                                       2010      0.904          1.037         1,097,209
                                                       2009      0.652          0.904         1,526,194
                                                       2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.023          0.925            45,722
                                                       2010      0.894          1.023            41,501
                                                       2009      0.648          0.894            37,899
                                                       2008      1.104          0.648            37,390
                                                       2007      1.053          1.104            24,182
                                                       2006      0.996          1.053             3,827

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.800          1.704            76,687
                                                       2010      1.437          1.800           102,370
                                                       2009      1.155          1.437           120,346
                                                       2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.429          1.392            17,990
                                                       2010      1.240          1.429            15,781
                                                       2009      0.878          1.240            11,048
                                                       2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.831          1.834           157,641
                                                       2010      1.378          1.831           176,999
                                                       2009      1.007          1.378           163,816
                                                       2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.862          1.942           205,750
                                                       2010      1.780          1.862           212,057
                                                       2009      1.726          1.780           238,592
                                                       2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.134          1.145                --
                                                       2005      1.116          1.134            22,097
                                                       2004      1.119          1.116            31,686
                                                       2003      1.125          1.119            30,849
                                                       2002      1.125          1.125            45,798

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                --
                                                       2005      1.075          1.122               925
                                                       2004      1.000          1.075             1,172

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.993          1.014                --
                                                       2006      0.999          0.993                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.401          1.449                --
                                                       2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044

  Travelers Equity Income Subaccount (7/97)..........  2006      1.487          1.564                --
                                                       2005      1.442          1.487           185,477
                                                       2004      1.330          1.442           303,955
                                                       2003      1.027          1.330           278,983
                                                       2002      1.209          1.027           237,038

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.322          1.357                --
                                                       2005      1.306          1.322                --
                                                       2004      1.199          1.306            15,012
                                                       2003      0.992          1.199            14,823
                                                       2002      0.969          0.992            11,997

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (7/97)........  2006      1.528          1.584                --
                                                       2005      1.470          1.528            19,053
                                                       2004      1.347          1.470            30,999
                                                       2003      1.070          1.347            25,490
                                                       2002      1.343          1.070            17,301

  Travelers Large Cap Subaccount (7/97)..............  2006      1.276          1.317                --
                                                       2005      1.190          1.276           181,605
                                                       2004      1.132          1.190           190,428
                                                       2003      0.920          1.132           139,745
                                                       2002      1.207          0.920            96,255

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.120          1.288                --
                                                       2005      1.036          1.120            20,031
                                                       2004      0.907          1.036            33,953
                                                       2003      0.715          0.907            35,395
                                                       2002      0.832          0.715            34,178

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.006          1.060                --
                                                       2005      1.000          1.006                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                --
                                                       2008      1.648          1.044            27,906
                                                       2007      1.709          1.648            26,405
                                                       2006      1.492          1.709            24,870
                                                       2005      1.452          1.492            27,721
                                                       2004      1.253          1.452            23,081
                                                       2003      1.000          1.253                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.562          0.577                --
                                                       2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.082          1.906            12,686
                                                       2010      1.799          2.082            12,521
                                                       2009      1.138          1.799            12,850
                                                       2008      2.079          1.138             9,344
                                                       2007      2.121          2.079             9,954
                                                       2006      1.857          2.121            18,371
                                                       2005      1.615          1.857            16,116
                                                       2004      1.401          1.615            12,301
                                                       2003      1.025          1.401             9,541
                                                       2002      1.352          1.025             5,376




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund-Western Asset management High Yield Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Metropolitan Series Funds-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund-BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund-BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio -- Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGE

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
  Morgan Stanley EAFE(R) Index Portfolio-        MSCI EAFE(R) Index  Portfolio-Class A
     Class A


UNDERLYING FUND MERGER REORGANIZATION

The former Underlying Fund was merged with and into the new Underlying Fund.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND
  Oppenheimer Capital Appreciation Portfolio-  Jennison Growth Portfolio-Class A
     Class A

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

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                  Worldwide Growth Portfolio        Janus Aspen Series Worldwide
                                                                         Growth Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Dynamic Capital Appreciation      Fidelity VIP Dynamic Capital
  Products                             Portfolio                         Appreciation Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 16

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

                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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

                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Legg Mason Western Asset Variable High Income Portfolio

     -    Barclays Capital Aggregate Bond Index Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

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

                                   APPENDIX G

--------------------------------------------------------------------------------

                                PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.

                                           401(K)
                                            KEOGH       403(B)       403(A)       457(B)        IRA       NON-QUALIFIED
                                          CONTACTS    CONTRACTS    CONTRACTS    CONTRACTS    CONTRACTS      CONTRACTS
                                          --------    ---------    ---------    ---------    ---------    -------------
California.............................     0.5%         0.5%         0.5%        2.35%         0.5%          2.35%
Florida(1).............................     1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Maine..................................       --           --           --         2.0%           --           2.0%
Nevada.................................       --           --           --         3.5%           --           3.5%
Puerto Rico(2).........................     1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
South Dakota(3)........................       --           --           --        1.25%           --          1.25%
West Virginia..........................     1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Wyoming................................       --           --           --         1.0%           --           1.0%


---------
1 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                                   GOLD TRACK

                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 30, 2012

                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 30, 2012. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or be calling 1-800-842-9406, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").


                                                                  MIC-Book-15-16

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

SERVICES................................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     4

ERISA...................................................................     5

TAXES...................................................................     6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     7

CONDENSED FINANCIAL INFORMATION -- Gold Track...........................     8

CONDENSED FINANCIAL INFORMATION -- Gold Track Select....................    72

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                                    SERVICES

FASCore LLC provides recordkeeping services to us in connection with Our administration of the Gold Track Select Contract.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2011............................             $39,198,439                           $0

2010............................             $41,407,559                           $0

2009............................             $29,632,358                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2011 ranged from $217,264 to $578,961*. The amount of commissions paid to selected broker-dealer firms during 2011 ranged from $4,095 to $4,381,547. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2011 ranged from $583,056 to $4,598,811*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2011 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Tower Square Securities, Inc.
Walnut Street Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. eastern time on each business day, unless We need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the Valuation Period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                                      ERISA

If Your Plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Contract may be subject to Your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

     a) choose income payments other than on a qualified joint and survivor Annuity basis ("QJSA") (one under which We make payments to You during Your lifetime and then make payments reduced by no more than 50% to Your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor Annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a Participant who dies with a vested interest in an accrued retirement benefit under the Plan before payment of the benefit has begun);

     b) make certain withdrawals under Plans for which a qualified consent is required;

     c)   name someone other than the spouse as Your Beneficiary;

     d)   use Your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of Your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by Your spouse, witnessed by a notary public or Plan representative, and that it be in a form satisfactory to Us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, Your surviving spouse will be Your Beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by Your spouse, witnessed by a notary public or Plan representative and in a form satisfactory to Us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the Plan year in which You attain age 35. The waiver period for the QPSA ends on the date of Your death.

If the present value of Your benefit is worth $5,000 or less, Your Plan generally may provide for distribution of Your entire interest in a lump sum without spousal consent.

                                      TAXES

403(B)

In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). These contributions (as well as any other salary reduction contributions to qualified Plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:

FOR TAXABLE YEARS BEGINNING IN CALENDAR YEAR                             APPLICABLE DOLLAR LIMIT
--------------------------------------------                             -----------------------
2012.................................................................            $17,000


The Applicable Dollar Limit under Section 402(g) is increased for eligible Participants in the amount of the permissible age 50 and above catch up contributions for the year, which is $5,500 for 2012, regardless of the number of Plans in which the employee participates.

403(A)

If Your benefit under the 403(a) Plan is worth more than $5,000, the Code requires that Your Annuity protect Your spouse if You die before You receive any payments under the Annuity or if You die while payments are being made. You may waive these requirements with the written consent of Your spouse. In general, designating a Beneficiary other than Your spouse is considered a waiver and requires Your spouse's written consent. Waiving these requirements may cause Your monthly benefit to increase during Your lifetime. Special rules apply to the withdrawal of excess contributions.

457(B) ANNUITY

The compensation amounts that may be deferred under a 457(b) Plan may not exceed certain deferral limits established under the federal tax law. 457(b) Plans maintained by State or local governmental employers are considered eligible retirement Plans for purposes of the rollover rules and may also accept certain rollover contributions if permitted under the Plan. Participants in 457(b) Plans of state and local governments (but not Participants in section 457(b) Plans of Tax -- Exempt employers) who attain age 50 prior to the end of the taxable year are also eligible to make catch-up contributions under the same limitations as apply for Participants in Section 403(b) Plans. A 457(b) Plan of either a governmental or tax-exempt employer may provide a one-time election to make special 457(b) catch-up contributions in one or more of the Participant's last 3 taxable years ending before the Participant's normal retirement age under the Plan. Participants in governmental 457(b) Plans may not use both the age 50 or older catch-up contribution and the special 457(b) one-time catch-up contribution in the same taxable year.

In general, contribution limits with respect to elective deferrals and to age 50+ catch-up contributions (under governmental 457 (b) Plans) are not aggregated with contributions under the other types of qualified Plans for purposes of determining the limitations applicable to Participants.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                  CONDENSED FINANCIAL INFORMATION -- GOLD TRACK

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of Separate Account charges. The Accumulation Unit Value information for the minimum Separate Account charge and the maximum Separate Account charge are contained in the prospectus.

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.917          0.877                 --
                                                       2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.633          1.476             61,935
                                                       2010      1.473          1.633             68,332
                                                       2009      1.044          1.473             69,361
                                                       2008      1.644          1.044            120,682

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.387          1.317            253,411
                                                       2010      1.178          1.387            233,275
                                                       2009      0.852          1.178            222,115
                                                       2008      1.467          0.852            167,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.201          1.170            118,697
                                                       2010      1.086          1.201            135,008
                                                       2009      0.834          1.086            123,680
                                                       2008      1.298          0.834             97,490

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.388          1.332                 --
                                                       2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.691          1.601                 --
                                                       2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.633          1.575            979,830
                                                       2010      1.408          1.633          1,034,999
                                                       2009      1.048          1.408          1,169,601
                                                       2008      1.842          1.048          1,169,357
                                                       2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.270          1.225             26,834
                                                       2010      1.085          1.270             40,243
                                                       2009      0.805          1.085             39,370
                                                       2008      1.384          0.805             43,976
                                                       2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.960          1.964                 --
                                                       2010      1.716          1.960                 --
                                                       2009      1.329          1.716                 --
                                                       2008      2.335          1.329                 --
                                                       2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.175          2.001                 --
                                                       2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.572          1.622                 --
                                                       2010      1.392          1.572                 --
                                                       2009      0.975          1.392                 --
                                                       2008      1.310          0.975                 --
                                                       2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.473          2.187            824,587
                                                       2010      1.939          2.473            926,233
                                                       2009      1.399          1.939            868,005
                                                       2008      2.334          1.399            778,711
                                                       2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.372          1.980             40,539
                                                       2010      2.034          2.372             34,292
                                                       2009      1.188          2.034             15,493
                                                       2008      2.532          1.188             13,032
                                                       2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.508          1.337             90,811
                                                       2010      1.402          1.508             95,027
                                                       2009      1.032          1.402            111,986
                                                       2008      1.744          1.032             41,486
                                                       2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.319          1.287            117,567
                                                       2010      1.060          1.319            144,776
                                                       2009      0.740          1.060            126,535
                                                       2008      1.328          0.740             96,775
                                                       2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.895          0.764             71,744
                                                       2010      0.781          0.895            157,931
                                                       2009      0.573          0.781            151,838
                                                       2008      1.046          0.573            234,801
                                                       2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.087          1.105            900,024
                                                       2010      0.877          1.087          1,110,105
                                                       2009      0.657          0.877          1,203,747
                                                       2008      1.111          0.657          1,460,329
                                                       2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.329          1.422             57,718
                                                       2010      1.193          1.329             87,789
                                                       2009      0.979          1.193            111,247
                                                       2008      1.518          0.979             35,053
                                                       2007      1.503          1.518             59,302

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.204          1.120          1,014,699
                                                       2010      1.041          1.204          1,134,861
                                                       2009      0.811          1.041          1,279,307
                                                       2008      1.289          0.811          1,554,778
                                                       2007      1.339          1.289          1,950,355

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.609          1.586            760,582
                                                       2010      1.477          1.609            832,798
                                                       2009      1.045          1.477            933,239
                                                       2008      1.680          1.045          1,050,989
                                                       2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.744          1.816            424,412
                                                       2010      1.606          1.744            418,389
                                                       2009      1.300          1.606            399,546
                                                       2008      2.036          1.300            403,502
                                                       2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.398          1.406             69,239
                                                       2010      1.126          1.398            106,110
                                                       2009      0.795          1.126            100,912
                                                       2008      1.352          0.795            107,553
                                                       2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.104          1.191                 (0)
                                                       2010      1.073          1.104            903,028
                                                       2009      0.841          1.073            972,398
                                                       2008      1.497          0.841            985,884
                                                       2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.003          1.987            357,833
                                                       2010      1.800          2.003            401,515
                                                       2009      1.477          1.800            470,872
                                                       2008      1.991          1.477            486,894
                                                       2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.045          1.035                 --
                                                       2010      0.965          1.045             43,466
                                                       2009      0.828          0.965             59,069
                                                       2008      1.059          0.828                 --
                                                       2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.968          1.999            110,910
                                                       2010      1.701          1.968            126,578
                                                       2009      1.072          1.701            296,572
                                                       2008      1.543          1.072            178,560
                                                       2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.382          1.378                 --
                                                       2009      1.390          1.382            126,643
                                                       2008      1.365          1.390             84,653
                                                       2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.561          2.475                 --
                                                       2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.941          1.976            276,989
                                                       2010      1.683          1.941            419,238
                                                       2009      1.152          1.683            438,838
                                                       2008      1.530          1.152            494,734
                                                       2007      1.563          1.530            582,243

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.234          1.227            335,282
                                                       2010      1.105          1.234            388,161
                                                       2009      0.935          1.105            436,974
                                                       2008      1.503          0.935            412,186
                                                       2007      1.483          1.503            460,523

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.930          0.874            572,860
                                                       2010      0.806          0.930            622,625
                                                       2009      0.601          0.806            633,592
                                                       2008      1.037          0.601            570,444
                                                       2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.228          1.095              6,118
                                                       2010      1.036          1.228              2,457
                                                       2009      0.809          1.036                 --
                                                       2008      1.085          0.809                 --

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.006          0.976            267,436
                                                       2010      0.904          1.006            261,865
                                                       2009      0.704          0.904            138,065
                                                       2008      1.001          0.704            127,258

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.957          0.904            222,507
                                                       2010      0.850          0.957            210,264
                                                       2009      0.639          0.850            145,706
                                                       2008      1.000          0.639             33,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.031          1.024              7,940
                                                       2010      0.945          1.031             12,461
                                                       2009      0.772          0.945             17,485
                                                       2008      1.002          0.772             16,998

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.972          1.683                 --
                                                       2010      1.704          1.972                 --
                                                       2009      1.105          1.704                 --
                                                       2008      1.771          1.105                 --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.333          1.311                978
                                                       2010      1.063          1.333                167
                                                       2009      0.798          1.063                 --
                                                       2008      1.224          0.798                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.698          2.480            453,337
                                                       2010      2.480          2.698            585,963
                                                       2009      1.745          2.480            670,421
                                                       2008      3.026          1.745            801,772
                                                       2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.612          2.459            226,771
                                                       2010      2.137          2.612            317,112
                                                       2009      1.570          2.137            314,630
                                                       2008      2.470          1.570            335,949

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.802          0.822             84,804
                                                       2010      0.653          0.802             66,433
                                                       2009      0.495          0.653             26,523
                                                       2008      0.783          0.495             43,706

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.662          1.648                 (0)
                                                       2008      2.241          1.662          1,402,647
                                                       2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.689          0.734                 --
                                                       2010      0.647          0.689                636
                                                       2009      0.473          0.647                849
                                                       2008      0.902          0.473                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.264          3.197                 --
                                                       2010      2.688          3.264                 --
                                                       2009      1.922          2.688                 --
                                                       2008      3.181          1.922                 --
                                                       2007      2.632          3.181                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.160          2.246              6,125
                                                       2010      1.924          2.160             25,786
                                                       2009      1.414          1.924             22,337
                                                       2008      1.747          1.414             22,931
                                                       2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.320          1.261            264,062
                                                       2010      1.060          1.320            191,893
                                                       2009      0.845          1.060            181,879
                                                       2008      1.277          0.845            127,758

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.641          0.611                 --
                                                       2008      1.127          0.641            796,158
                                                       2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.081          0.930          4,009,043

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.673          2.973            118,155
                                                       2010      2.986          3.673            163,240
                                                       2009      1.779          2.986            155,305
                                                       2008      4.020          1.779            138,295
                                                       2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.370          1.214            919,063
                                                       2010      1.240          1.370            414,854
                                                       2009      0.950          1.240            567,735
                                                       2008      1.662          0.950            518,681
                                                       2007      1.574          1.662            428,893

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.072          0.990              4,881
                                                       2010      0.818          1.072             11,229
                                                       2009      0.524          0.818             13,396
                                                       2008      0.940          0.524             13,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.914          0.898             40,844
                                                       2010      0.840          0.914             19,688
                                                       2009      0.588          0.840              3,374
                                                       2008      1.044          0.588              1,559

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.273          1.407             38,489
                                                       2010      1.188          1.273             27,151
                                                       2009      1.012          1.188                146
                                                       2008      1.127          1.012                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.819          1.861            692,215
                                                       2010      1.695          1.819            986,894
                                                       2009      1.513          1.695          1,014,204

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.568          1.484            268,870
                                                       2010      1.360          1.568            315,749
                                                       2009      1.106          1.360            305,700
                                                       2008      1.660          1.106            285,979
                                                       2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.282          2.346            205,706
                                                       2010      2.051          2.282            289,517
                                                       2009      1.553          2.051            343,687
                                                       2008      1.754          1.553            306,265
                                                       2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.397          5.140                 --
                                                       2010      4.650          5.397                 --
                                                       2009      3.959          4.650                 --
                                                       2008      5.928          3.959                 --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.342          1.212            335,134
                                                       2010      1.128          1.342            373,183
                                                       2009      0.900          1.128            381,485
                                                       2008      1.292          0.900            394,187
                                                       2007      1.408          1.292            372,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.093          2.232          2,438,991
                                                       2010      1.990          2.093          2,724,405
                                                       2009      1.907          1.990          3,101,195
                                                       2008      1.814          1.907          4,013,665
                                                       2007      1.788          1.814          5,181,687

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.467          1.410            514,795
                                                       2010      1.284          1.467            570,859
                                                       2009      0.867          1.284            595,283
                                                       2008      1.611          0.867            672,349
                                                       2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.750          1.850            144,927
                                                       2010      1.628          1.750            247,765
                                                       2009      1.499          1.628            255,792
                                                       2008      1.565          1.499            265,936
                                                       2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.744          1.796            970,067
                                                       2010      1.604          1.744          1,111,066
                                                       2009      1.378          1.604          1,294,596
                                                       2008      1.847          1.378                 --
                                                       2007      1.823          1.847                 --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.163          1.177            106,431
                                                       2010      1.076          1.163             97,332
                                                       2009      0.977          1.076             94,288
                                                       2008      1.426          0.977             16,423

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.280          1.156          5,248,481
                                                       2010      1.077          1.280          5,918,628
                                                       2009      0.851          1.077          6,188,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.176          2.268                 --
                                                       2008      3.349          2.176                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.651          0.646                 --
                                                       2008      1.098          0.651             65,305
                                                       2007      1.154          1.098             65,459

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.198          1.141          3,131,196
                                                       2010      1.078          1.198          3,497,472
                                                       2009      0.824          1.078          3,633,309
                                                       2008      1.327          0.824          3,950,051

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.791          0.828                 --
                                                       2008      1.446          0.791          6,253,994
                                                       2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.444          1.343          1,193,551
                                                       2010      1.272          1.444          1,344,022
                                                       2009      1.053          1.272          1,524,567
                                                       2008      1.612          1.053          1,716,197

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.895          0.890             60,536
                                                       2010      0.811          0.895            127,942
                                                       2009      0.586          0.811            131,679
                                                       2008      0.879          0.586            120,787

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.998          1.085                 --
                                                       2010      0.870          0.998          4,286,903
                                                       2009      0.667          0.870          4,106,955
                                                       2008      1.129          0.667          3,721,661
                                                       2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.225          1.255            134,156
                                                       2010      1.122          1.225            170,454
                                                       2009      0.939          1.122            219,536
                                                       2008      1.105          0.939            168,100
                                                       2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.178          1.181          2,276,532
                                                       2010      1.065          1.178          2,646,337
                                                       2009      0.868          1.065          3,407,282
                                                       2008      1.116          0.868          2,960,835
                                                       2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.126          1.102         14,564,765
                                                       2010      1.003          1.126         14,648,560
                                                       2009      0.799          1.003         17,633,812
                                                       2008      1.129          0.799         21,968,516
                                                       2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.071          1.022         16,177,775
                                                       2010      0.941          1.071         16,565,115
                                                       2009      0.735          0.941         18,592,958
                                                       2008      1.141          0.735         20,641,601
                                                       2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.020          2.041          4,734,786
                                                       2010      1.773          2.020          5,232,895
                                                       2009      1.415          1.773          5,530,262
                                                       2008      2.268          1.415          4,190,003
                                                       2007      2.275          2.268          4,881,693

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.265          2.296          1,125,594
                                                       2010      2.078          2.265          1,293,733
                                                       2009      1.770          2.078          1,390,275
                                                       2008      2.296          1.770          1,515,607
                                                       2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.356          1.357            307,425
                                                       2010      1.227          1.356            294,778
                                                       2009      1.024          1.227            287,985
                                                       2008      1.529          1.024            172,127
                                                       2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.640          1.423          2,946,444
                                                       2010      1.528          1.640          3,333,900
                                                       2009      1.197          1.528          3,488,293
                                                       2008      2.083          1.197          4,020,055
                                                       2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.061          0.966                 --
                                                       2010      0.920          1.061                 --
                                                       2009      0.661          0.920                 --
                                                       2008      1.118          0.661                 --
                                                       2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.933          1.839          2,443,919
                                                       2010      1.535          1.933          2,789,196
                                                       2009      1.228          1.535          2,843,543
                                                       2008      1.861          1.228          3,165,967
                                                       2007      1.915          1.861          3,821,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.518          1.486             89,051
                                                       2010      1.311          1.518             66,274
                                                       2009      0.924          1.311             20,101
                                                       2008      1.506          0.924                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.947          1.960          1,110,510
                                                       2010      1.458          1.947          1,254,346
                                                       2009      1.060          1.458          1,323,051
                                                       2008      1.604          1.060          1,364,872

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.000          2.096            268,509
                                                       2010      1.902          2.000            342,855
                                                       2009      1.835          1.902            431,768
                                                       2008      1.854          1.835            517,198
                                                       2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.456          1.509                 --
                                                       2008      1.401          1.456            950,329
                                                       2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.013          0.942                 --
                                                       2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.584          0.600                 --
                                                       2008      1.034          0.584              7,274
                                                       2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.139          2.257                --
                                                       2006      1.869          2.139         1,499,652
                                                       2005      1.803          1.869         1,602,497
                                                       2004      1.645          1.803         1,854,057
                                                       2003      1.294          1.645         2,100,032
                                                       2002      1.682          1.294         2,332,015

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                --
                                                       2006      1.000          1.085             3,864

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.833          0.877                --
                                                       2005      0.796          0.833             2,485
                                                       2004      0.760          0.796               926
                                                       2003      0.613          0.760               248
                                                       2002      0.888          0.613                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.908          0.868                --
                                                       2007      0.786          0.908            10,244
                                                       2006      0.773          0.786            11,676
                                                       2005      0.725          0.773             6,141
                                                       2004      0.686          0.725             1,289
                                                       2003      0.545          0.686               272
                                                       2002      0.817          0.545                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.617          1.459             2,570
                                                       2010      1.461          1.617             1,062
                                                       2009      1.036          1.461               431
                                                       2008      1.634          1.036                --

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.373          1.302            23,114
                                                       2010      1.168          1.373            16,763
                                                       2009      0.846          1.168             3,556
                                                       2008      1.458          0.846                --

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.189          1.156             7,197
                                                       2010      1.077          1.189            16,430
                                                       2009      0.829          1.077             7,960
                                                       2008      1.290          0.829                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.255          2.236                --
                                                       2005      1.926          2.255         1,675,738
                                                       2004      1.627          1.926         1,842,364
                                                       2003      1.315          1.627         2,010,856
                                                       2002      1.772          1.315         2,468,456

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.003          3.152                --
                                                       2006      2.288          3.003            16,687
                                                       2005      1.805          2.288             8,816
                                                       2004      1.459          1.805             7,024
                                                       2003      1.031          1.459             1,321
                                                       2002      1.176          1.031                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.541          3.338                --
                                                       2005      2.393          2.541            45,079
                                                       2004      1.839          2.393            48,685
                                                       2003      1.385          1.839            21,058
                                                       2002      1.338          1.385            24,563

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.369          1.313                --
                                                       2007      1.290          1.369            33,279
                                                       2006      1.118          1.290            33,414
                                                       2005      1.081          1.118            31,254
                                                       2004      1.039          1.081            34,428
                                                       2003      0.866          1.039            38,897
                                                       2002      1.050          0.866            58,970

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.668          1.578                --
                                                       2007      1.893          1.668           124,642
                                                       2006      1.842          1.893           131,283
                                                       2005      1.757          1.842           133,477
                                                       2004      1.594          1.757           149,484
                                                       2003      1.222          1.594           156,132
                                                       2002      1.525          1.222           181,871

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.717          1.802                --
                                                       2006      1.615          1.717           298,910
                                                       2005      1.567          1.615           359,301
                                                       2004      1.500          1.567           431,583
                                                       2003      1.284          1.500           450,679
                                                       2002      1.420          1.284           554,458

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.609          1.550           120,586
                                                       2010      1.390          1.609            95,281
                                                       2009      1.036          1.390            76,652
                                                       2008      1.824          1.036            80,309
                                                       2007      1.570          1.824            36,241
                                                       2006      1.422          1.570            24,353
                                                       2005      1.231          1.422            14,933
                                                       2004      1.079          1.231             6,459
                                                       2003      0.850          1.079                --
                                                       2002      0.949          0.850                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.251          1.205            16,496
                                                       2010      1.071          1.251            16,024
                                                       2009      0.796          1.071            16,089
                                                       2008      1.370          0.796            16,338
                                                       2007      1.296          1.370            16,293
                                                       2006      1.150          1.296            15,017
                                                       2005      0.962          1.150            13,030
                                                       2004      0.959          0.962             6,053
                                                       2003      0.775          0.959               610
                                                       2002      0.846          0.775                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.919          1.919           575,234
                                                       2010      1.682          1.919           616,171
                                                       2009      1.304          1.682           626,065
                                                       2008      2.296          1.304           668,770
                                                       2007      2.284          2.296           766,524
                                                       2006      1.918          2.284           944,281
                                                       2005      1.829          1.918         1,051,426
                                                       2004      1.656          1.829         1,124,786
                                                       2003      1.282          1.656         1,206,650
                                                       2002      1.559          1.282         1,435,393

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.139          1.967                --
                                                       2007      1.701          2.139         1,790,641
                                                       2006      1.607          1.701         2,003,598
                                                       2005      1.533          1.607         2,226,912
                                                       2004      1.497          1.533         2,500,425
                                                       2003      1.138          1.497         2,865,805
                                                       2002      1.644          1.138         3,310,013

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.539          1.585           152,855
                                                       2010      1.365          1.539           239,421
                                                       2009      0.957          1.365           249,420
                                                       2008      1.288          0.957           244,651
                                                       2007      1.265          1.288           232,893
                                                       2006      1.148          1.265           257,722
                                                       2005      1.128          1.148           302,677
                                                       2004      1.039          1.128           317,740
                                                       2003      0.825          1.039           370,448
                                                       2002      0.805          0.825           381,847

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.437          2.152            29,826
                                                       2010      1.914          2.437            25,414
                                                       2009      1.383          1.914            22,438
                                                       2008      2.311          1.383            17,488
                                                       2007      2.023          2.311            15,845
                                                       2006      1.817          2.023            11,575
                                                       2005      1.554          1.817             5,077
                                                       2004      1.259          1.554             2,603
                                                       2003      0.919          1.259               774
                                                       2002      1.031          0.919                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.349          1.958                --
                                                       2010      2.016          2.349                --
                                                       2009      1.180          2.016                --
                                                       2008      2.518          1.180                --
                                                       2007      1.974          2.518                --
                                                       2006      1.556          1.974                --
                                                       2005      1.232          1.556                --
                                                       2004      1.000          1.232                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.493          1.322                --
                                                       2010      1.390          1.493                --
                                                       2009      1.024          1.390                --
                                                       2008      1.734          1.024                --
                                                       2007      1.517          1.734                --
                                                       2006      1.261          1.517                --
                                                       2005      1.155          1.261                --
                                                       2004      1.000          1.155                --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.459          2.608                --
                                                       2006      2.045          2.459           236,400
                                                       2005      1.988          2.045           316,824
                                                       2004      1.731          1.988           315,353
                                                       2003      1.321          1.731           364,876
                                                       2002      1.391          1.321           401,117

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.117          2.479                --
                                                       2005      1.960          2.117         1,150,272
                                                       2004      1.702          1.960         1,298,956
                                                       2003      1.296          1.702         1,439,866
                                                       2002      1.601          1.296         1,610,933

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.021          2.071                --
                                                       2005      2.014          2.021            55,199
                                                       2004      1.870          2.014            52,879
                                                       2003      1.461          1.870            43,956
                                                       2002      1.411          1.461            62,964

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.145          1.186                --
                                                       2005      1.074          1.145             5,884
                                                       2004      1.001          1.074             4,128
                                                       2003      0.889          1.001             4,401
                                                       2002      0.961          0.889             1,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.300          1.267            16,598
                                                       2010      1.046          1.300            23,713
                                                       2009      0.731          1.046            22,182
                                                       2008      1.315          0.731            34,648
                                                       2007      1.090          1.315            19,807
                                                       2006      0.971          1.090             8,110
                                                       2005      0.875          0.971             5,559
                                                       2004      0.733          0.875             3,577
                                                       2003      0.549          0.733             5,722
                                                       2002      0.772          0.549                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.882          0.752             7,620
                                                       2010      0.771          0.882             6,101
                                                       2009      0.566          0.771             4,960
                                                       2008      1.036          0.566            10,687
                                                       2007      0.956          1.036            12,444
                                                       2006      0.819          0.956             9,583
                                                       2005      0.783          0.819             2,195
                                                       2004      0.756          0.783             1,399
                                                       2003      0.617          0.756               541
                                                       2002      0.839          0.617                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.071          1.087                --
                                                       2010      0.865          1.071                --
                                                       2009      0.649          0.865                --
                                                       2008      1.100          0.649                --
                                                       2007      1.094          1.100                --
                                                       2006      1.015          1.094                --
                                                       2005      0.918          1.015                --
                                                       2004      0.843          0.918                --
                                                       2003      0.632          0.843                --
                                                       2002      0.948          0.632                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.187          1.103            18,284
                                                       2010      1.027          1.187            22,035
                                                       2009      0.802          1.027            21,203
                                                       2008      1.276          0.802            18,050
                                                       2007      1.327          1.276            14,139

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.579          1.554            57,718
                                                       2010      1.452          1.579            57,102
                                                       2009      1.029          1.452            54,960
                                                       2008      1.657          1.029            64,423
                                                       2007      1.589          1.657            80,817
                                                       2006      1.533          1.589            84,000
                                                       2005      1.471          1.533           102,460
                                                       2004      1.480          1.471           117,362
                                                       2003      1.012          1.480           106,194
                                                       2002      1.359          1.012           121,437

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.712          1.780           231,084
                                                       2010      1.579          1.712           231,684
                                                       2009      1.281          1.579           254,999
                                                       2008      2.008          1.281           265,191
                                                       2007      1.951          2.008           367,062
                                                       2006      1.666          1.951            41,378
                                                       2005      1.579          1.666            40,618
                                                       2004      1.444          1.579            39,848
                                                       2003      1.101          1.444            36,997
                                                       2002      1.445          1.101            57,667

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.378          1.384            31,182
                                                       2010      1.111          1.378            29,813
                                                       2009      0.786          1.111            28,230
                                                       2008      1.338          0.786            26,222
                                                       2007      1.228          1.338            27,702
                                                       2006      1.099          1.228            23,071
                                                       2005      1.058          1.099            20,169
                                                       2004      0.928          1.058            14,966
                                                       2003      0.629          0.928             1,484
                                                       2002      0.973          0.629             1,030

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.080          1.165                --
                                                       2010      1.051          1.080           161,961
                                                       2009      0.825          1.051           176,936
                                                       2008      1.472          0.825           192,022
                                                       2007      1.398          1.472           207,129
                                                       2006      1.121          1.398           210,341
                                                       2005      1.013          1.121           232,768
                                                       2004      0.868          1.013           251,365
                                                       2003      0.687          0.868           272,133
                                                       2002      0.934          0.687           335,149

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.961          1.942           123,968
                                                       2010      1.765          1.961           147,201
                                                       2009      1.451          1.765           173,171
                                                       2008      1.958          1.451           194,873
                                                       2007      1.782          1.958           192,991
                                                       2006      1.671          1.782           210,015
                                                       2005      1.616          1.671           224,933
                                                       2004      1.535          1.616           274,250
                                                       2003      1.203          1.535           294,545
                                                       2002      1.616          1.203           333,791

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.034          1.024                --
                                                       2010      0.956          1.034                --
                                                       2009      0.822          0.956                --
                                                       2008      1.053          0.822                --
                                                       2007      1.048          1.053                --
                                                       2006      1.017          1.048                --
                                                       2005      1.003          1.017                --
                                                       2004      1.001          1.003                --
                                                       2003      1.000          1.001                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.926          1.954            11,072
                                                       2010      1.668          1.926            10,764
                                                       2009      1.053          1.668            10,482
                                                       2008      1.518          1.053            12,408
                                                       2007      1.527          1.518            22,736
                                                       2006      1.390          1.527            22,148
                                                       2005      1.367          1.390            22,272
                                                       2004      1.250          1.367            21,624
                                                       2003      0.989          1.250            23,853
                                                       2002      1.032          0.989            28,766

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.355          1.351                --
                                                       2009      1.365          1.355           554,897
                                                       2008      1.343          1.365           481,476
                                                       2007      1.292          1.343           223,759
                                                       2006      1.247          1.292           226,644
                                                       2005      1.224          1.247           279,111
                                                       2004      1.225          1.224           284,339
                                                       2003      1.229          1.225           281,487
                                                       2002      1.225          1.229           434,581

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.167          2.278                --
                                                       2006      1.852          2.167            20,325
                                                       2005      1.797          1.852            15,671
                                                       2004      1.675          1.797            10,768
                                                       2003      1.216          1.675             6,142
                                                       2002      1.638          1.216             3,388

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.845          1.944                --
                                                       2006      1.575          1.845           382,272
                                                       2005      1.493          1.575           490,421
                                                       2004      1.363          1.493           549,067
                                                       2003      1.078          1.363           610,062
                                                       2002      1.459          1.078           734,035

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.906          1.970                --
                                                       2005      1.853          1.906           441,344
                                                       2004      1.709          1.853           502,868
                                                       2003      1.414          1.709           576,803
                                                       2002      1.562          1.414           644,419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.526          2.439                --
                                                       2007      2.404          2.526            85,865
                                                       2006      2.514          2.404           118,565

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.903          1.934            67,242
                                                       2010      1.653          1.903            66,223
                                                       2009      1.132          1.653            60,511
                                                       2008      1.507          1.132            62,334
                                                       2007      1.541          1.507           104,607

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.405          1.477                --
                                                       2006      1.321          1.405            12,834

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.212          1.203            21,167
                                                       2010      1.087          1.212            21,330
                                                       2009      0.920          1.087            19,647
                                                       2008      1.482          0.920            19,793
                                                       2007      1.464          1.482            15,347

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.923          0.866           151,360
                                                       2010      0.801          0.923           127,913
                                                       2009      0.599          0.801           105,905
                                                       2008      1.034          0.599            81,505
                                                       2007      1.225          1.034           128,581
                                                       2006      1.003          1.225           140,127

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.219          1.086            55,644
                                                       2010      1.030          1.219            46,202
                                                       2009      0.805          1.030            34,135
                                                       2008      1.082          0.805            15,614

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.002          0.971             1,970
                                                       2010      0.902          1.002             1,609
                                                       2009      0.704          0.902             1,353
                                                       2008      1.001          0.704                --

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.953          0.899            35,660
                                                       2010      0.848          0.953            29,654
                                                       2009      0.638          0.848            25,958
                                                       2008      1.000          0.638            16,820

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.026          1.019            22,838
                                                       2010      0.943          1.026            13,247
                                                       2009      0.771          0.943             9,201
                                                       2008      1.002          0.771                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.946          1.658            18,791
                                                       2010      1.684          1.946            14,371
                                                       2009      1.093          1.684                --
                                                       2008      1.754          1.093                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.322          1.299             3,537
                                                       2010      1.055          1.322             3,537
                                                       2009      0.794          1.055             1,106
                                                       2008      1.219          0.794             1,106

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.641          2.424           938,090
                                                       2010      2.431          2.641           981,682
                                                       2009      1.714          2.431         1,056,285
                                                       2008      2.975          1.714         1,170,928
                                                       2007      2.302          2.975         1,267,816
                                                       2006      2.236          2.302         1,476,734

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.565          2.410            46,725
                                                       2010      2.101          2.565            46,353
                                                       2009      1.546          2.101            43,297
                                                       2008      2.435          1.546            39,544

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.790          0.809            13,250
                                                       2010      0.644          0.790                --
                                                       2009      0.489          0.644                --
                                                       2008      0.774          0.489                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.632          1.617                --
                                                       2008      2.203          1.632           308,422
                                                       2007      2.092          2.203           333,644
                                                       2006      1.970          2.092           399,824

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.683          0.728                --
                                                       2010      0.643          0.683            14,859
                                                       2009      0.470          0.643             1,576
                                                       2008      0.898          0.470                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.195          3.125           245,229
                                                       2010      2.635          3.195           223,531
                                                       2009      1.887          2.635           227,773
                                                       2008      3.128          1.887           231,911
                                                       2007      2.591          3.128           242,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.123          2.205            11,981
                                                       2010      1.894          2.123            11,472
                                                       2009      1.395          1.894            11,987
                                                       2008      1.725          1.395            14,949
                                                       2007      1.630          1.725            19,803
                                                       2006      1.549          1.630            17,181

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.307          1.247            37,553
                                                       2010      1.051          1.307            33,884
                                                       2009      0.839          1.051            21,891
                                                       2008      1.269          0.839                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.634          0.604                --
                                                       2008      1.116          0.634             4,618
                                                       2007      1.007          1.116             3,681
                                                       2006      1.015          1.007             2,982

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.073          0.922           191,702

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.607          2.914            43,278
                                                       2010      2.936          3.607            56,484
                                                       2009      1.752          2.936            30,634
                                                       2008      3.965          1.752            41,236
                                                       2007      3.133          3.965            24,137

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.351          1.195           128,809
                                                       2010      1.224          1.351            14,240
                                                       2009      0.939          1.224            21,186
                                                       2008      1.645          0.939            15,152
                                                       2007      1.560          1.645            13,517

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.056          0.974             4,708
                                                       2010      0.807          1.056             2,579
                                                       2009      0.518          0.807             2,473
                                                       2008      0.930          0.518             1,233

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.900          0.883         2,223,159
                                                       2010      0.829          0.900         2,320,012
                                                       2009      0.581          0.829         2,587,112
                                                       2008      1.032          0.581         2,864,263

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.263          1.394           121,981
                                                       2010      1.180          1.263           104,954
                                                       2009      1.007          1.180            73,726
                                                       2008      1.122          1.007            33,072

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.792          1.832           163,487
                                                       2010      1.673          1.792           150,555
                                                       2009      1.495          1.673            83,978

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.535          1.451            43,154
                                                       2010      1.333          1.535            43,522
                                                       2009      1.086          1.333            44,124
                                                       2008      1.633          1.086            51,967
                                                       2007      1.570          1.633            54,333
                                                       2006      1.454          1.570            65,267

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.234          2.293            27,681
                                                       2010      2.010          2.234            28,819
                                                       2009      1.525          2.010            26,619
                                                       2008      1.725          1.525            24,688
                                                       2007      1.633          1.725            36,881
                                                       2006      1.570          1.633            41,468

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.230          4.973               455
                                                       2010      4.512          5.230               179
                                                       2009      3.847          4.512                --
                                                       2008      5.767          3.847                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.329          1.198             5,040
                                                       2010      1.119          1.329             4,814
                                                       2009      0.893          1.119             6,774
                                                       2008      1.285          0.893             8,732
                                                       2007      1.401          1.285             5,638

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.700          1.760                --
                                                       2006      1.646          1.700         1,358,038
                                                       2005      1.628          1.646         1,398,395
                                                       2004      1.570          1.628         2,008,155
                                                       2003      1.501          1.570         2,094,029
                                                       2002      1.391          1.501         3,489,314

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.930          2.077                --
                                                       2006      1.540          1.930           876,170
                                                       2005      1.356          1.540           980,677
                                                       2004      1.192          1.356         1,672,409
                                                       2003      0.925          1.192         2,007,301
                                                       2002      1.203          0.925         3,724,441

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.397          1.463                --
                                                       2006      1.253          1.397         1,699,421
                                                       2005      1.186          1.253         1,823,574
                                                       2004      1.088          1.186         3,040,380
                                                       2003      0.857          1.088         3,448,879
                                                       2002      1.122          0.857         5,529,939

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.840          1.843                --
                                                       2006      1.634          1.840           982,626
                                                       2005      1.538          1.634         1,035,695
                                                       2004      1.351          1.538         1,569,801
                                                       2003      0.953          1.351         1,895,230
                                                       2002      1.262          0.953         2,611,282

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.049          2.182           198,142
                                                       2010      1.951          2.049           201,885
                                                       2009      1.873          1.951           230,865
                                                       2008      1.784          1.873           276,106
                                                       2007      1.758          1.784           278,549

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.440          1.382            73,221
                                                       2010      1.262          1.440            81,693
                                                       2009      0.854          1.262            95,033
                                                       2008      1.589          0.854            92,455
                                                       2007      1.332          1.589            95,038
                                                       2006      1.359          1.332           115,262

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.715          1.811            31,444
                                                       2010      1.599          1.715            44,528
                                                       2009      1.474          1.599            98,080
                                                       2008      1.541          1.474           132,541
                                                       2007      1.464          1.541            92,155
                                                       2006      1.403          1.464           104,344

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.707          1.756           400,644
                                                       2010      1.572          1.707           413,597
                                                       2009      1.353          1.572           569,347
                                                       2008      1.816          1.353           211,775
                                                       2007      1.795          1.816           272,024

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.148          1.160            16,864
                                                       2010      1.064          1.148            12,521
                                                       2009      0.967          1.064            10,704
                                                       2008      1.413          0.967             9,568

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.254          1.131           343,116
                                                       2010      1.057          1.254           378,795
                                                       2009      0.836          1.057           395,971

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.130          2.219                --
                                                       2008      3.282          2.130                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.342          1.329           355,483
                                                       2010      1.350          1.342           336,911

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.649          0.643                --
                                                       2008      1.096          0.649             8,660
                                                       2007      1.152          1.096             7,232

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.176          1.118            11,964
                                                       2010      1.060          1.176            37,003
                                                       2009      0.811          1.060            34,179
                                                       2008      1.308          0.811            31,070

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.778          0.814                --
                                                       2008      1.423          0.778           385,687
                                                       2007      1.382          1.423           420,978
                                                       2006      1.358          1.382           451,656

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.415          1.314                --
                                                       2010      1.248          1.415                --
                                                       2009      1.035          1.248                --
                                                       2008      1.586          1.035                --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.882          0.876            39,364
                                                       2010      0.800          0.882            40,206
                                                       2009      0.579          0.800            42,011
                                                       2008      0.870          0.579             8,983

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.991          1.076                --
                                                       2010      0.865          0.991           192,385
                                                       2009      0.664          0.865           191,992
                                                       2008      1.126          0.664           190,201
                                                       2007      1.100          1.126           235,665
                                                       2006      1.000          1.100                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.216          1.244               166
                                                       2010      1.116          1.216               122
                                                       2009      0.935          1.116                73
                                                       2008      1.102          0.935                17
                                                       2007      1.054          1.102                --
                                                       2006      1.000          1.054                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.170          1.171            78,809
                                                       2010      1.059          1.170            78,789
                                                       2009      0.864          1.059            82,019
                                                       2008      1.113          0.864            85,345
                                                       2007      1.072          1.113            91,195
                                                       2006      1.000          1.072                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.118          1.092         1,316,827
                                                       2010      0.997          1.118         1,438,370
                                                       2009      0.796          0.997         1,549,785
                                                       2008      1.125          0.796         1,732,829
                                                       2007      1.089          1.125         1,912,425
                                                       2006      1.000          1.089               269

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.063          1.013         1,765,459
                                                       2010      0.935          1.063         1,945,730
                                                       2009      0.732          0.935         2,049,095
                                                       2008      1.138          0.732         2,134,180
                                                       2007      1.107          1.138         2,314,413
                                                       2006      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.977          1.995         1,092,450
                                                       2010      1.738          1.977         1,177,222
                                                       2009      1.390          1.738         1,247,086
                                                       2008      2.230          1.390         1,370,933
                                                       2007      2.239          2.230         1,554,241

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.217          2.244            47,753
                                                       2010      2.037          2.217            45,172
                                                       2009      1.737          2.037            65,430
                                                       2008      2.258          1.737            64,134
                                                       2007      2.188          2.258            78,629
                                                       2006      2.038          2.188            76,006

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.343          1.341            81,153
                                                       2010      1.216          1.343            78,722
                                                       2009      1.016          1.216            42,425
                                                       2008      1.521          1.016                --
                                                       2007      1.426          1.521                --
                                                       2006      1.285          1.426                --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.605          1.391           201,141
                                                       2010      1.498          1.605           202,270
                                                       2009      1.175          1.498           201,555
                                                       2008      2.048          1.175           205,780
                                                       2007      2.097          2.048           263,077

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.054          0.958         1,263,293
                                                       2010      0.915          1.054         1,330,900
                                                       2009      0.659          0.915         1,554,458
                                                       2008      1.115          0.659         1,805,472
                                                       2007      1.057          1.115         2,005,191
                                                       2006      0.996          1.057         2,278,990

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.892          1.797           400,547
                                                       2010      1.505          1.892           408,606
                                                       2009      1.206          1.505           444,461
                                                       2008      1.830          1.206           501,174
                                                       2007      1.883          1.830           563,590

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.491          1.457             6,259
                                                       2010      1.289          1.491             5,114
                                                       2009      0.910          1.289             4,252
                                                       2008      1.485          0.910                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.912          1.921            86,919
                                                       2010      1.433          1.912           107,762
                                                       2009      1.044          1.433           109,943
                                                       2008      1.581          1.044           108,746

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.210          2.299                --
                                                       2006      2.071          2.210            68,431

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.957          2.049            88,960
                                                       2010      1.865          1.957            88,089
                                                       2009      1.802          1.865           142,395
                                                       2008      1.823          1.802           140,117
                                                       2007      1.761          1.823           135,436
                                                       2006      1.694          1.761           152,444

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.440          1.491                --
                                                       2008      1.387          1.440            43,083
                                                       2007      1.287          1.387            49,731
                                                       2006      1.252          1.287            39,881
                                                       2005      1.233          1.252            31,439
                                                       2004      1.187          1.233            20,674
                                                       2003      1.141          1.187             4,122
                                                       2002      1.056          1.141                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.003          0.933                --
                                                       2007      0.918          1.003               483
                                                       2006      0.834          0.918               311
                                                       2005      0.785          0.834               149
                                                       2004      0.737          0.785                50
                                                       2003      0.564          0.737                --
                                                       2002      0.808          0.564                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.445          1.568                --
                                                       2006      1.142          1.445            10,493
                                                       2005      1.028          1.142             8,559
                                                       2004      0.893          1.028             4,434
                                                       2003      0.701          0.893             2,311
                                                       2002      0.860          0.701                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.018          2.159                --
                                                       2006      1.737          2.018             5,576
                                                       2005      1.638          1.737             3,645
                                                       2004      1.310          1.638             2,058
                                                       2003      0.884          1.310             1,206
                                                       2002      1.092          0.884               873

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.951          1.015                --
                                                       2005      0.883          0.951             1,644
                                                       2004      0.837          0.883               699
                                                       2003      0.653          0.837                56
                                                       2002      0.867          0.653                --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.450          1.549                --
                                                       2005      1.459          1.450            78,469
                                                       2004      1.385          1.459            77,339
                                                       2003      1.108          1.385            74,504
                                                       2002      1.202          1.108            74,378

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.297          2.514                --
                                                       2005      2.062          2.297           138,567
                                                       2004      1.788          2.062            99,649
                                                       2003      1.349          1.788            70,831
                                                       2002      1.590          1.349            68,976

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.242          1.321                --
                                                       2005      1.119          1.242             6,828
                                                       2004      0.975          1.119             8,315
                                                       2003      0.812          0.975             7,197
                                                       2002      1.095          0.812             7,672

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.281          1.359                --
                                                       2005      1.255          1.281           112,378
                                                       2004      1.111          1.255           111,924
                                                       2003      0.818          1.111           101,255
                                                       2002      1.614          0.818           153,692

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.970          2.038                --
                                                       2005      1.932          1.970            76,856
                                                       2004      1.750          1.932            79,150
                                                       2003      1.516          1.750            69,150
                                                       2002      1.615          1.516            83,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.187          1.285                --
                                                       2005      1.125          1.187                --
                                                       2004      1.000          1.125                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.367          1.454                --
                                                       2005      1.302          1.367            76,572
                                                       2004      1.183          1.302            74,373
                                                       2003      0.965          1.183            77,429
                                                       2002      1.396          0.965            77,877

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.551          1.570                --
                                                       2005      1.510          1.551            38,214
                                                       2004      1.374          1.510            40,442
                                                       2003      1.161          1.374            39,827
                                                       2002      1.106          1.161            49,563

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.413          1.403                --
                                                       2005      1.404          1.413            91,268
                                                       2004      1.372          1.404            82,834
                                                       2003      1.294          1.372           150,257
                                                       2002      1.235          1.294           171,337

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.510          1.579                --
                                                       2005      1.494          1.510           411,358
                                                       2004      1.369          1.494           432,539
                                                       2003      1.042          1.369           456,960
                                                       2002      1.584          1.042           518,075

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.753          1.694                --
                                                       2005      1.697          1.753           213,820
                                                       2004      1.614          1.697           215,844
                                                       2003      1.586          1.614           291,068
                                                       2002      1.409          1.586           497,491

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.577          0.593                --
                                                       2008      1.024          0.577               416
                                                       2007      0.919          1.024               416
                                                       2006      0.869          0.919               407
                                                       2005      0.813          0.869                95
                                                       2004      0.791          0.813               625
                                                       2003      0.635          0.791               244
                                                       2002      0.911          0.635                --

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.095          2.209                --
                                                       2006      1.835          2.095           757,168
                                                       2005      1.773          1.835           779,772
                                                       2004      1.621          1.773           874,253
                                                       2003      1.277          1.621           799,701
                                                       2002      1.664          1.277           680,643

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.896          0.856                --
                                                       2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.596          1.437           383,744
                                                       2010      1.444          1.596           425,037
                                                       2009      1.027          1.444           438,603
                                                       2008      1.621          1.027           435,468

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.355          1.282         1,046,208
                                                       2010      1.155          1.355         1,070,611
                                                       2009      0.838          1.155           979,478
                                                       2008      1.447          0.838           780,124

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.173          1.139           910,550
                                                       2010      1.065          1.173           951,371
                                                       2009      0.821          1.065           948,808
                                                       2008      1.280          0.821         1,334,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.343          1.287                --
                                                       2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.637          1.548                --
                                                       2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.682          1.764                --
                                                       2006      1.586          1.682           603,024
                                                       2005      1.542          1.586           605,856
                                                       2004      1.479          1.542           572,513
                                                       2003      1.268          1.479           543,269
                                                       2002      1.405          1.268           533,952

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.579          1.517           539,439
                                                       2010      1.366          1.579           598,468
                                                       2009      1.020          1.366           607,143
                                                       2008      1.800          1.020           679,759
                                                       2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.227          1.180                --
                                                       2010      1.052          1.227                --
                                                       2009      0.784          1.052                --
                                                       2008      1.352          0.784               618
                                                       2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.865          1.862            54,453
                                                       2010      1.638          1.865            61,084
                                                       2009      1.273          1.638            82,258
                                                       2008      2.245          1.273           341,636
                                                       2007      2.237          2.245           421,256
                                                       2006      1.883          2.237           430,908
                                                       2005      1.799          1.883           426,800
                                                       2004      1.632          1.799           400,554
                                                       2003      1.266          1.632           412,260
                                                       2002      1.543          1.266           409,742

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.091          1.922                --
                                                       2007      1.666          2.091           313,886
                                                       2006      1.578          1.666           835,178
                                                       2005      1.508          1.578           821,849
                                                       2004      1.476          1.508           867,802
                                                       2003      1.124          1.476           832,232
                                                       2002      1.626          1.124           763,284

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.495          1.538             2,337
                                                       2010      1.329          1.495             2,480
                                                       2009      0.934          1.329            28,085
                                                       2008      1.259          0.934            82,633
                                                       2007      1.239          1.259            93,973
                                                       2006      1.127          1.239           175,445
                                                       2005      1.110          1.127           175,314
                                                       2004      1.025          1.110           167,884
                                                       2003      0.814          1.025           166,192
                                                       2002      0.796          0.814           182,656

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.391          2.107         1,156,428
                                                       2010      1.881          2.391         1,328,863
                                                       2009      1.362          1.881         1,471,651
                                                       2008      2.281          1.362         1,777,391
                                                       2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.318          1.928           175,694
                                                       2010      1.994          2.318           179,555
                                                       2009      1.169          1.994           165,409
                                                       2008      2.499          1.169           186,090
                                                       2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.473          1.302           308,682
                                                       2010      1.375          1.473           363,643
                                                       2009      1.015          1.375           331,192
                                                       2008      1.722          1.015           363,195
                                                       2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.409          2.553                --
                                                       2006      2.007          2.409           424,117
                                                       2005      1.955          2.007           422,122
                                                       2004      1.706          1.955           425,846
                                                       2003      1.304          1.706           426,916
                                                       2002      1.377          1.304           403,788

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.276          1.240            48,843
                                                       2010      1.028          1.276            45,118
                                                       2009      0.720          1.028            53,522
                                                       2008      1.297          0.720            84,929
                                                       2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.865          0.736            18,713
                                                       2010      0.758          0.865            18,713
                                                       2009      0.558          0.758            23,849
                                                       2008      1.022          0.558            29,758
                                                       2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.051          1.064           205,748
                                                       2010      0.850          1.051           242,292
                                                       2009      0.639          0.850           413,265
                                                       2008      1.085          0.639           457,745
                                                       2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.273          1.358             4,058
                                                       2010      1.147          1.273             1,506
                                                       2009      0.944          1.147             9,035
                                                       2008      1.470          0.944            11,216
                                                       2007      1.458          1.470            15,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.164          1.079           181,822
                                                       2010      1.010          1.164           267,353
                                                       2009      0.790          1.010           431,207
                                                       2008      1.259          0.790           388,104
                                                       2007      1.311          1.259           425,734

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.541          1.513           412,388
                                                       2010      1.419          1.541           456,686
                                                       2009      1.008          1.419           507,985
                                                       2008      1.626          1.008           529,873
                                                       2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.671          1.734            88,492
                                                       2010      1.544          1.671            95,707
                                                       2009      1.255          1.544           219,616
                                                       2008      1.971          1.255           282,522
                                                       2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.352          1.355            98,991
                                                       2010      1.092          1.352           103,546
                                                       2009      0.774          1.092           144,323
                                                       2008      1.320          0.774           135,319
                                                       2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.050          1.132                (0)
                                                       2010      1.024          1.050            96,385
                                                       2009      0.805          1.024           170,445
                                                       2008      1.440          0.805           216,559
                                                       2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.906          1.884           151,574
                                                       2010      1.719          1.906           163,185
                                                       2009      1.415          1.719           186,027
                                                       2008      1.914          1.415           257,988
                                                       2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.019          1.008                --
                                                       2010      0.944          1.019                --
                                                       2009      0.813          0.944                --
                                                       2008      1.044          0.813             7,553
                                                       2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.873          1.896            22,363
                                                       2010      1.624          1.873            36,615
                                                       2009      1.027          1.624            53,049
                                                       2008      1.484          1.027            62,411
                                                       2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.319          1.314                --
                                                       2009      1.332          1.319            77,076
                                                       2008      1.313          1.332           680,677
                                                       2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.479          2.393                --
                                                       2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.854          1.880           189,908
                                                       2010      1.613          1.854           228,281
                                                       2009      1.107          1.613           382,881
                                                       2008      1.476          1.107           452,850
                                                       2007      1.512          1.476           610,595

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.182          1.171            55,400
                                                       2010      1.063          1.182           100,710
                                                       2009      0.902          1.063           108,152
                                                       2008      1.455          0.902            92,630
                                                       2007      1.440          1.455            49,767

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.914          0.856           576,141
                                                       2010      0.795          0.914           582,009
                                                       2009      0.596          0.795           664,240
                                                       2008      1.031          0.596           754,036
                                                       2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.208          1.073            44,246
                                                       2010      1.022          1.208            41,582
                                                       2009      0.801          1.022            36,841
                                                       2008      1.077          0.801            30,583

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.996          0.964           159,420
                                                       2010      0.898          0.996           136,063
                                                       2009      0.703          0.898           114,317
                                                       2008      1.001          0.703            35,164

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.948          0.892            78,944
                                                       2010      0.845          0.948           101,434
                                                       2009      0.637          0.845            68,849
                                                       2008      1.000          0.637            38,987

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.021          1.011            70,104
                                                       2010      0.940          1.021            82,074
                                                       2009      0.770          0.940           146,535
                                                       2008      1.002          0.770               530

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.911          1.625                --
                                                       2010      1.657          1.911                --
                                                       2009      1.078          1.657                --
                                                       2008      1.732          1.078                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.308          1.282            27,593
                                                       2010      1.046          1.308            25,189
                                                       2009      0.788          1.046            22,489
                                                       2008      1.212          0.788            43,918

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.567          2.352         1,162,410
                                                       2010      2.367          2.567         1,309,700
                                                       2009      1.672          2.367         1,633,919
                                                       2008      2.909          1.672         2,021,781
                                                       2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.503          2.347           210,836
                                                       2010      2.054          2.503           276,944
                                                       2009      1.515          2.054           318,840
                                                       2008      2.388          1.515           358,519

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.775          0.791            22,620
                                                       2010      0.633          0.775            17,201
                                                       2009      0.482          0.633               458
                                                       2008      0.763          0.482                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.592          1.577                --
                                                       2008      2.154          1.592           543,843
                                                       2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.676          0.720                --
                                                       2010      0.638          0.676             2,108
                                                       2009      0.467          0.638               143
                                                       2008      0.894          0.467                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.105          3.031            12,144
                                                       2010      2.566          3.105            11,826
                                                       2009      1.841          2.566            11,841
                                                       2008      3.058          1.841            41,098
                                                       2007      2.537          3.058           123,796

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.076          2.151            34,933
                                                       2010      1.855          2.076            39,173
                                                       2009      1.369          1.855            34,059
                                                       2008      1.697          1.369            30,128
                                                       2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.290          1.228            54,327
                                                       2010      1.039          1.290            54,704
                                                       2009      0.831          1.039            41,692
                                                       2008      1.259          0.831            21,959

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.624          0.594                 0
                                                       2008      1.101          0.624            50,499
                                                       2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.062          0.911           670,237

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.520          2.839            30,678
                                                       2010      2.871          3.520            41,359
                                                       2009      1.717          2.871            59,930
                                                       2008      3.893          1.717            57,856
                                                       2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.325          1.169           110,476
                                                       2010      1.203          1.325            64,304
                                                       2009      0.925          1.203            62,342
                                                       2008      1.623          0.925            73,269
                                                       2007      1.541          1.623            61,884

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.036          0.953            19,936
                                                       2010      0.793          1.036            17,715
                                                       2009      0.510          0.793            15,868
                                                       2008      0.917          0.510             2,745

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.883          0.864            84,132
                                                       2010      0.814          0.883            79,814
                                                       2009      0.572          0.814           137,194
                                                       2008      1.018          0.572           478,919

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.249          1.377           233,791
                                                       2010      1.170          1.249           233,097
                                                       2009      1.000          1.170           259,025
                                                       2008      1.117          1.000           201,107

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.758          1.793           508,642
                                                       2010      1.644          1.758           578,756
                                                       2009      1.471          1.644           532,062

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.491          1.407            92,595
                                                       2010      1.298          1.491            97,643
                                                       2009      1.060          1.298           103,948
                                                       2008      1.596          1.060           147,414
                                                       2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.171          2.224           162,513
                                                       2010      1.958          2.171           165,254
                                                       2009      1.488          1.958           180,217
                                                       2008      1.687          1.488           365,236
                                                       2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.014          4.758                --
                                                       2010      4.334          5.014                --
                                                       2009      3.703          4.334                --
                                                       2008      5.558          3.703                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.311          1.180           234,467
                                                       2010      1.106          1.311           322,476
                                                       2009      0.885          1.106           355,916
                                                       2008      1.276          0.885           433,632
                                                       2007      1.393          1.276           534,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.992          2.117           287,632
                                                       2010      1.900          1.992           304,159
                                                       2009      1.827          1.900           328,897
                                                       2008      1.744          1.827           426,703
                                                       2007      1.720          1.744           499,566

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.405          1.346           177,509
                                                       2010      1.234          1.405           218,821
                                                       2009      0.837          1.234           316,288
                                                       2008      1.560          0.837           356,043
                                                       2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.671          1.760           345,369
                                                       2010      1.560          1.671           315,228
                                                       2009      1.441          1.560           351,895
                                                       2008      1.510          1.441           379,320
                                                       2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.659          1.703           307,575
                                                       2010      1.531          1.659           354,602
                                                       2009      1.320          1.531           475,581
                                                       2008      1.776          1.320            80,729
                                                       2007      1.757          1.776           188,221

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.128          1.138             9,497
                                                       2010      1.048          1.128             6,667
                                                       2009      0.954          1.048             5,411
                                                       2008      1.396          0.954                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.221          1.099           502,741
                                                       2010      1.031          1.221           595,483
                                                       2009      0.816          1.031           916,928

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.070          2.794                --
                                                       2008      3.194          2.070                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.304          1.289            18,739
                                                       2010      1.314          1.304            20,690

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.645          0.639                --
                                                       2008      1.092          0.645             1,731
                                                       2007      1.150          1.092             4,408

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.147          1.088           303,370
                                                       2010      1.036          1.147           332,691
                                                       2009      0.794          1.036           379,785
                                                       2008      1.282          0.794           466,832

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.795                (0)
                                                       2008      1.394          0.760         1,168,891
                                                       2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.377          1.277           152,347
                                                       2010      1.217          1.377           164,483
                                                       2009      1.012          1.217           269,013
                                                       2008      1.552          1.012           274,630

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.865          0.857            31,904
                                                       2010      0.786          0.865            34,134
                                                       2009      0.570          0.786            30,990
                                                       2008      0.858          0.570            45,078

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.981          1.065                --
                                                       2010      0.858          0.981           376,649
                                                       2009      0.660          0.858           385,597
                                                       2008      1.121          0.660           417,149
                                                       2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.204          1.229           332,770
                                                       2010      1.107          1.204           368,759
                                                       2009      0.929          1.107           447,744
                                                       2008      1.098          0.929           200,478
                                                       2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.158          1.157         1,487,486
                                                       2010      1.051          1.158         1,494,445
                                                       2009      0.859          1.051         1,374,926
                                                       2008      1.109          0.859         1,572,585
                                                       2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.107          1.079         4,808,567
                                                       2010      0.989          1.107         4,765,998
                                                       2009      0.791          0.989         4,738,265
                                                       2008      1.121          0.791         5,929,292
                                                       2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.052          1.001         2,991,247
                                                       2010      0.928          1.052         3,104,348
                                                       2009      0.727          0.928         3,568,201
                                                       2008      1.134          0.727         4,543,502
                                                       2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.921          1.935           715,941
                                                       2010      1.692          1.921           697,013
                                                       2009      1.356          1.692         1,021,123
                                                       2008      2.180          1.356           824,665
                                                       2007      2.192          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.154          2.177         1,626,988
                                                       2010      1.984          2.154         1,746,941
                                                       2009      1.695          1.984         2,269,079
                                                       2008      2.207          1.695         2,484,195
                                                       2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.325          1.321         1,632,316
                                                       2010      1.203          1.325         1,772,834
                                                       2009      1.007          1.203         1,913,290
                                                       2008      1.510          1.007         2,054,169
                                                       2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.560          1.349           409,104
                                                       2010      1.459          1.560           405,607
                                                       2009      1.147          1.459           426,910
                                                       2008      2.003          1.147           446,421
                                                       2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.044          0.947           103,855
                                                       2010      0.909          1.044           116,468
                                                       2009      0.655          0.909           166,216
                                                       2008      1.111          0.655           380,955
                                                       2007      1.056          1.111           510,670
                                                       2006      0.996          1.056           916,784

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.839          1.743           306,203
                                                       2010      1.466          1.839           342,008
                                                       2009      1.176          1.466           354,741
                                                       2008      1.790          1.176           514,574
                                                       2007      1.842          1.790           479,012

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.455          1.419            23,928
                                                       2010      1.261          1.455            25,576
                                                       2009      0.892          1.261            13,023
                                                       2008      1.457          0.892            13,043

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.866          1.871           401,193
                                                       2010      1.401          1.866           444,326
                                                       2009      1.023          1.401           539,837
                                                       2008      1.551          1.023           646,804

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.902          1.987           339,470
                                                       2010      1.816          1.902           349,233
                                                       2009      1.758          1.816           408,689
                                                       2008      1.782          1.758           484,798
                                                       2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.418          1.467                --
                                                       2008      1.368          1.418           315,874
                                                       2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.990          0.920                --
                                                       2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.569          0.584                --
                                                       2008      1.010          0.569             8,318
                                                       2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Metropolitan Series Fund, Inc.s, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

              CONDENSED FINANCIAL INFORMATION -- GOLD TRACK SELECT

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of Separate Account charges. The Accumulation Unit Value information for the minimum Separate Account charge and the maximum Separate Account charge are contained in the prospectus.


               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.930          0.889                --
                                                       2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.655          1.499         3,069,218
                                                       2010      1.490          1.655         2,735,685
                                                       2009      1.053          1.490         1,876,048
                                                       2008      1.720          1.053         1,242,629
                                                       2007      1.507          1.720           912,511
                                                       2006      1.259          1.507         1,716,847
                                                       2005      1.110          1.259           772,016
                                                       2004      1.000          1.110           554,952

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.406          1.337         4,214,472
                                                       2010      1.191          1.406         4,328,492
                                                       2009      0.860          1.191         3,306,607
                                                       2008      1.544          0.860         2,766,884
                                                       2007      1.382          1.544         2,785,664
                                                       2006      1.262          1.382         4,514,556
                                                       2005      1.092          1.262         1,634,839
                                                       2004      1.000          1.092         1,211,258

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.217          1.188         2,709,698
                                                       2010      1.099          1.217         2,252,078
                                                       2009      0.842          1.099         1,552,987
                                                       2008      1.363          0.842         1,185,410
                                                       2007      1.306          1.363         1,330,289
                                                       2006      1.140          1.306         2,430,345
                                                       2005      1.084          1.140         1,347,653
                                                       2004      1.000          1.084           840,008

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      3.100          3.041           371,122
                                                       2010      2.358          3.100           559,517
                                                       2009      1.799          2.358           437,604
                                                       2008      2.582          1.799           391,923
                                                       2007      2.781          2.582           418,349
                                                       2006      2.408          2.781         1,618,529
                                                       2005      2.214          2.408         1,142,341
                                                       2004      1.834          2.214           890,056
                                                       2003      1.299          1.834           615,882
                                                       2002      1.385          1.299           349,704

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.415          1.358                --
                                                       2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.723          1.632                --
                                                       2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.665          1.609         5,678,027
                                                       2010      1.432          1.665         5,177,190
                                                       2009      1.064          1.432         4,323,092
                                                       2008      1.867          1.064         3,733,850
                                                       2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.294          1.251            68,707
                                                       2010      1.104          1.294           104,921
                                                       2009      0.818          1.104           100,461
                                                       2008      1.403          0.818            88,755
                                                       2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      2.017          2.024            61,065
                                                       2010      1.762          2.017            56,240
                                                       2009      1.362          1.762            53,238
                                                       2008      2.389          1.362           146,959
                                                       2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      2.225          2.048                --
                                                       2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.617          1.672             1,867
                                                       2010      1.429          1.617            34,927
                                                       2009      0.999          1.429            34,927
                                                       2008      1.339          0.999            37,512
                                                       2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.521          2.234         2,584,570
                                                       2010      1.973          2.521         2,275,753
                                                       2009      1.420          1.973         1,786,511
                                                       2008      2.366          1.420         1,535,912
                                                       2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.483          1.745                --
                                                       2005      1.350          1.483         1,665,669
                                                       2004      1.205          1.350         1,066,543
                                                       2003      1.000          1.205           386,447

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.404          2.011           189,511
                                                       2010      2.057          2.404           212,374
                                                       2009      1.199          2.057           209,376
                                                       2008      2.550          1.199           387,232
                                                       2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.528          1.358           383,587
                                                       2010      1.418          1.528           393,940
                                                       2009      1.041          1.418           429,606
                                                       2008      1.757          1.041           350,061
                                                       2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.220          1.477                --
                                                       2005      1.127          1.220           528,621
                                                       2004      1.000          1.127            94,386

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.345          1.315           469,253
                                                       2010      1.078          1.345           450,604
                                                       2009      0.751          1.078           383,306
                                                       2008      1.346          0.751           354,214
                                                       2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.913          0.780            99,145
                                                       2010      0.795          0.913            87,463
                                                       2009      0.582          0.795           198,279
                                                       2008      1.060          0.582           350,259
                                                       2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.166          1.320                --
                                                       2005      1.128          1.166           172,274
                                                       2004      1.000          1.128            53,428

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.007          1.075                --
                                                       2006      0.944          1.007             9,188
                                                       2005      0.893          0.944            13,859
                                                       2004      0.873          0.893            25,633
                                                       2003      0.654          0.873            20,299
                                                       2002      0.899          0.654            14,777

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.108          1.129         1,101,481
                                                       2010      0.892          1.108         1,195,312
                                                       2009      0.667          0.892         1,413,503
                                                       2008      1.126          0.667         1,539,345
                                                       2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.263          1.288           298,260
                                                       2010      1.128          1.263           300,382
                                                       2009      0.929          1.128           336,318
                                                       2008      1.322          0.929           343,279
                                                       2007      1.227          1.322           319,953
                                                       2006      1.075          1.227           280,494
                                                       2005      1.037          1.075           225,286
                                                       2004      0.959          1.037           197,045
                                                       2003      0.775          0.959           157,613
                                                       2002      0.945          0.775            79,537

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.983          1.072                --
                                                       2010      0.884          0.983            23,623
                                                       2009      0.728          0.884            24,242
                                                       2008      1.026          0.728            19,178
                                                       2007      0.970          1.026            19,159
                                                       2006      0.827          0.970            82,368
                                                       2005      0.834          0.827            82,624
                                                       2004      0.811          0.834            61,928
                                                       2003      0.661          0.811            50,078
                                                       2002      0.899          0.661            36,570

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.362          1.461            28,342
                                                       2010      1.221          1.362            29,937
                                                       2009      0.999          1.221            21,190
                                                       2008      1.547          0.999            19,862
                                                       2007      1.529          1.547            17,326

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.227          1.145           893,033
                                                       2010      1.059          1.227           990,582
                                                       2009      0.824          1.059         1,203,817
                                                       2008      1.306          0.824         1,249,595
                                                       2007      1.298          1.306         1,331,029
                                                       2006      1.118          1.298           681,726
                                                       2005      1.073          1.118           635,740
                                                       2004      0.998          1.073           561,903
                                                       2003      0.724          0.998           508,312
                                                       2002      0.925          0.724           415,983

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.649          1.629           166,723
                                                       2010      1.510          1.649           154,347
                                                       2009      1.067          1.510            74,119
                                                       2008      1.712          1.067            93,392
                                                       2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.787          1.865           790,456
                                                       2010      1.643          1.787           783,808
                                                       2009      1.327          1.643           585,486
                                                       2008      2.074          1.327           604,312
                                                       2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.426          1.437           546,075
                                                       2010      1.146          1.426           470,162
                                                       2009      0.807          1.146           402,831
                                                       2008      1.370          0.807           347,536
                                                       2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.709          0.693                --
                                                       2008      1.141          0.709         4,140,312
                                                       2007      1.094          1.141         4,736,684
                                                       2006      0.956          1.094         7,044,296
                                                       2005      0.923          0.956         5,040,773
                                                       2004      0.842          0.923         4,920,344
                                                       2003      0.663          0.842         4,378,710
                                                       2002      0.859          0.663         2,999,593

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.135          1.226                 0
                                                       2010      1.101          1.135            95,905
                                                       2009      0.861          1.101            84,537
                                                       2008      1.531          0.861            89,068
                                                       2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.061          2.048           111,826
                                                       2010      1.849          2.061           110,723
                                                       2009      1.514          1.849           123,343
                                                       2008      2.036          1.514            78,316
                                                       2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.061          1.051                --
                                                       2010      0.977          1.061            26,071
                                                       2009      0.837          0.977            62,855
                                                       2008      1.069          0.837            59,470
                                                       2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      2.024          2.061            32,924
                                                       2010      1.746          2.024            36,777
                                                       2009      1.098          1.746            30,623
                                                       2008      1.578          1.098            46,937
                                                       2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.419          1.416                --
                                                       2009      1.424          1.419                58
                                                       2008      1.397          1.424         1,026,538
                                                       2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.333          1.427                --
                                                       2006      1.187          1.333           424,031
                                                       2005      1.139          1.187           458,883
                                                       2004      0.991          1.139           485,743
                                                       2003      0.702          0.991           333,071
                                                       2002      0.950          0.702           239,285

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.488          1.535                --
                                                       2006      1.330          1.488            16,137
                                                       2005      1.295          1.330            13,795
                                                       2004      1.198          1.295            20,280
                                                       2003      1.039          1.198             9,155
                                                       2002      1.123          1.039             2,297

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.331          1.387                --
                                                       2006      1.141          1.331           938,693
                                                       2005      1.112          1.141           676,218
                                                       2004      1.000          1.112           118,943

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.400          1.548               683
                                                       2006      1.255          1.400           529,247
                                                       2005      1.166          1.255           348,775
                                                       2004      1.000          1.166           145,040

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.609          2.522                --
                                                       2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.993          2.033         1,126,789
                                                       2010      1.725          1.993         1,313,771
                                                       2009      1.178          1.725           963,309
                                                       2008      1.561          1.178           822,732
                                                       2007      1.528          1.561           863,101
                                                       2006      1.440          1.528           170,973

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.265          1.260            32,311
                                                       2010      1.130          1.265           107,948
                                                       2009      0.954          1.130             2,953
                                                       2008      1.531          0.954            14,770
                                                       2007      1.509          1.531           128,068

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.938          0.883         1,353,015
                                                       2010      0.812          0.938         1,375,066
                                                       2009      0.604          0.812         1,220,900
                                                       2008      1.040          0.604         1,101,186
                                                       2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.240          1.108             3,579
                                                       2010      1.044          1.240            17,365
                                                       2009      0.813          1.044            30,638
                                                       2008      1.094          0.813            36,448
                                                       2007      1.111          1.094            60,249
                                                       2006      1.036          1.111            83,233

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.011          0.984           199,530
                                                       2010      0.907          1.011           135,545
                                                       2009      0.705          0.907            48,287
                                                       2008      1.001          0.705            42,820

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.962          0.911           207,415
                                                       2010      0.853          0.962           137,462
                                                       2009      0.640          0.853            53,093
                                                       2008      1.000          0.640            18,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.036          1.032            88,986
                                                       2010      0.948          1.036            58,626
                                                       2009      0.773          0.948            24,467
                                                       2008      1.002          0.773            20,363

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.581          1.352           433,015
                                                       2010      1.363          1.581           406,890
                                                       2009      0.882          1.363           421,657
                                                       2008      1.497          0.882           258,795
                                                       2007      1.519          1.497           276,579
                                                       2006      1.369          1.519           402,379

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.348          1.328            14,554
                                                       2010      1.072          1.348            31,634
                                                       2009      0.804          1.072            34,852
                                                       2008      1.317          0.804            31,883
                                                       2007      1.189          1.317            27,162
                                                       2006      1.190          1.189            40,123

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.776          2.557         4,592,561
                                                       2010      2.546          2.776         4,426,605
                                                       2009      1.789          2.546         4,099,024
                                                       2008      3.094          1.789         3,609,955
                                                       2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.677          2.525           527,129
                                                       2010      2.185          2.677           496,271
                                                       2009      1.603          2.185           514,501
                                                       2008      1.103          1.603           445,991
                                                       2007      1.237          1.103            12,283

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.818          0.840            32,487
                                                       2010      0.665          0.818             6,983
                                                       2009      0.503          0.665             1,778
                                                       2008      0.794          0.503             2,336

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.703          1.690                --
                                                       2008      2.292          1.703         1,040,406
                                                       2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.696          0.742                --
                                                       2010      0.652          0.696            14,550
                                                       2009      0.476          0.652            10,962
                                                       2008      0.906          0.476                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.358          3.296             9,132
                                                       2010      2.760          3.358             8,250
                                                       2009      1.969          2.760             8,766
                                                       2008      3.253          1.969           161,441
                                                       2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.209          2.302            89,531
                                                       2010      1.964          2.209           100,445
                                                       2009      1.441          1.964           101,707
                                                       2008      1.776          1.441           164,857
                                                       2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.338          1.281           159,576
                                                       2010      1.072          1.338           184,167
                                                       2009      0.852          1.072           186,511
                                                       2008      1.401          0.852           162,716
                                                       2007      1.532          1.401           217,540

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.651          0.621                --
                                                       2008      1.142          0.651            38,830
                                                       2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.093          0.941           373,843

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.764          3.052            95,800
                                                       2010      3.054          3.764           111,897
                                                       2009      1.816          3.054           216,834
                                                       2008      4.094          1.816           208,396
                                                       2007      3.227          4.094           165,682

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.397          1.240           407,878
                                                       2010      1.262          1.397           374,668
                                                       2009      0.965          1.262           416,642
                                                       2008      1.684          0.965           451,543
                                                       2007      1.593          1.684           505,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.093          1.011           100,028
                                                       2010      0.832          1.093           108,020
                                                       2009      0.532          0.832            61,048
                                                       2008      0.953          0.532            30,690

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.932          0.917           321,699
                                                       2010      0.855          0.932           279,044
                                                       2009      0.597          0.855           248,181
                                                       2008      1.059          0.597           348,272

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.286          1.425           694,688
                                                       2010      1.198          1.286           707,526
                                                       2009      1.018          1.198           654,510
                                                       2008      1.097          1.018           879,320
                                                       2007      1.029          1.097            57,179

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.854          1.901         6,897,380
                                                       2010      1.724          1.854         5,348,047
                                                       2009      1.537          1.724         2,664,935

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.613          1.530           106,516
                                                       2010      1.396          1.613           181,948
                                                       2009      1.134          1.396           208,590
                                                       2008      1.698          1.134           161,779
                                                       2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.129          1.250                --
                                                       2006      1.065          1.129            11,663

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.348          2.419           684,209
                                                       2010      2.106          2.348           714,453
                                                       2009      1.592          2.106           586,022
                                                       2008      1.794          1.592           323,848
                                                       2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.972          0.928           692,178
                                                       2010      0.836          0.972           843,204
                                                       2009      0.710          0.836           838,176
                                                       2008      1.121          0.710           887,147
                                                       2007      1.085          1.121           988,521
                                                       2006      1.001          1.085         3,522,600

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.360          1.231         1,680,695
                                                       2010      1.141          1.360         1,755,586
                                                       2009      0.908          1.141         1,622,276
                                                       2008      1.302          0.908         1,412,540
                                                       2007      1.350          1.302         1,323,664
                                                       2006      1.320          1.350           285,980

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.568          1.536           486,236
                                                       2010      1.373          1.568           521,045
                                                       2009      1.093          1.373           281,517

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.154          2.302         1,164,754
                                                       2010      2.043          2.154           924,433
                                                       2009      1.954          2.043           841,340
                                                       2008      1.855          1.954           809,872
                                                       2007      1.828          1.855           799,904

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.503          1.447            55,452
                                                       2010      1.313          1.503            78,418
                                                       2009      0.885          1.313            87,510
                                                       2008      1.641          0.885           166,185
                                                       2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.797          1.903           860,094
                                                       2010      1.669          1.797           701,280
                                                       2009      1.534          1.669           385,373
                                                       2008      1.597          1.534           367,198
                                                       2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.795          1.852         1,093,351
                                                       2010      1.647          1.795         1,182,794
                                                       2009      1.412          1.647         1,273,020
                                                       2008      1.889          1.412            37,614
                                                       2007      1.862          1.889            37,628

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.183          1.200           622,195
                                                       2010      1.093          1.183           577,571
                                                       2009      0.990          1.093           553,093
                                                       2008      1.443          0.990            57,091

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.315          1.190         1,624,034
                                                       2010      1.104          1.315         1,335,805
                                                       2009      0.871          1.104           807,801

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.238          2.335                --
                                                       2008      3.441          2.238                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.317          1.309         5,331,105
                                                       2010      1.325          1.317         6,929,273
                                                       2009      1.327          1.325         7,240,947
                                                       2008      1.298          1.327         6,489,414
                                                       2007      1.243          1.298         4,676,190
                                                       2006      1.208          1.243         6,745,690

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.655          0.650                --
                                                       2008      1.102          0.655            97,511
                                                       2007      1.156          1.102            96,900

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.228          1.172           370,706
                                                       2010      1.103          1.228           380,539
                                                       2009      0.841          1.103           368,495
                                                       2008      1.353          0.841           324,641

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.810          0.848                --
                                                       2008      1.476          0.810           820,592
                                                       2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.483          1.382         1,141,787
                                                       2010      1.304          1.483         1,118,553
                                                       2009      1.078          1.304           912,029
                                                       2008      1.777          1.078           832,281
                                                       2007      1.718          1.777           987,838
                                                       2006      1.663          1.718         2,168,353

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.913          0.909            44,597
                                                       2010      0.825          0.913            46,826
                                                       2009      0.595          0.825            91,416
                                                       2008      0.892          0.595            88,279

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      1.008          1.096                --
                                                       2010      0.877          1.008           652,513
                                                       2009      0.671          0.877           452,347
                                                       2008      1.133          0.671           353,152
                                                       2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.237          1.270           105,207
                                                       2010      1.131          1.237           335,414
                                                       2009      0.944          1.131           230,078
                                                       2008      1.109          0.944           159,419
                                                       2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.190          1.195           569,123
                                                       2010      1.073          1.190           943,691
                                                       2009      0.873          1.073           647,874
                                                       2008      1.120          0.873           554,788
                                                       2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.137          1.115         2,288,618
                                                       2010      1.011          1.137         2,752,499
                                                       2009      0.804          1.011         1,815,955
                                                       2008      1.133          0.804         1,607,447
                                                       2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.081          1.034         1,205,580
                                                       2010      0.948          1.081         2,750,499
                                                       2009      0.739          0.948         2,516,836
                                                       2008      1.146          0.739         2,123,002
                                                       2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.078          2.104         2,985,130
                                                       2010      1.820          2.078         3,205,205
                                                       2009      1.450          1.820         3,424,479
                                                       2008      2.319          1.450         1,173,180
                                                       2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.330          2.367         2,608,318
                                                       2010      2.133          2.330         2,877,524
                                                       2009      1.813          2.133         2,873,547
                                                       2008      2.348          1.813         2,878,662
                                                       2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.374          1.378           426,155
                                                       2010      1.241          1.374           269,028
                                                       2009      1.033          1.241           316,110
                                                       2008      1.540          1.033           335,922
                                                       2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.687          1.467         1,017,526
                                                       2010      1.569          1.687         1,053,491
                                                       2009      1.226          1.569         1,082,312
                                                       2008      2.130          1.226         1,077,589
                                                       2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.071          0.977           485,285
                                                       2010      0.927          1.071           547,136
                                                       2009      0.665          0.927           523,869
                                                       2008      1.122          0.665           733,293
                                                       2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.057          0.963         2,574,150
                                                       2010      0.917          1.057         2,786,874
                                                       2009      0.660          0.917         2,944,426
                                                       2008      1.117          0.660         2,276,973
                                                       2007      1.058          1.117         2,995,606
                                                       2006      0.996          1.058         3,198,641

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.989          1.896           746,055
                                                       2010      1.576          1.989           809,535
                                                       2009      1.258          1.576           769,787
                                                       2008      1.904          1.258           692,763
                                                       2007      1.958          1.904           673,607

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.556          1.526            17,174
                                                       2010      1.341          1.556             6,522
                                                       2009      0.943          1.341             2,051
                                                       2008      1.535          0.943            18,997

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.996          2.013           661,884
                                                       2010      1.491          1.996           600,423
                                                       2009      1.082          1.491           593,019
                                                       2008      1.635          1.082           683,628

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.057          2.161           286,013
                                                       2010      1.953          2.057           313,579
                                                       2009      1.880          1.953           374,483
                                                       2008      1.896          1.880           442,793
                                                       2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.193          1.208                --
                                                       2005      1.167          1.193         4,050,881
                                                       2004      1.162          1.167         3,978,797
                                                       2003      1.160          1.162         3,626,920
                                                       2002      1.151          1.160         4,276,846

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.135          1.203                --
                                                       2005      1.080          1.135            17,479
                                                       2004      1.000          1.080             5,160

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.001          1.025                --
                                                       2006      1.000          1.001           233,636
                                                       2005      1.000          1.000            13,021

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.479          1.533                --
                                                       2008      1.420          1.479         1,631,914
                                                       2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.027          0.956                --
                                                       2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972

  Travelers Equity Income Subaccount (7/97)..........  2006      1.578          1.663                --
                                                       2005      1.519          1.578         2,235,482
                                                       2004      1.391          1.519         2,075,369
                                                       2003      1.067          1.391         1,834,891
                                                       2002      1.247          1.067         1,442,911

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.400          1.440                --
                                                       2005      1.373          1.400               501
                                                       2004      1.252          1.373               176
                                                       2003      1.029          1.252               105
                                                       2002      0.998          1.029               105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (7/97)........  2006      1.622          1.685                --
                                                       2005      1.549          1.622           390,996
                                                       2004      1.410          1.549           457,493
                                                       2003      1.111          1.410           408,756
                                                       2002      1.386          1.111           365,305

  Travelers Large Cap Subaccount (7/97)..............  2006      1.354          1.400                --
                                                       2005      1.253          1.354           816,919
                                                       2004      1.184          1.253           795,132
                                                       2003      0.955          1.184           798,503
                                                       2002      1.245          0.955           625,512

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.188          1.369                --
                                                       2005      1.092          1.188           263,280
                                                       2004      0.949          1.092           167,658
                                                       2003      0.742          0.949            80,226
                                                       2002      0.858          0.742            21,416

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.065                --
                                                       2005      1.000          1.009             2,859

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.030          1.190                --
                                                       2005      1.000          1.030               749

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.086          1.057                --
                                                       2008      1.702          1.086           216,838
                                                       2007      1.753          1.702           245,445
                                                       2006      1.520          1.753           285,286
                                                       2005      1.469          1.520           116,311
                                                       2004      1.258          1.469            96,505
                                                       2003      1.000          1.258            61,449

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.593          0.610                --
                                                       2008      1.048          0.593             3,421
                                                       2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.269          2.092            31,592
                                                       2010      1.947          2.269            39,119
                                                       2009      1.223          1.947           202,527
                                                       2008      2.219          1.223            29,497
                                                       2007      2.248          2.219            27,265
                                                       2006      1.954          2.248           181,917
                                                       2005      1.687          1.954           185,374
                                                       2004      1.454          1.687           194,987
                                                       2003      1.057          1.454           235,421
                                                       2002      1.383          1.057           223,092

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.917          0.877                 --
                                                       2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.633          1.476             61,935
                                                       2010      1.473          1.633             68,332
                                                       2009      1.044          1.473             69,361
                                                       2008      1.708          1.044            120,682
                                                       2007      1.499          1.708            123,531
                                                       2006      1.255          1.499             78,462
                                                       2005      1.109          1.255              8,379
                                                       2004      1.000          1.109              8,379

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.387          1.317            253,411
                                                       2010      1.178          1.387            233,275
                                                       2009      0.852          1.178            222,115
                                                       2008      1.532          0.852            167,479
                                                       2007      1.375          1.532            197,035
                                                       2006      1.258          1.375            182,381
                                                       2005      1.091          1.258            119,350
                                                       2004      1.000          1.091                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.201          1.170            118,697
                                                       2010      1.086          1.201            135,008
                                                       2009      0.834          1.086            123,680
                                                       2008      1.353          0.834             97,490
                                                       2007      1.299          1.353            101,446
                                                       2006      1.136          1.299             87,077
                                                       2005      1.082          1.136             37,529
                                                       2004      1.000          1.082                373

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      3.025          2.961            374,903
                                                       2010      2.305          3.025            397,309
                                                       2009      1.763          2.305            393,993
                                                       2008      2.534          1.763            377,676
                                                       2007      2.736          2.534            445,402
                                                       2006      2.373          2.736            448,108
                                                       2005      2.186          2.373            944,746
                                                       2004      1.814          2.186            977,812
                                                       2003      1.288          1.814            996,693
                                                       2002      1.375          1.288            880,143

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.388          1.332                 --
                                                       2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.691          1.601                 --
                                                       2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.633          1.575            979,830
                                                       2010      1.408          1.633          1,034,999
                                                       2009      1.048          1.408          1,169,601
                                                       2008      1.842          1.048          1,169,357
                                                       2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.270          1.225             26,834
                                                       2010      1.085          1.270             40,243
                                                       2009      0.805          1.085             39,370
                                                       2008      1.384          0.805             43,976
                                                       2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.960          1.964                 --
                                                       2010      1.716          1.960                 --
                                                       2009      1.329          1.716                 --
                                                       2008      2.335          1.329                 --
                                                       2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      2.175          2.001                 --
                                                       2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.572          1.622                 --
                                                       2010      1.392          1.572                 --
                                                       2009      0.975          1.392                 --
                                                       2008      1.310          0.975                 --
                                                       2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.473          2.187            824,587
                                                       2010      1.939          2.473            926,233
                                                       2009      1.399          1.939            868,005
                                                       2008      2.334          1.399            778,711
                                                       2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                 --
                                                       2005      1.345          1.475             37,259
                                                       2004      1.204          1.345             35,258
                                                       2003      1.000          1.204             20,622

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.372          1.980             40,539
                                                       2010      2.034          2.372             34,292
                                                       2009      1.188          2.034             15,493
                                                       2008      2.532          1.188             13,032
                                                       2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.508          1.337             90,811
                                                       2010      1.402          1.508             95,027
                                                       2009      1.032          1.402            111,986
                                                       2008      1.744          1.032             41,486
                                                       2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.469                 --
                                                       2005      1.126          1.216             90,279
                                                       2004      1.000          1.126             12,517

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.319          1.287            117,567
                                                       2010      1.060          1.319            144,776
                                                       2009      0.740          1.060            126,535
                                                       2008      1.328          0.740             96,775
                                                       2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.895          0.764             71,744
                                                       2010      0.781          0.895            157,931
                                                       2009      0.573          0.781            151,838
                                                       2008      1.046          0.573            234,801
                                                       2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                 --
                                                       2005      1.127          1.162              4,680
                                                       2004      1.000          1.127                781

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.996          1.063                 --
                                                       2006      0.935          0.996             41,797
                                                       2005      0.887          0.935             43,968
                                                       2004      0.869          0.887             53,043
                                                       2003      0.652          0.869             44,619
                                                       2002      0.898          0.652             28,903

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.087          1.105            900,024
                                                       2010      0.877          1.087          1,110,105
                                                       2009      0.657          0.877          1,203,747
                                                       2008      1.111          0.657          1,460,329
                                                       2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.238          1.260            126,706
                                                       2010      1.108          1.238            138,304
                                                       2009      0.915          1.108            128,557
                                                       2008      1.305          0.915            123,669
                                                       2007      1.213          1.305            158,562
                                                       2006      1.065          1.213            165,780
                                                       2005      1.029          1.065            146,476
                                                       2004      0.954          1.029            330,800
                                                       2003      0.772          0.954            312,504
                                                       2002      0.943          0.772            205,234

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.964          1.050                  0
                                                       2010      0.869          0.964             88,598
                                                       2009      0.717          0.869             92,353
                                                       2008      1.012          0.717             83,877
                                                       2007      0.959          1.012             80,250
                                                       2006      0.819          0.959             76,007
                                                       2005      0.828          0.819             27,471
                                                       2004      0.807          0.828             37,131
                                                       2003      0.659          0.807             28,990
                                                       2002      0.897          0.659             14,667

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.329          1.422             57,718
                                                       2010      1.193          1.329             87,789
                                                       2009      0.979          1.193            111,247
                                                       2008      1.518          0.979             35,053
                                                       2007      1.503          1.518             59,302

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.204          1.120          1,014,699
                                                       2010      1.041          1.204          1,134,861
                                                       2009      0.811          1.041          1,279,307
                                                       2008      1.289          0.811          1,554,778
                                                       2007      1.283          1.289          1,950,355
                                                       2006      1.107          1.283            842,881
                                                       2005      1.065          1.107            911,292
                                                       2004      0.992          1.065          1,099,073
                                                       2003      0.722          0.992            972,729
                                                       2002      0.924          0.722            693,928

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.609          1.586            760,582
                                                       2010      1.477          1.609            832,798
                                                       2009      1.045          1.477            933,239
                                                       2008      1.680          1.045          1,050,989
                                                       2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.744          1.816            424,412
                                                       2010      1.606          1.744            418,389
                                                       2009      1.300          1.606            399,546
                                                       2008      2.036          1.300            403,502
                                                       2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.398          1.406             69,239
                                                       2010      1.126          1.398            106,110
                                                       2009      0.795          1.126            100,912
                                                       2008      1.352          0.795            107,553
                                                       2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.695          0.679                  0
                                                       2008      1.122          0.695          4,637,187
                                                       2007      1.078          1.122          5,110,031
                                                       2006      0.944          1.078          5,081,450
                                                       2005      0.912          0.944          5,331,880
                                                       2004      0.834          0.912          5,804,754
                                                       2003      0.658          0.834          5,331,997
                                                       2002      0.855          0.658          4,457,211

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.104          1.191                 (0)
                                                       2010      1.073          1.104            903,028
                                                       2009      0.841          1.073            972,398
                                                       2008      1.497          0.841            985,884
                                                       2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.003          1.987            357,833
                                                       2010      1.800          2.003            401,515
                                                       2009      1.477          1.800            470,872
                                                       2008      1.991          1.477            486,894
                                                       2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.045          1.035                 --
                                                       2010      0.965          1.045             43,466
                                                       2009      0.828          0.965             59,069
                                                       2008      1.059          0.828                 --
                                                       2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.968          1.999            110,910
                                                       2010      1.701          1.968            126,578
                                                       2009      1.072          1.701            296,572
                                                       2008      1.543          1.072            178,560
                                                       2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.382          1.378                 --
                                                       2009      1.390          1.382            126,643
                                                       2008      1.365          1.390             84,653
                                                       2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.318          1.410                 --
                                                       2006      1.176          1.318             30,084
                                                       2005      1.130          1.176             28,961
                                                       2004      0.986          1.130             33,390
                                                       2003      0.700          0.986             30,845
                                                       2002      0.949          0.700              6,439

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.463          1.509                 --
                                                       2006      1.310          1.463             92,054
                                                       2005      1.278          1.310             83,926
                                                       2004      1.185          1.278             80,303
                                                       2003      1.031          1.185             97,044
                                                       2002      1.116          1.031             89,345

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                 --
                                                       2006      1.138          1.323             27,510
                                                       2005      1.111          1.138             22,794
                                                       2004      1.000          1.111             22,529

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                 --
                                                       2006      1.251          1.392             24,859
                                                       2005      1.165          1.251             16,831
                                                       2004      1.000          1.165              3,684

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.561          2.475                 --
                                                       2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.941          1.976            276,989
                                                       2010      1.683          1.941            419,238
                                                       2009      1.152          1.683            438,838
                                                       2008      1.530          1.152            494,734
                                                       2007      1.501          1.530            582,243
                                                       2006      1.416          1.501              8,875

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.234          1.227            335,282
                                                       2010      1.105          1.234            388,161
                                                       2009      0.935          1.105            436,974
                                                       2008      1.503          0.935            412,186
                                                       2007      1.483          1.503            460,523

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.930          0.874            572,860
                                                       2010      0.806          0.930            622,625
                                                       2009      0.601          0.806            633,592
                                                       2008      1.037          0.601            570,444
                                                       2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.228          1.095              6,118
                                                       2010      1.036          1.228              2,457
                                                       2009      0.809          1.036                 --
                                                       2008      1.090          0.809                 --
                                                       2007      1.110          1.090                 --
                                                       2006      1.035          1.110                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.006          0.976            267,436
                                                       2010      0.904          1.006            261,865
                                                       2009      0.704          0.904            138,065
                                                       2008      1.001          0.704            127,258

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.957          0.904            222,507
                                                       2010      0.850          0.957            210,264
                                                       2009      0.639          0.850            145,706
                                                       2008      1.000          0.639             33,114

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.031          1.024              7,940
                                                       2010      0.945          1.031             12,461
                                                       2009      0.772          0.945             17,485
                                                       2008      1.002          0.772             16,998

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.539          1.314            631,730
                                                       2010      1.330          1.539            750,109
                                                       2009      0.862          1.330            757,256
                                                       2008      1.466          0.862            754,532
                                                       2007      1.491          1.466            849,683
                                                       2006      1.346          1.491            727,494

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.333          1.311                978
                                                       2010      1.063          1.333                167
                                                       2009      0.798          1.063                 --
                                                       2008      1.310          0.798                 --
                                                       2007      1.186          1.310                 --
                                                       2006      1.188          1.186                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.698          2.480            453,337
                                                       2010      2.480          2.698            585,963
                                                       2009      1.745          2.480            670,421
                                                       2008      3.026          1.745            801,772
                                                       2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.612          2.459            226,771
                                                       2010      2.137          2.612            317,112
                                                       2009      1.570          2.137            314,630
                                                       2008      1.098          1.570            335,949
                                                       2007      1.232          1.098                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.802          0.822             84,804
                                                       2010      0.653          0.802             66,433
                                                       2009      0.495          0.653             26,523
                                                       2008      0.783          0.495             43,706

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.662          1.648                 (0)
                                                       2008      2.241          1.662          1,402,647
                                                       2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.689          0.734                 --
                                                       2010      0.647          0.689                636
                                                       2009      0.473          0.647                849
                                                       2008      0.902          0.473                 --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.264          3.197                 --
                                                       2010      2.688          3.264                 --
                                                       2009      1.922          2.688                 --
                                                       2008      3.181          1.922                 --
                                                       2007      2.632          3.181                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.160          2.246              6,125
                                                       2010      1.924          2.160             25,786
                                                       2009      1.414          1.924             22,337
                                                       2008      1.747          1.414             22,931
                                                       2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.320          1.261            264,062
                                                       2010      1.060          1.320            191,893
                                                       2009      0.845          1.060            181,879
                                                       2008      1.390          0.845            127,758
                                                       2007      1.523          1.390             78,940

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.641          0.611                 --
                                                       2008      1.127          0.641            796,158
                                                       2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.081          0.930          4,009,043

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.673          2.973            118,155
                                                       2010      2.986          3.673            163,240
                                                       2009      1.779          2.986            155,305
                                                       2008      4.020          1.779            138,295
                                                       2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.370          1.214            919,063
                                                       2010      1.240          1.370            414,854
                                                       2009      0.950          1.240            567,735
                                                       2008      1.662          0.950            518,681
                                                       2007      1.574          1.662            428,893

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.072          0.990              4,881
                                                       2010      0.818          1.072             11,229
                                                       2009      0.524          0.818             13,396
                                                       2008      0.940          0.524             13,775

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.914          0.898             40,844
                                                       2010      0.840          0.914             19,688
                                                       2009      0.588          0.840              3,374
                                                       2008      1.044          0.588              1,559

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.273          1.407             38,489
                                                       2010      1.188          1.273             27,151
                                                       2009      1.012          1.188                146
                                                       2008      1.092          1.012                 --
                                                       2007      1.026          1.092                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.819          1.861            692,215
                                                       2010      1.695          1.819            986,894
                                                       2009      1.513          1.695          1,014,204

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.568          1.484            268,870
                                                       2010      1.360          1.568            315,749
                                                       2009      1.106          1.360            305,700
                                                       2008      1.660          1.106            285,979
                                                       2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.126          1.246                 --
                                                       2006      1.064          1.126                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.282          2.346            205,706
                                                       2010      2.051          2.282            289,517
                                                       2009      1.553          2.051            343,687
                                                       2008      1.754          1.553            306,265
                                                       2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.963          0.917            338,768
                                                       2010      0.830          0.963            356,299
                                                       2009      0.707          0.830            401,545
                                                       2008      1.118          0.707            405,252
                                                       2007      1.083          1.118            525,124
                                                       2006      1.001          1.083            535,116

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.342          1.212            335,134
                                                       2010      1.128          1.342            373,183
                                                       2009      0.900          1.128            381,485
                                                       2008      1.292          0.900            394,187
                                                       2007      1.343          1.292            372,815
                                                       2006      1.314          1.343             14,421

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.544          1.509             25,264
                                                       2010      1.355          1.544             19,392
                                                       2009      1.080          1.355             13,794

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.093          2.232          2,438,991
                                                       2010      1.990          2.093          2,724,405
                                                       2009      1.907          1.990          3,101,195
                                                       2008      1.814          1.907          4,013,665
                                                       2007      1.788          1.814          5,181,687

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.467          1.410            514,795
                                                       2010      1.284          1.467            570,859
                                                       2009      0.867          1.284            595,283
                                                       2008      1.611          0.867            672,349
                                                       2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.750          1.850            144,927
                                                       2010      1.628          1.750            247,765
                                                       2009      1.499          1.628            255,792
                                                       2008      1.565          1.499            265,936
                                                       2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.744          1.796            970,067
                                                       2010      1.604          1.744          1,111,066
                                                       2009      1.378          1.604          1,294,596
                                                       2008      1.847          1.378                 --
                                                       2007      1.823          1.847                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.163          1.177            106,431
                                                       2010      1.076          1.163             97,332
                                                       2009      0.977          1.076             94,288
                                                       2008      1.426          0.977             16,423

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.280          1.156          5,248,481
                                                       2010      1.077          1.280          5,918,628
                                                       2009      0.851          1.077          6,188,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.176          2.268                 --
                                                       2008      3.349          2.176                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.285          1.275          1,337,454
                                                       2010      1.295          1.285          1,449,295
                                                       2009      1.300          1.295          1,691,763
                                                       2008      1.274          1.300          1,960,772
                                                       2007      1.223          1.274          1,871,487
                                                       2006      1.189          1.223          2,214,862

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.651          0.646                 --
                                                       2008      1.098          0.651             65,305
                                                       2007      1.154          1.098             65,459

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.198          1.141          3,131,196
                                                       2010      1.078          1.198          3,497,472
                                                       2009      0.824          1.078          3,633,309
                                                       2008      1.327          0.824          3,950,051

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.791          0.828                 --
                                                       2008      1.446          0.791          6,253,994
                                                       2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.444          1.343          1,193,551
                                                       2010      1.272          1.444          1,344,022
                                                       2009      1.053          1.272          1,524,567
                                                       2008      1.740          1.053          1,716,197
                                                       2007      1.686          1.740          2,249,824
                                                       2006      1.634          1.686          2,560,360

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.895          0.890             60,536
                                                       2010      0.811          0.895            127,942
                                                       2009      0.586          0.811            131,679
                                                       2008      0.879          0.586            120,787

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.998          1.085                 --
                                                       2010      0.870          0.998          4,286,903
                                                       2009      0.667          0.870          4,106,955
                                                       2008      1.129          0.667          3,721,661
                                                       2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.225          1.255            134,156
                                                       2010      1.122          1.225            170,454
                                                       2009      0.939          1.122            219,536
                                                       2008      1.105          0.939            168,100
                                                       2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.178          1.181          2,276,532
                                                       2010      1.065          1.178          2,646,337
                                                       2009      0.868          1.065          3,407,282
                                                       2008      1.116          0.868          2,960,835
                                                       2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.126          1.102         14,564,765
                                                       2010      1.003          1.126         14,648,560
                                                       2009      0.799          1.003         17,633,812
                                                       2008      1.129          0.799         21,968,516
                                                       2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.071          1.022         16,177,775
                                                       2010      0.941          1.071         16,565,115
                                                       2009      0.735          0.941         18,592,958
                                                       2008      1.141          0.735         20,641,601
                                                       2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.020          2.041          4,734,786
                                                       2010      1.773          2.020          5,232,895
                                                       2009      1.415          1.773          5,530,262
                                                       2008      2.268          1.415          4,190,003
                                                       2007      2.275          2.268          4,881,693

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.265          2.296          1,125,594
                                                       2010      2.078          2.265          1,293,733
                                                       2009      1.770          2.078          1,390,275
                                                       2008      2.296          1.770          1,515,607
                                                       2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.356          1.357            307,425
                                                       2010      1.227          1.356            294,778
                                                       2009      1.024          1.227            287,985
                                                       2008      1.529          1.024            172,127
                                                       2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.640          1.423          2,946,444
                                                       2010      1.528          1.640          3,333,900
                                                       2009      1.197          1.528          3,488,293
                                                       2008      2.083          1.197          4,020,055
                                                       2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.061          0.966                 --
                                                       2010      0.920          1.061                 --
                                                       2009      0.661          0.920                 --
                                                       2008      1.118          0.661                 --
                                                       2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.047          0.952            311,976
                                                       2010      0.911          1.047            266,703
                                                       2009      0.657          0.911            252,599
                                                       2008      1.113          0.657            224,215
                                                       2007      1.056          1.113            270,535
                                                       2006      0.996          1.056            187,315

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.933          1.839          2,443,919
                                                       2010      1.535          1.933          2,789,196
                                                       2009      1.228          1.535          2,843,543
                                                       2008      1.861          1.228          3,165,967
                                                       2007      1.915          1.861          3,821,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.518          1.486             89,051
                                                       2010      1.311          1.518             66,274
                                                       2009      0.924          1.311             20,101
                                                       2008      1.506          0.924                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.947          1.960          1,110,510
                                                       2010      1.458          1.947          1,254,346
                                                       2009      1.060          1.458          1,323,051
                                                       2008      1.604          1.060          1,364,872

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.000          2.096            268,509
                                                       2010      1.902          2.000            342,855
                                                       2009      1.835          1.902            431,768
                                                       2008      1.854          1.835            517,198
                                                       2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.176          1.189                 --
                                                       2005      1.152          1.176          2,091,678
                                                       2004      1.150          1.152          2,302,279
                                                       2003      1.150          1.150          2,831,048
                                                       2002      1.143          1.150          3,550,503

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                 --
                                                       2005      1.078          1.131              2,369
                                                       2004      1.000          1.078                 41

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.999          1.022                 --
                                                       2006      1.000          0.999                 --
                                                       2005      1.000          1.000                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.456          1.509                 --
                                                       2008      1.401          1.456            950,329
                                                       2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.013          0.942                 --
                                                       2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (7/97)..........  2006      1.551          1.634                 --
                                                       2005      1.497          1.551          2,992,352
                                                       2004      1.373          1.497          3,648,618
                                                       2003      1.055          1.373          3,815,445
                                                       2002      1.236          1.055          3,877,818

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.377          1.416                 --
                                                       2005      1.354          1.377            116,387
                                                       2004      1.236          1.354            106,443
                                                       2003      1.018          1.236             98,872
                                                       2002      0.990          1.018             89,229

  Travelers Federated Stock Subaccount (7/97)........  2006      1.595          1.655                 --
                                                       2005      1.526          1.595            662,289
                                                       2004      1.392          1.526            684,873
                                                       2003      1.099          1.392            764,247
                                                       2002      1.373          1.099            837,314

  Travelers Large Cap Subaccount (7/97)..............  2006      1.331          1.376                 --
                                                       2005      1.235          1.331          4,388,964
                                                       2004      1.169          1.235          5,245,117
                                                       2003      0.945          1.169          5,592,251
                                                       2002      1.234          0.945          5,781,266

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.168          1.346                 --
                                                       2005      1.075          1.168            680,168
                                                       2004      0.937          1.075            678,502
                                                       2003      0.734          0.937            675,699
                                                       2002      0.850          0.734            793,486

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.064                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.188                 --
                                                       2005      1.000          1.029                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.074          1.045                 --
                                                       2008      1.687          1.074             26,658
                                                       2007      1.741          1.687             27,900
                                                       2006      1.512          1.741             24,670
                                                       2005      1.464          1.512              7,568
                                                       2004      1.257          1.464              5,458
                                                       2003      1.000          1.257                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.584          0.600                 --
                                                       2008      1.034          0.584              7,274
                                                       2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.214          2.037            113,285
                                                       2010      1.904          2.214            105,679
                                                       2009      1.198          1.904             94,782
                                                       2008      2.178          1.198             88,988
                                                       2007      2.211          2.178            106,663
                                                       2006      1.926          2.211            119,254
                                                       2005      1.666          1.926            178,068
                                                       2004      1.438          1.666            155,798
                                                       2003      1.048          1.438            164,392
                                                       2002      1.374          1.048            139,394



               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                 --
                                                       2006      1.000          1.085            167,196

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.835          0.879                 --
                                                       2005      0.797          0.835            194,567
                                                       2004      0.761          0.797            155,719
                                                       2003      0.614          0.761            142,910
                                                       2002      0.888          0.614            119,303

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.911          0.871                 --
                                                       2007      0.788          0.911            264,886
                                                       2006      0.775          0.788            305,776
                                                       2005      0.727          0.775            339,317
                                                       2004      0.687          0.727            257,071
                                                       2003      0.545          0.687            254,916
                                                       2002      0.817          0.545            205,986

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.622          1.465          1,097,017
                                                       2010      1.465          1.622          1,054,238
                                                       2009      1.039          1.465            992,309
                                                       2008      1.701          1.039            873,829
                                                       2007      1.495          1.701            745,517
                                                       2006      1.252          1.495            107,350
                                                       2005      1.108          1.252             37,996
                                                       2004      1.000          1.108             20,388

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.378          1.307          2,294,035
                                                       2010      1.171          1.378          2,407,779
                                                       2009      0.848          1.171          1,985,635
                                                       2008      1.527          0.848          1,486,539
                                                       2007      1.371          1.527          1,112,926
                                                       2006      1.255          1.371            735,285
                                                       2005      1.090          1.255            274,882
                                                       2004      1.000          1.090            100,116

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.193          1.161            985,029
                                                       2010      1.080          1.193          1,151,564
                                                       2009      0.831          1.080          1,331,044
                                                       2008      1.348          0.831          1,112,965
                                                       2007      1.295          1.348            764,064
                                                       2006      1.135          1.295            381,417
                                                       2005      1.082          1.135            141,287
                                                       2004      1.000          1.082             43,157

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.265          2.247                 --
                                                       2005      1.934          2.265          6,353,087
                                                       2004      1.633          1.934          7,119,040
                                                       2003      1.319          1.633          7,759,611
                                                       2002      1.776          1.319          8,312,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.015          3.166                 --
                                                       2006      2.296          3.015            426,723
                                                       2005      1.811          2.296            469,710
                                                       2004      1.462          1.811            439,086
                                                       2003      1.033          1.462            493,463
                                                       2002      1.178          1.033            462,012

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.549          3.351                 --
                                                       2005      2.400          2.549            646,064
                                                       2004      1.843          2.400            661,395
                                                       2003      1.388          1.843            577,035
                                                       2002      1.340          1.388            566,695

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      2.988          2.922            609,131
                                                       2010      2.280          2.988            675,885
                                                       2009      1.745          2.280            791,059
                                                       2008      2.511          1.745            882,414
                                                       2007      2.713          2.511          1,081,375
                                                       2006      2.356          2.713          1,236,077
                                                       2005      2.173          2.356          1,411,732
                                                       2004      1.805          2.173          1,380,320
                                                       2003      1.283          1.805          1,187,991
                                                       2002      1.371          1.283          1,043,013

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.375          1.319                 --
                                                       2007      1.295          1.375          4,535,409
                                                       2006      1.122          1.295          5,225,633
                                                       2005      1.085          1.122          6,029,905
                                                       2004      1.042          1.085          7,085,943
                                                       2003      0.868          1.042          7,848,145
                                                       2002      1.051          0.868          7,987,601

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.676          1.585                 --
                                                       2007      1.901          1.676          2,273,973
                                                       2006      1.849          1.901          2,791,063
                                                       2005      1.763          1.849          3,297,157
                                                       2004      1.598          1.763          3,672,427
                                                       2003      1.224          1.598          3,791,241
                                                       2002      1.527          1.224          3,537,725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.617          1.558          1,664,345
                                                       2010      1.396          1.617          1,792,218
                                                       2009      1.040          1.396          1,814,288
                                                       2008      1.830          1.040          1,659,047
                                                       2007      1.574          1.830          1,755,796
                                                       2006      1.426          1.574          1,157,990
                                                       2005      1.233          1.426          1,184,373
                                                       2004      1.081          1.233            633,884
                                                       2003      0.850          1.081            363,655
                                                       2002      0.949          0.850            310,059

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.257          1.212             41,705
                                                       2010      1.075          1.257             28,938
                                                       2009      0.799          1.075             30,695
                                                       2008      1.375          0.799             63,966
                                                       2007      1.300          1.375             40,478
                                                       2006      1.152          1.300             39,697
                                                       2005      0.963          1.152             45,237
                                                       2004      0.960          0.963             48,367
                                                       2003      0.775          0.960             88,206
                                                       2002      0.846          0.775             67,081

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.449          2.164            976,423
                                                       2010      1.922          2.449            984,738
                                                       2009      1.388          1.922          1,106,255
                                                       2008      2.319          1.388          1,004,348
                                                       2007      2.029          2.319            991,137
                                                       2006      1.821          2.029            998,426
                                                       2005      1.557          1.821          1,043,023
                                                       2004      1.260          1.557            881,226
                                                       2003      0.920          1.260            622,123
                                                       2002      1.032          0.920            481,321

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.471          1.726                 --
                                                       2005      1.343          1.471             69,150
                                                       2004      1.203          1.343             63,881
                                                       2003      1.000          1.203                419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.356          1.965            497,715
                                                       2010      2.022          2.356            520,987
                                                       2009      1.182          2.022            525,432
                                                       2008      2.522          1.182            421,787
                                                       2007      1.976          2.522            360,069
                                                       2006      1.557          1.976            192,844
                                                       2005      1.233          1.557             66,965
                                                       2004      1.000          1.233             14,936

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.498          1.327            751,088
                                                       2010      1.394          1.498            644,714
                                                       2009      1.027          1.394            610,763
                                                       2008      1.738          1.027            426,539
                                                       2007      1.519          1.738            327,668
                                                       2006      1.262          1.519            188,377
                                                       2005      1.156          1.262             80,421
                                                       2004      1.000          1.156             24,205

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.214          1.466                 --
                                                       2005      1.125          1.214             23,479
                                                       2004      1.000          1.125             13,087

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.031          2.081                 --
                                                       2005      2.022          2.031          1,128,044
                                                       2004      1.876          2.022          1,205,658
                                                       2003      1.466          1.876          1,347,718
                                                       2002      1.414          1.466          1,273,395

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.148          1.189                 --
                                                       2005      1.076          1.148          1,582,949
                                                       2004      1.003          1.076          1,459,758
                                                       2003      0.890          1.003          1,236,613
                                                       2002      0.962          0.890            846,384

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.307          1.274            346,001
                                                       2010      1.051          1.307            330,900
                                                       2009      0.734          1.051            325,836
                                                       2008      1.319          0.734            349,625
                                                       2007      1.093          1.319            380,504
                                                       2006      0.974          1.093            194,957
                                                       2005      0.877          0.974            266,588
                                                       2004      0.734          0.877            253,071
                                                       2003      0.550          0.734            164,576
                                                       2002      0.772          0.550             99,571

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.886          0.756            228,377
                                                       2010      0.774          0.886            269,177
                                                       2009      0.569          0.774            342,998
                                                       2008      1.039          0.569            340,795
                                                       2007      0.959          1.039            416,733
                                                       2006      0.821          0.959            473,750
                                                       2005      0.784          0.821            570,927
                                                       2004      0.757          0.784            532,525
                                                       2003      0.618          0.757            460,203
                                                       2002      0.839          0.618            429,601

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.161          1.310                 --
                                                       2005      1.126          1.161             55,827
                                                       2004      1.000          1.126             13,219

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.990          1.056                 --
                                                       2006      0.931          0.990              4,226
                                                       2005      0.883          0.931              7,877
                                                       2004      0.866          0.883             10,798
                                                       2003      0.651          0.866             12,623
                                                       2002      0.897          0.651             15,167

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.077          1.093            878,280
                                                       2010      0.869          1.077          1,013,709
                                                       2009      0.652          0.869          1,189,150
                                                       2008      1.103          0.652          1,293,198
                                                       2007      1.097          1.103          1,589,076
                                                       2006      1.017          1.097          2,038,211
                                                       2005      0.919          1.017          3,720,026
                                                       2004      0.844          0.919          3,621,393
                                                       2003      0.633          0.844          3,360,125
                                                       2002      0.948          0.633          2,480,829

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.226          1.247            681,419
                                                       2010      1.099          1.226            599,610
                                                       2009      0.908          1.099            637,714
                                                       2008      1.296          0.908            587,946
                                                       2007      1.206          1.296            536,374
                                                       2006      1.060          1.206            543,728
                                                       2005      1.026          1.060            523,271
                                                       2004      0.951          1.026            445,019
                                                       2003      0.771          0.951            297,917
                                                       2002      0.943          0.771            158,885

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.955          1.040                  0
                                                       2010      0.861          0.955             55,429
                                                       2009      0.712          0.861             90,849
                                                       2008      1.006          0.712             82,436
                                                       2007      0.953          1.006             90,756
                                                       2006      0.816          0.953            221,451
                                                       2005      0.825          0.816            135,518
                                                       2004      0.805          0.825            118,865
                                                       2003      0.658          0.805             98,038
                                                       2002      0.897          0.658             79,175

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.313          1.404            223,241
                                                       2010      1.180          1.313            210,747
                                                       2009      0.969          1.180            219,325
                                                       2008      1.504          0.969            264,734
                                                       2007      1.490          1.504            325,398

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.192          1.108          1,872,566
                                                       2010      1.032          1.192          2,437,317
                                                       2009      0.805          1.032          2,638,781
                                                       2008      1.280          0.805          2,867,836
                                                       2007      1.276          1.280          3,751,118
                                                       2006      1.102          1.276          1,304,454
                                                       2005      1.061          1.102          3,124,271
                                                       2004      0.990          1.061          3,118,323
                                                       2003      0.720          0.990          2,853,835
                                                       2002      0.924          0.720          2,191,811

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.589          1.565            605,267
                                                       2010      1.460          1.589            699,769
                                                       2009      1.035          1.460            775,937
                                                       2008      1.665          1.035            926,375
                                                       2007      1.595          1.665          1,039,308
                                                       2006      1.539          1.595          1,234,551
                                                       2005      1.476          1.539          1,480,944
                                                       2004      1.484          1.476          1,719,148
                                                       2003      1.015          1.484          1,941,955
                                                       2002      1.361          1.015          1,940,776

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.723          1.792            526,753
                                                       2010      1.588          1.723            664,736
                                                       2009      1.287          1.588            845,198
                                                       2008      2.018          1.287            932,436
                                                       2007      1.959          2.018          1,032,239
                                                       2006      1.672          1.959            615,612
                                                       2005      1.584          1.672            883,934
                                                       2004      1.448          1.584            889,824
                                                       2003      1.104          1.448            902,392
                                                       2002      1.447          1.104            870,678

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.385          1.391            255,912
                                                       2010      1.116          1.385            349,000
                                                       2009      0.789          1.116            291,395
                                                       2008      1.343          0.789            263,186
                                                       2007      1.231          1.343            433,590
                                                       2006      1.102          1.231            256,819
                                                       2005      1.060          1.102            241,290
                                                       2004      0.929          1.060            228,170
                                                       2003      0.630          0.929            134,409
                                                       2002      0.973          0.630             69,007

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.689          0.672                 --
                                                       2008      1.112          0.689          4,986,742
                                                       2007      1.069          1.112          5,965,551
                                                       2006      0.937          1.069          7,596,085
                                                       2005      0.907          0.937         10,446,286
                                                       2004      0.830          0.907         10,703,405
                                                       2003      0.656          0.830         11,088,386
                                                       2002      0.853          0.656         10,110,522

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.088          1.174                 (0)
                                                       2010      1.058          1.088            721,160
                                                       2009      0.830          1.058            863,971
                                                       2008      1.481          0.830            906,462
                                                       2007      1.405          1.481          1,295,873
                                                       2006      1.126          1.405          1,358,046
                                                       2005      1.017          1.126          1,627,698
                                                       2004      0.871          1.017          1,781,163
                                                       2003      0.689          0.871          1,882,936
                                                       2002      0.936          0.689          2,046,810

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.975          1.957            912,164
                                                       2010      1.777          1.975          1,295,007
                                                       2009      1.459          1.777          1,453,130
                                                       2008      1.969          1.459          1,652,425
                                                       2007      1.791          1.969          1,894,437
                                                       2006      1.678          1.791          2,229,258
                                                       2005      1.622          1.678          2,509,019
                                                       2004      1.541          1.622          2,804,373
                                                       2003      1.207          1.541          3,178,233
                                                       2002      1.620          1.207          3,494,280

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.038          1.028                 --
                                                       2010      0.959          1.038             77,943
                                                       2009      0.824          0.959             82,471
                                                       2008      1.055          0.824             92,032
                                                       2007      1.050          1.055             79,277
                                                       2006      1.018          1.050             47,841
                                                       2005      1.003          1.018             16,174
                                                       2004      1.001          1.003                 --
                                                       2003      1.000          1.001                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.940          1.969            153,516
                                                       2010      1.679          1.940            230,572
                                                       2009      1.059          1.679            289,387
                                                       2008      1.526          1.059            352,849
                                                       2007      1.535          1.526            427,667
                                                       2006      1.396          1.535            433,494
                                                       2005      1.373          1.396            519,496
                                                       2004      1.254          1.373            542,473
                                                       2003      0.992          1.254            536,859
                                                       2002      1.035          0.992            555,853

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.364          1.360                 (0)
                                                       2009      1.373          1.364            344,451
                                                       2008      1.350          1.373            371,205
                                                       2007      1.299          1.350            901,396
                                                       2006      1.253          1.299            944,285
                                                       2005      1.229          1.253          1,190,937
                                                       2004      1.229          1.229          1,343,408
                                                       2003      1.232          1.229          1,342,321
                                                       2002      1.228          1.232          1,247,340

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.310          1.401                 --
                                                       2006      1.171          1.310            153,471
                                                       2005      1.126          1.171            178,619
                                                       2004      0.983          1.126             95,537
                                                       2003      0.699          0.983             79,685
                                                       2002      0.948          0.699             44,797

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.176          2.288                 --
                                                       2006      1.859          2.176          1,945,625
                                                       2005      1.803          1.859          3,315,988
                                                       2004      1.679          1.803          3,401,156
                                                       2003      1.219          1.679          3,127,938
                                                       2002      1.641          1.219          2,774,490

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.451          1.496                 --
                                                       2006      1.301          1.451            350,188
                                                       2005      1.270          1.301            368,465
                                                       2004      1.179          1.270            380,349
                                                       2003      1.026          1.179            474,441
                                                       2002      1.112          1.026            427,969

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.855          1.954                 --
                                                       2006      1.582          1.855            574,668
                                                       2005      1.499          1.582            640,509
                                                       2004      1.368          1.499            692,603
                                                       2003      1.081          1.368            738,959
                                                       2002      1.463          1.081            842,410

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.320          1.375                 --
                                                       2006      1.136          1.320             83,849
                                                       2005      1.110          1.136             47,923
                                                       2004      1.000          1.110             17,490

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.389          1.534                 --
                                                       2006      1.249          1.389            164,873
                                                       2005      1.164          1.249             66,680
                                                       2004      1.000          1.164             37,796

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.914          1.980                 --
                                                       2005      1.860          1.914          8,060,964
                                                       2004      1.715          1.860          9,319,822
                                                       2003      1.419          1.715         10,487,685
                                                       2002      1.566          1.419         11,222,707

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.537          2.451                 --
                                                       2007      2.414          2.537            819,379
                                                       2006      2.523          2.414            907,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.916          1.948            839,647
                                                       2010      1.663          1.916            898,585
                                                       2009      1.139          1.663          1,170,262
                                                       2008      1.514          1.139          1,156,332
                                                       2007      1.487          1.514          1,327,867
                                                       2006      1.404          1.487            145,473

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.411          1.483                 --
                                                       2006      1.326          1.411            387,771

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.219          1.211            176,653
                                                       2010      1.093          1.219            312,573
                                                       2009      0.925          1.093            325,873
                                                       2008      1.489          0.925            362,319
                                                       2007      1.471          1.489            394,261

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.925          0.869          1,280,194
                                                       2010      0.803          0.925          1,290,037
                                                       2009      0.600          0.803          1,462,357
                                                       2008      1.035          0.600          1,385,549
                                                       2007      1.226          1.035          1,545,197
                                                       2006      1.003          1.226          1,683,191

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.222          1.089             16,470
                                                       2010      1.032          1.222             14,408
                                                       2009      0.806          1.032             15,320
                                                       2008      1.088          0.806             15,965
                                                       2007      1.109          1.088             13,493
                                                       2006      1.035          1.109              3,733

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.003          0.973            302,422
                                                       2010      0.902          1.003          1,198,554
                                                       2009      0.704          0.902            223,052
                                                       2008      1.001          0.704             29,768

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.954          0.901            417,359
                                                       2010      0.848          0.954          1,417,583
                                                       2009      0.639          0.848            169,735
                                                       2008      1.000          0.639             46,620

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.028          1.021            822,924
                                                       2010      0.944          1.028            742,242
                                                       2009      0.772          0.944            300,296
                                                       2008      1.002          0.772             30,697

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.519          1.295            547,717
                                                       2010      1.314          1.519            806,828
                                                       2009      0.853          1.314            996,703
                                                       2008      1.451          0.853            907,791
                                                       2007      1.477          1.451            931,999
                                                       2006      1.334          1.477          1,076,631

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.326          1.303             11,562
                                                       2010      1.058          1.326              3,651
                                                       2009      0.795          1.058              3,644
                                                       2008      1.307          0.795              8,048
                                                       2007      1.184          1.307              4,215
                                                       2006      1.187          1.184                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.660          2.443          2,063,125
                                                       2010      2.447          2.660          2,829,017
                                                       2009      1.724          2.447          3,645,433
                                                       2008      2.992          1.724          4,004,041
                                                       2007      2.314          2.992          4,236,031
                                                       2006      2.247          2.314          4,957,866

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.581          2.426            434,269
                                                       2010      2.113          2.581            573,264
                                                       2009      1.554          2.113            677,919
                                                       2008      1.095          1.554            746,585
                                                       2007      1.230          1.095              8,219

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.794          0.813             56,360
                                                       2010      0.647          0.794            123,964
                                                       2009      0.491          0.647             33,871
                                                       2008      0.777          0.491                195

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.642          1.627                 (0)
                                                       2008      2.216          1.642          4,539,526
                                                       2007      2.102          2.216          5,401,661
                                                       2006      1.980          2.102          6,525,662

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.685          0.730                 --
                                                       2010      0.644          0.685             10,437
                                                       2009      0.471          0.644              7,187
                                                       2008      0.899          0.471                496

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.136          2.219             95,768
                                                       2010      1.904          2.136            160,875
                                                       2009      1.401          1.904            132,812
                                                       2008      1.732          1.401            132,910
                                                       2007      1.636          1.732             46,801
                                                       2006      1.554          1.636                 --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.311          1.252            167,213
                                                       2010      1.054          1.311            225,949
                                                       2009      0.841          1.054            233,944
                                                       2008      1.385          0.841            237,824
                                                       2007      1.518          1.385            221,634

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.637          0.606                 (0)
                                                       2008      1.120          0.637            495,984
                                                       2007      1.010          1.120            590,141
                                                       2006      1.017          1.010            796,763

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.629          2.934            238,319
                                                       2010      2.953          3.629            307,095
                                                       2009      1.761          2.953            295,541
                                                       2008      3.983          1.761            287,669
                                                       2007      3.146          3.983            392,840

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.357          1.201            814,655
                                                       2010      1.229          1.357            439,449
                                                       2009      0.943          1.229            464,267
                                                       2008      1.650          0.943            424,704
                                                       2007      1.564          1.650            403,243

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.061          0.979              5,311
                                                       2010      0.811          1.061              3,639
                                                       2009      0.520          0.811              2,408
                                                       2008      0.933          0.520              7,222

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.905          0.888            339,634
                                                       2010      0.832          0.905            318,163
                                                       2009      0.583          0.832            129,172
                                                       2008      1.036          0.583             58,489

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.266          1.399            481,468
                                                       2010      1.183          1.266            501,967
                                                       2009      1.008          1.183            366,257
                                                       2008      1.090          1.008            315,161
                                                       2007      1.024          1.090             18,533

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.801          1.842          1,813,210
                                                       2010      1.680          1.801          2,179,013
                                                       2009      1.501          1.680          1,871,740

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.546          1.462            502,483
                                                       2010      1.342          1.546            565,860
                                                       2009      1.093          1.342            670,504
                                                       2008      1.642          1.093            696,959
                                                       2007      1.578          1.642            710,891
                                                       2006      1.461          1.578            813,581

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.124          1.244                 --
                                                       2006      1.063          1.124                180

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.250          2.311            839,360
                                                       2010      2.024          2.250            931,030
                                                       2009      1.534          2.024            877,501
                                                       2008      1.735          1.534            782,032
                                                       2007      1.641          1.735            773,485
                                                       2006      1.577          1.641            526,321

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.959          0.912          1,458,421
                                                       2010      0.827          0.959          1,740,149
                                                       2009      0.705          0.827          1,945,066
                                                       2008      1.116          0.705          1,959,067
                                                       2007      1.083          1.116          2,130,070
                                                       2006      1.001          1.083          2,465,798

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.333          1.203          1,201,395
                                                       2010      1.122          1.333          1,373,518
                                                       2009      0.895          1.122          1,272,986
                                                       2008      1.287          0.895          1,130,300
                                                       2007      1.339          1.287          1,013,182
                                                       2006      1.310          1.339            130,977

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.532          1.496            551,802
                                                       2010      1.346          1.532            643,219
                                                       2009      1.074          1.346            564,855

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.709          1.770             (6,353)
                                                       2006      1.653          1.709         26,664,597
                                                       2005      1.634          1.653         31,980,172
                                                       2004      1.576          1.634         33,286,337
                                                       2003      1.506          1.576         33,323,373
                                                       2002      1.395          1.506         34,775,771

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.940          2.089             (3,231)
                                                       2006      1.547          1.940         14,711,960
                                                       2005      1.362          1.547         19,827,146
                                                       2004      1.196          1.362         22,557,627
                                                       2003      0.928          1.196         26,460,006
                                                       2002      1.206          0.928         30,021,643

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.405          1.472             (7,842)
                                                       2006      1.259          1.405         30,110,991
                                                       2005      1.191          1.259         36,861,012
                                                       2004      1.092          1.191         40,567,075
                                                       2003      0.860          1.092         44,895,679
                                                       2002      1.124          0.860         42,762,585

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.849          1.853             (2,196)
                                                       2006      1.642          1.849         10,362,805
                                                       2005      1.544          1.642         13,217,353
                                                       2004      1.356          1.544         14,893,781
                                                       2003      0.956          1.356         17,742,614
                                                       2002      1.265          0.956         16,221,571

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.064          2.199          2,549,186
                                                       2010      1.964          2.064          3,114,711
                                                       2009      1.884          1.964          3,691,501
                                                       2008      1.794          1.884          4,341,691
                                                       2007      1.768          1.794          5,729,137

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.449          1.391            989,711
                                                       2010      1.269          1.449          1,092,364
                                                       2009      0.858          1.269          1,225,533
                                                       2008      1.596          0.858          1,366,311
                                                       2007      1.338          1.596          1,525,285
                                                       2006      1.364          1.338          1,792,071

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.727          1.824            772,343
                                                       2010      1.608          1.727            900,447
                                                       2009      1.483          1.608            912,569
                                                       2008      1.549          1.483          1,000,624
                                                       2007      1.471          1.549          1,174,968
                                                       2006      1.409          1.471          1,056,800

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.153          1.166             65,224
                                                       2010      1.068          1.153            296,537
                                                       2009      0.970          1.068             52,151
                                                       2008      1.417          0.970                655

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.263          1.140          5,146,188
                                                       2010      1.064          1.263          6,464,939
                                                       2009      0.841          1.064          7,499,191

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.145          2.236                 --
                                                       2008      3.304          2.145                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.269          1.258          2,967,102
                                                       2010      1.281          1.269          3,207,184
                                                       2009      1.287          1.281          3,477,184
                                                       2008      1.262          1.287          3,634,201
                                                       2007      1.212          1.262          3,207,543
                                                       2006      1.180          1.212          4,060,443

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.650          0.644                 --
                                                       2008      1.097          0.650            125,917
                                                       2007      1.153          1.097            130,955

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.183          1.126          2,365,898
                                                       2010      1.066          1.183          2,841,349
                                                       2009      0.815          1.066          3,252,404
                                                       2008      1.314          0.815          3,790,112

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.782          0.818                 (0)
                                                       2008      1.431          0.782          7,966,193
                                                       2007      1.389          1.431          9,101,133
                                                       2006      1.364          1.389         10,883,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.424          1.324          2,171,857
                                                       2010      1.256          1.424          2,869,826
                                                       2009      1.041          1.256          3,669,342
                                                       2008      1.722          1.041          3,974,832
                                                       2007      1.670          1.722          4,536,921
                                                       2006      1.620          1.670          5,275,553

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.887          0.881            216,065
                                                       2010      0.804          0.887            206,439
                                                       2009      0.581          0.804            224,949
                                                       2008      0.873          0.581            222,609

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.993          1.079                 --
                                                       2010      0.866          0.993          2,517,023
                                                       2009      0.665          0.866          2,972,060
                                                       2008      1.127          0.665          2,988,634
                                                       2007      1.101          1.127          2,911,712
                                                       2006      1.000          1.101             16,445

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.219          1.248            808,386
                                                       2010      1.118          1.219          1,148,773
                                                       2009      0.936          1.118            916,633
                                                       2008      1.103          0.936            962,893
                                                       2007      1.054          1.103            704,546
                                                       2006      1.000          1.054              2,856

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.173          1.174          3,573,243
                                                       2010      1.061          1.173          4,431,751
                                                       2009      0.866          1.061          4,671,160
                                                       2008      1.114          0.866          5,232,956
                                                       2007      1.072          1.114          5,513,769
                                                       2006      1.000          1.072            135,541

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.121          1.095         24,760,682
                                                       2010      0.999          1.121         27,467,809
                                                       2009      0.797          0.999         31,114,397
                                                       2008      1.126          0.797         32,812,608
                                                       2007      1.089          1.126         35,938,012
                                                       2006      1.000          1.089            199,419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.065          1.016         21,734,745
                                                       2010      0.937          1.065         23,966,160
                                                       2009      0.733          0.937         27,022,278
                                                       2008      1.139          0.733         28,061,623
                                                       2007      1.107          1.139         30,615,628
                                                       2006      1.000          1.107             73,043

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.991          2.010          3,988,354
                                                       2010      1.749          1.991          4,743,551
                                                       2009      1.398          1.749          5,439,772
                                                       2008      2.242          1.398          3,700,377
                                                       2007      2.259          2.242          4,539,860

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.233          2.261          3,347,942
                                                       2010      2.050          2.233          3,492,519
                                                       2009      1.748          2.050          3,949,785
                                                       2008      2.270          1.748          3,973,527
                                                       2007      2.199          2.270          4,363,890
                                                       2006      2.048          2.199          4,296,637

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.347          1.346            575,454
                                                       2010      1.220          1.347            650,422
                                                       2009      1.019          1.220            468,846
                                                       2008      1.524          1.019            350,100
                                                       2007      1.428          1.524            279,865
                                                       2006      1.286          1.428             90,799

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.617          1.402          2,212,255
                                                       2010      1.508          1.617          2,611,723
                                                       2009      1.182          1.508          3,167,638
                                                       2008      2.060          1.182          3,556,252
                                                       2007      2.109          2.060          4,312,881

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.042          0.946            987,600
                                                       2010      0.907          1.042            731,472
                                                       2009      0.655          0.907            981,466
                                                       2008      1.112          0.655            711,991
                                                       2007      1.056          1.112            640,335
                                                       2006      0.996          1.056            269,988

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.905          1.811          1,714,791
                                                       2010      1.515          1.905          2,086,172
                                                       2009      1.213          1.515          2,407,802
                                                       2008      1.841          1.213          2,591,531
                                                       2007      1.893          1.841          3,253,451

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.500          1.467             33,576
                                                       2010      1.297          1.500            301,308
                                                       2009      0.915          1.297             30,679
                                                       2008      1.492          0.915             17,254

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.924          1.934          1,668,698
                                                       2010      1.441          1.924          1,715,278
                                                       2009      1.049          1.441          1,916,260
                                                       2008      1.589          1.049          1,990,998

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.221          2.311                 --
                                                       2006      2.081          2.221            946,748

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.971          2.064            723,323
                                                       2010      1.877          1.971            967,428
                                                       2009      1.813          1.877          1,011,639
                                                       2008      1.833          1.813          1,138,538
                                                       2007      1.770          1.833          1,296,896
                                                       2006      1.702          1.770          1,494,843

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.167          1.180                 --
                                                       2005      1.145          1.167          4,167,488
                                                       2004      1.144          1.145          3,813,983
                                                       2003      1.145          1.144          4,725,783
                                                       2002      1.140          1.145          4,862,455

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.129          1.196                 --
                                                       2005      1.077          1.129              4,091
                                                       2004      1.000          1.077              3,315

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.998          1.020                 --
                                                       2006      1.000          0.998              4,407
                                                       2005      1.000          1.000              1,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.445          1.497                 --
                                                       2008      1.391          1.445          1,542,234
                                                       2007      1.291          1.391          1,385,134
                                                       2006      1.255          1.291          1,270,331
                                                       2005      1.236          1.255          1,495,695
                                                       2004      1.189          1.236          1,382,613
                                                       2003      1.142          1.189          1,042,471
                                                       2002      1.056          1.142            889,048

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.006          0.936                 --
                                                       2007      0.921          1.006                 --
                                                       2006      0.836          0.921              1,698
                                                       2005      0.787          0.836             26,717
                                                       2004      0.738          0.787             17,365
                                                       2003      0.564          0.738             29,852
                                                       2002      0.808          0.564             55,233

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.449          1.572                 --
                                                       2006      1.145          1.449            394,641
                                                       2005      1.030          1.145            451,543
                                                       2004      0.894          1.030            422,444
                                                       2003      0.702          0.894            391,357
                                                       2002      0.860          0.702            361,446

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.023          2.166                 --
                                                       2006      1.741          2.023            628,760
                                                       2005      1.641          1.741            622,184
                                                       2004      1.312          1.641            585,757
                                                       2003      0.885          1.312            483,680
                                                       2002      1.092          0.885            354,693

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.953          1.017                 --
                                                       2005      0.885          0.953            912,697
                                                       2004      0.838          0.885          1,104,995
                                                       2003      0.654          0.838          1,071,564
                                                       2002      0.867          0.654          1,031,030

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.455          1.554                 --
                                                       2005      1.463          1.455                 --
                                                       2004      1.388          1.463                 --
                                                       2003      1.110          1.388                 --
                                                       2002      1.204          1.110                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.305          2.523                 --
                                                       2005      2.069          2.305          1,037,187
                                                       2004      1.793          2.069          1,060,803
                                                       2003      1.352          1.793          1,121,697
                                                       2002      1.593          1.352          1,139,600

  Travelers Equity Income Subaccount (7/97)..........  2006      1.538          1.620                 --
                                                       2005      1.486          1.538          6,984,373
                                                       2004      1.364          1.486          7,766,610
                                                       2003      1.050          1.364          8,505,278
                                                       2002      1.231          1.050          9,014,270

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.366          1.404                 --
                                                       2005      1.344          1.366            144,690
                                                       2004      1.229          1.344            145,493
                                                       2003      1.013          1.229            142,648
                                                       2002      0.985          1.013            136,893

  Travelers Federated Stock Subaccount (7/97)........  2006      1.581          1.641                 --
                                                       2005      1.515          1.581          1,265,945
                                                       2004      1.383          1.515          1,402,815
                                                       2003      1.093          1.383          1,405,284
                                                       2002      1.367          1.093          1,644,124

  Travelers Large Cap Subaccount (7/97)..............  2006      1.320          1.364                 --
                                                       2005      1.226          1.320          5,416,783
                                                       2004      1.161          1.226          6,291,689
                                                       2003      0.940          1.161          7,068,308
                                                       2002      1.228          0.940          7,267,402

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.246          1.326                 --
                                                       2005      1.122          1.246            401,825
                                                       2004      0.977          1.122            369,816
                                                       2003      0.814          0.977            410,094
                                                       2002      1.097          0.814            463,710

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.286          1.364                 --
                                                       2005      1.259          1.286          2,285,720
                                                       2004      1.113          1.259          2,446,747
                                                       2003      0.820          1.113          2,656,075
                                                       2002      1.617          0.820          2,515,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.979          2.048                 --
                                                       2005      1.940          1.979          4,969,495
                                                       2004      1.756          1.940          4,604,359
                                                       2003      1.520          1.756          4,176,293
                                                       2002      1.619          1.520          3,806,000

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.188          1.286                 --
                                                       2005      1.126          1.188              6,233
                                                       2004      1.000          1.126              3,503

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.159          1.334                 --
                                                       2005      1.068          1.159          1,203,096
                                                       2004      0.931          1.068          1,168,328
                                                       2003      0.730          0.931          1,114,148
                                                       2002      0.847          0.730          1,208,152

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.373          1.461                 --
                                                       2005      1.308          1.373            999,949
                                                       2004      1.187          1.308          1,089,065
                                                       2003      0.968          1.187          1,202,636
                                                       2002      1.399          0.968          1,171,906

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.063                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.558          1.577                 --
                                                       2005      1.516          1.558            531,932
                                                       2004      1.379          1.516            517,204
                                                       2003      1.164          1.379            513,026
                                                       2002      1.109          1.164            505,465

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.419          1.409                 --
                                                       2005      1.409          1.419          1,206,162
                                                       2004      1.376          1.409          1,257,867
                                                       2003      1.298          1.376          1,262,182
                                                       2002      1.238          1.298          1,222,675

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.517          1.587                 --
                                                       2005      1.501          1.517          6,825,267
                                                       2004      1.374          1.501          7,455,295
                                                       2003      1.046          1.374          8,333,571
                                                       2002      1.589          1.046          8,885,320

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.187                 --
                                                       2005      1.000          1.029                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.762          1.702                 --
                                                       2005      1.704          1.762          2,180,068
                                                       2004      1.620          1.704          2,433,134
                                                       2003      1.591          1.620          2,731,377
                                                       2002      1.413          1.591          2,516,486

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.068          1.038                 --
                                                       2008      1.679          1.068            500,540
                                                       2007      1.734          1.679            388,982
                                                       2006      1.508          1.734            259,543
                                                       2005      1.462          1.508            158,092
                                                       2004      1.256          1.462            103,874
                                                       2003      1.000          1.256             62,135

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.580          0.595                 --
                                                       2008      1.027          0.580              8,840
                                                       2007      0.922          1.027              8,548
                                                       2006      0.871          0.922             19,445
                                                       2005      0.815          0.871             24,092
                                                       2004      0.792          0.815             43,549
                                                       2003      0.636          0.792             31,131
                                                       2002      0.911          0.636             28,795

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.187          2.010            230,633
                                                       2010      1.882          2.187            255,962
                                                       2009      1.186          1.882            244,168
                                                       2008      2.158          1.186            234,210
                                                       2007      2.193          2.158            298,662
                                                       2006      1.912          2.193            317,517
                                                       2005      1.656          1.912            364,461
                                                       2004      1.431          1.656            363,799
                                                       2003      1.043          1.431            352,110
                                                       2002      1.370          1.043            363,737

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.896          0.856                --
                                                       2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.596          1.437           383,744
                                                       2010      1.444          1.596           425,037
                                                       2009      1.027          1.444           438,603
                                                       2008      1.686          1.027           435,468
                                                       2007      1.485          1.686           339,254
                                                       2006      1.247          1.485           119,009
                                                       2005      1.106          1.247            23,568
                                                       2004      1.000          1.106                --

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.355          1.282         1,046,208
                                                       2010      1.155          1.355         1,070,611
                                                       2009      0.838          1.155           979,478
                                                       2008      1.513          0.838           780,124
                                                       2007      1.362          1.513           611,108
                                                       2006      1.250          1.362           265,631
                                                       2005      1.088          1.250            81,797
                                                       2004      1.000          1.088             2,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.173          1.139           910,550
                                                       2010      1.065          1.173           951,371
                                                       2009      0.821          1.065           948,808
                                                       2008      1.336          0.821         1,334,238
                                                       2007      1.287          1.336         1,337,881
                                                       2006      1.130          1.287           474,036
                                                       2005      1.080          1.130           445,525
                                                       2004      1.000          1.080             3,166

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      2.898          2.827           115,261
                                                       2010      2.216          2.898           124,504
                                                       2009      1.701          2.216           154,862
                                                       2008      2.453          1.701           175,238
                                                       2007      2.658          2.453           173,916
                                                       2006      2.314          2.658           124,764
                                                       2005      2.139          2.314           105,070
                                                       2004      1.781          2.139           137,100
                                                       2003      1.269          1.781           113,727
                                                       2002      1.360          1.269            82,340

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.343          1.287                --
                                                       2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.637          1.548                --
                                                       2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.579          1.517           539,439
                                                       2010      1.366          1.579           598,468
                                                       2009      1.020          1.366           607,143
                                                       2008      1.800          1.020           679,759
                                                       2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.227          1.180                --
                                                       2010      1.052          1.227                --
                                                       2009      0.784          1.052                --
                                                       2008      1.352          0.784               618
                                                       2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.865          1.862            54,453
                                                       2010      1.638          1.865            61,084
                                                       2009      1.273          1.638            82,258

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
     (11/97).........................................

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.495          1.538             2,337
                                                       2010      1.329          1.495             2,480
                                                       2009      0.934          1.329            28,085

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.391          2.107         1,156,428
                                                       2010      1.881          2.391         1,328,863
                                                       2009      1.362          1.881         1,471,651
                                                       2008      2.281          1.362         1,777,391
                                                       2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.461          1.710                --
                                                       2005      1.337          1.461            42,785
                                                       2004      1.201          1.337            25,753
                                                       2003      1.000          1.201                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.318          1.928           175,694
                                                       2010      1.994          2.318           179,555
                                                       2009      1.169          1.994           165,409
                                                       2008      2.499          1.169           186,090
                                                       2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.473          1.302           308,682
                                                       2010      1.375          1.473           363,643
                                                       2009      1.015          1.375           331,192
                                                       2008      1.722          1.015           363,195
                                                       2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.209          1.456                --
                                                       2005      1.123          1.209           901,050
                                                       2004      1.000          1.123                --



High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.276          1.240            48,843
                                                       2010      1.028          1.276            45,118
                                                       2009      0.720          1.028            53,522
                                                       2008      1.297          0.720            84,929
                                                       2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.865          0.736            18,713
                                                       2010      0.758          0.865            18,713
                                                       2009      0.558          0.758            23,849
                                                       2008      1.022          0.558            29,758
                                                       2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.156          1.302                --
                                                       2005      1.124          1.156            18,518
                                                       2004      1.000          1.124             1,038

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.976          1.040                --
                                                       2006      0.920          0.976                --
                                                       2005      0.875          0.920                --
                                                       2004      0.861          0.875               453
                                                       2003      0.648          0.861               453
                                                       2002      0.896          0.648                38

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.051          1.064           205,748
                                                       2010      0.850          1.051           242,292
                                                       2009      0.639          0.850           413,265
                                                       2008      1.085          0.639           457,745
                                                       2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.197          1.214            43,752
                                                       2010      1.075          1.197            36,540
                                                       2009      0.891          1.075            66,166
                                                       2008      1.275          0.891            63,516
                                                       2007      1.189          1.275            61,478
                                                       2006      1.048          1.189            45,723
                                                       2005      1.016          1.048            47,958
                                                       2004      0.945          1.016            25,317
                                                       2003      0.767          0.945             5,257
                                                       2002      0.941          0.767               361

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.932          1.014                --
                                                       2010      0.843          0.932             3,212
                                                       2009      0.698          0.843            25,106
                                                       2008      0.989          0.698            21,763
                                                       2007      0.940          0.989            19,653
                                                       2006      0.806          0.940            31,397
                                                       2005      0.817          0.806            28,767
                                                       2004      0.799          0.817            74,501
                                                       2003      0.655          0.799            56,049
                                                       2002      0.895          0.655            11,089

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.273          1.358             4,058
                                                       2010      1.147          1.273             1,506
                                                       2009      0.944          1.147             9,035
                                                       2008      1.470          0.944            11,216
                                                       2007      1.458          1.470            15,300

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.164          1.079           181,822
                                                       2010      1.010          1.164           267,353
                                                       2009      0.790          1.010           431,207
                                                       2008      1.259          0.790           388,104
                                                       2007      1.258          1.259           425,734
                                                       2006      1.089          1.258           102,989
                                                       2005      1.052          1.089            89,441
                                                       2004      0.983          1.052            76,994
                                                       2003      0.717          0.983            52,791
                                                       2002      0.922          0.717            27,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.541          1.513           412,388
                                                       2010      1.419          1.541           456,686
                                                       2009      1.008          1.419           507,985
                                                       2008      1.626          1.008           529,873
                                                       2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.671          1.734            88,492
                                                       2010      1.544          1.671            95,707
                                                       2009      1.255          1.544           219,616
                                                       2008      1.971          1.255           282,522
                                                       2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.352          1.355            98,991
                                                       2010      1.092          1.352           103,546
                                                       2009      0.774          1.092           144,323
                                                       2008      1.320          0.774           135,319
                                                       2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.672          0.656                --
                                                       2008      1.088          0.672           850,955
                                                       2007      1.049          1.088           860,972
                                                       2006      0.922          1.049           706,127
                                                       2005      0.895          0.922           626,919
                                                       2004      0.821          0.895         1,472,371
                                                       2003      0.650          0.821         1,587,411
                                                       2002      0.847          0.650         1,834,601

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.050          1.132                (0)
                                                       2010      1.024          1.050            96,385
                                                       2009      0.805          1.024           170,445
                                                       2008      1.440          0.805           216,559
                                                       2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.906          1.884           151,574
                                                       2010      1.719          1.906           163,185
                                                       2009      1.415          1.719           186,027
                                                       2008      1.914          1.415           257,988
                                                       2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.019          1.008                --
                                                       2010      0.944          1.019                --
                                                       2009      0.813          0.944                --
                                                       2008      1.044          0.813             7,553
                                                       2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.873          1.896            22,363
                                                       2010      1.624          1.873            36,615
                                                       2009      1.027          1.624            53,049
                                                       2008      1.484          1.027            62,411
                                                       2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.319          1.314                --
                                                       2009      1.332          1.319            77,076
                                                       2008      1.313          1.332           680,677
                                                       2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.292          1.380                --
                                                       2006      1.157          1.292            47,691
                                                       2005      1.116          1.157            34,134
                                                       2004      0.977          1.116             5,571
                                                       2003      0.696          0.977             1,974
                                                       2002      0.947          0.696            42,437

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.422          1.465                --
                                                       2006      1.277          1.422            21,039
                                                       2005      1.251          1.277            22,927
                                                       2004      1.163          1.251            18,533
                                                       2003      1.015          1.163            23,633
                                                       2002      1.103          1.015            25,428

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.311          1.365                --
                                                       2006      1.131          1.311             4,666
                                                       2005      1.108          1.131               546
                                                       2004      1.000          1.108                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.380          1.523                --
                                                       2006      1.243          1.380             1,859
                                                       2005      1.162          1.243               135
                                                       2004      1.000          1.162                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.479          2.393                --
                                                       2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.854          1.880           189,908
                                                       2010      1.613          1.854           228,281
                                                       2009      1.107          1.613           382,881
                                                       2008      1.476          1.107           452,850
                                                       2007      1.453          1.476           610,595
                                                       2006      1.374          1.453            16,710

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.182          1.171            55,400
                                                       2010      1.063          1.182           100,710
                                                       2009      0.902          1.063           108,152
                                                       2008      1.455          0.902            92,630
                                                       2007      1.440          1.455            49,767

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.914          0.856           576,141
                                                       2010      0.795          0.914           582,009
                                                       2009      0.596          0.795           664,240
                                                       2008      1.031          0.596           754,036
                                                       2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.208          1.073            44,246
                                                       2010      1.022          1.208            41,582
                                                       2009      0.801          1.022            36,841
                                                       2008      1.083          0.801            30,583
                                                       2007      1.107          1.083            22,114
                                                       2006      1.035          1.107            14,240

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.996          0.964           159,420
                                                       2010      0.898          0.996           136,063
                                                       2009      0.703          0.898           114,317
                                                       2008      1.001          0.703            35,164

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.948          0.892            78,944
                                                       2010      0.845          0.948           101,434
                                                       2009      0.637          0.845            68,849
                                                       2008      1.000          0.637            38,987

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.021          1.011            70,104
                                                       2010      0.940          1.021            82,074
                                                       2009      0.770          0.940           146,535
                                                       2008      1.002          0.770               530

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.469          1.249           126,119
                                                       2010      1.273          1.469           124,339
                                                       2009      0.829          1.273           152,308
                                                       2008      1.414          0.829           100,100
                                                       2007      1.443          1.414           155,034
                                                       2006      1.305          1.443            81,224

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.308          1.282            27,593
                                                       2010      1.046          1.308            25,189
                                                       2009      0.788          1.046            22,489
                                                       2008      1.299          0.788            43,918
                                                       2007      1.180          1.299            39,488
                                                       2006      1.185          1.180            29,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.567          2.352         1,162,410
                                                       2010      2.367          2.567         1,309,700
                                                       2009      1.672          2.367         1,633,919
                                                       2008      2.909          1.672         2,021,781
                                                       2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.503          2.347           210,836
                                                       2010      2.054          2.503           276,944
                                                       2009      1.515          2.054           318,840
                                                       2008      1.089          1.515           358,519
                                                       2007      1.225          1.089               202

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.775          0.791            22,620
                                                       2010      0.633          0.775            17,201
                                                       2009      0.482          0.633               458
                                                       2008      0.763          0.482                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.592          1.577                --
                                                       2008      2.154          1.592           543,843
                                                       2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.676          0.720                --
                                                       2010      0.638          0.676             2,108
                                                       2009      0.467          0.638               143
                                                       2008      0.894          0.467                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.105          3.031            12,144
                                                       2010      2.566          3.105            11,826
                                                       2009      1.841          2.566            11,841
                                                       2008      3.058          1.841            41,098
                                                       2007      2.537          3.058           123,796

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.076          2.151            34,933
                                                       2010      1.855          2.076            39,173
                                                       2009      1.369          1.855            34,059
                                                       2008      1.697          1.369            30,128
                                                       2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.290          1.228            54,327
                                                       2010      1.039          1.290            54,704
                                                       2009      0.831          1.039            41,692
                                                       2008      1.373          0.831            21,959
                                                       2007      1.507          1.373            82,665

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.624          0.594                 0
                                                       2008      1.101          0.624            50,499
                                                       2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.062          0.911           670,237

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.520          2.839            30,678
                                                       2010      2.871          3.520            41,359
                                                       2009      1.717          2.871            59,930
                                                       2008      3.893          1.717            57,856
                                                       2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.325          1.169           110,476
                                                       2010      1.203          1.325            64,304
                                                       2009      0.925          1.203            62,342
                                                       2008      1.623          0.925            73,269
                                                       2007      1.541          1.623            61,884

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.036          0.953            19,936
                                                       2010      0.793          1.036            17,715
                                                       2009      0.510          0.793            15,868
                                                       2008      0.917          0.510             2,745

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.883          0.864            84,132
                                                       2010      0.814          0.883            79,814
                                                       2009      0.572          0.814           137,194
                                                       2008      1.018          0.572           478,919

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.249          1.377           233,791
                                                       2010      1.170          1.249           233,097
                                                       2009      1.000          1.170           259,025
                                                       2008      1.083          1.000           201,107
                                                       2007      1.020          1.083             3,502

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.758          1.793           508,642
                                                       2010      1.644          1.758           578,756
                                                       2009      1.471          1.644           532,062

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.491          1.407            92,595
                                                       2010      1.298          1.491            97,643
                                                       2009      1.060          1.298           103,948
                                                       2008      1.596          1.060           147,414
                                                       2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.120          1.239                --
                                                       2006      1.061          1.120                64

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.171          2.224           162,513
                                                       2010      1.958          2.171           165,254
                                                       2009      1.488          1.958           180,217
                                                       2008      1.687          1.488           365,236
                                                       2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.948          0.899           272,633
                                                       2010      0.819          0.948           335,717
                                                       2009      0.700          0.819           383,584
                                                       2008      1.111          0.700           344,914
                                                       2007      1.081          1.111           323,935
                                                       2006      1.001          1.081           238,788

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.311          1.180           234,467
                                                       2010      1.106          1.311           322,476
                                                       2009      0.885          1.106           355,916
                                                       2008      1.276          0.885           433,632
                                                       2007      1.331          1.276           534,019
                                                       2006      1.302          1.331            51,735

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.503          1.464           133,958
                                                       2010      1.324          1.503           155,897
                                                       2009      1.058          1.324           147,107

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.992          2.117           287,632
                                                       2010      1.900          1.992           304,159
                                                       2009      1.827          1.900           328,897
                                                       2008      1.744          1.827           426,703
                                                       2007      1.720          1.744           499,566

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.405          1.346           177,509
                                                       2010      1.234          1.405           218,821
                                                       2009      0.837          1.234           316,288
                                                       2008      1.560          0.837           356,043
                                                       2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.671          1.760           345,369
                                                       2010      1.560          1.671           315,228
                                                       2009      1.441          1.560           351,895
                                                       2008      1.510          1.441           379,320
                                                       2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.659          1.703           307,575
                                                       2010      1.531          1.659           354,602
                                                       2009      1.320          1.531           475,581
                                                       2008      1.776          1.320            80,729
                                                       2007      1.757          1.776           188,221

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.128          1.138             9,497
                                                       2010      1.048          1.128             6,667
                                                       2009      0.954          1.048             5,411
                                                       2008      1.396          0.954                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.221          1.099           502,741
                                                       2010      1.031          1.221           595,483
                                                       2009      0.816          1.031           916,928

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.070          2.794                --
                                                       2008      3.194          2.070                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.231          1.217         2,588,171
                                                       2010      1.245          1.231         2,791,932
                                                       2009      1.254          1.245         2,805,600
                                                       2008      1.233          1.254         3,192,687
                                                       2007      1.188          1.233         3,278,590
                                                       2006      1.158          1.188         3,215,541

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.645          0.639                --
                                                       2008      1.092          0.645             1,731
                                                       2007      1.150          1.092             4,408

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.147          1.088           303,370
                                                       2010      1.036          1.147           332,691
                                                       2009      0.794          1.036           379,785
                                                       2008      1.282          0.794           466,832

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.795                (0)
                                                       2008      1.394          0.760         1,168,891
                                                       2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.377          1.277           152,347
                                                       2010      1.217          1.377           164,483
                                                       2009      1.012          1.217           269,013
                                                       2008      1.678          1.012           274,630
                                                       2007      1.631          1.678           338,801
                                                       2006      1.585          1.631           382,714

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.865          0.857            31,904
                                                       2010      0.786          0.865            34,134
                                                       2009      0.570          0.786            30,990
                                                       2008      0.858          0.570            45,078

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.981          1.065                --
                                                       2010      0.858          0.981           376,649
                                                       2009      0.660          0.858           385,597
                                                       2008      1.121          0.660           417,149
                                                       2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.204          1.229           332,770
                                                       2010      1.107          1.204           368,759
                                                       2009      0.929          1.107           447,744
                                                       2008      1.098          0.929           200,478
                                                       2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.158          1.157         1,487,486
                                                       2010      1.051          1.158         1,494,445
                                                       2009      0.859          1.051         1,374,926
                                                       2008      1.109          0.859         1,572,585
                                                       2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.107          1.079         4,808,567
                                                       2010      0.989          1.107         4,765,998
                                                       2009      0.791          0.989         4,738,265
                                                       2008      1.121          0.791         5,929,292
                                                       2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.052          1.001         2,991,247
                                                       2010      0.928          1.052         3,104,348
                                                       2009      0.727          0.928         3,568,201
                                                       2008      1.134          0.727         4,543,502
                                                       2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.921          1.935           715,941
                                                       2010      1.692          1.921           697,013
                                                       2009      1.356          1.692         1,021,123
                                                       2008      2.180          1.356           824,665
                                                       2007      2.197          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.154          2.177         1,626,988
                                                       2010      1.984          2.154         1,746,941
                                                       2009      1.695          1.984         2,269,079
                                                       2008      2.207          1.695         2,484,195
                                                       2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.325          1.321         1,632,316
                                                       2010      1.203          1.325         1,772,834
                                                       2009      1.007          1.203         1,913,290
                                                       2008      1.510          1.007         2,054,169
                                                       2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.560          1.349           409,104
                                                       2010      1.459          1.560           405,607
                                                       2009      1.147          1.459           426,910
                                                       2008      2.003          1.147           446,421
                                                       2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.044          0.947           103,855
                                                       2010      0.909          1.044           116,468
                                                       2009      0.655          0.909           166,216
                                                       2008      1.111          0.655           380,955
                                                       2007      1.056          1.111           510,670
                                                       2006      0.996          1.056           916,784

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.030          0.933           809,087
                                                       2010      0.899          1.030           912,693
                                                       2009      0.651          0.899         1,028,396
                                                       2008      1.107          0.651         1,222,749
                                                       2007      1.054          1.107         1,332,839
                                                       2006      0.996          1.054         1,236,065

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.839          1.743           306,203
                                                       2010      1.466          1.839           342,008
                                                       2009      1.176          1.466           354,741
                                                       2008      1.790          1.176           514,574
                                                       2007      1.842          1.790           479,012

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.455          1.419            23,928
                                                       2010      1.261          1.455            25,576
                                                       2009      0.892          1.261            13,023
                                                       2008      1.457          0.892            13,043

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.866          1.871           401,193
                                                       2010      1.401          1.866           444,326
                                                       2009      1.023          1.401           539,837
                                                       2008      1.551          1.023           646,804

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.902          1.987           339,470
                                                       2010      1.816          1.902           349,233
                                                       2009      1.758          1.816           408,689
                                                       2008      1.782          1.758           484,798
                                                       2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.146          1.158                --
                                                       2005      1.127          1.146         1,320,152
                                                       2004      1.128          1.127           627,877
                                                       2003      1.133          1.128           590,251
                                                       2002      1.130          1.133           647,155

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.124          1.190                --
                                                       2005      1.076          1.124                --
                                                       2004      1.000          1.076                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.994          1.016                --
                                                       2006      0.999          0.994                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.418          1.467                --
                                                       2008      1.368          1.418           315,874
                                                       2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      0.990          0.920                --
                                                       2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997

  Travelers Equity Income Subaccount (7/97)..........  2006      1.506          1.585                --
                                                       2005      1.458          1.506           365,688
                                                       2004      1.343          1.458         1,272,888
                                                       2003      1.035          1.343         1,348,991
                                                       2002      1.217          1.035         1,535,264

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.338          1.374                --
                                                       2005      1.320          1.338            14,688
                                                       2004      1.210          1.320             7,239
                                                       2003      1.000          1.210             9,450
                                                       2002      0.975          1.000             8,869

  Travelers Federated Stock Subaccount (7/97)........  2006      1.548          1.605                --
                                                       2005      1.487          1.548            71,923
                                                       2004      1.360          1.487           108,852
                                                       2003      1.078          1.360           138,814
                                                       2002      1.352          1.078           128,587

  Travelers Large Cap Subaccount (7/97)..............  2006      1.293          1.334                --
                                                       2005      1.203          1.293           453,634
                                                       2004      1.143          1.203           668,030
                                                       2003      0.927          1.143           708,142
                                                       2002      1.215          0.927           694,193

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.135          1.305                --
                                                       2005      1.048          1.135            87,375
                                                       2004      0.916          1.048           191,964
                                                       2003      0.720          0.916           164,252
                                                       2002      0.837          0.720           142,840

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.061                --
                                                       2005      1.000          1.007                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.028          1.185                --
                                                       2005      1.000          1.028                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.053          1.023                --
                                                       2008      1.659          1.053           145,603
                                                       2007      1.719          1.659           146,226
                                                       2006      1.498          1.719           124,551
                                                       2005      1.455          1.498           138,328
                                                       2004      1.254          1.455            77,925
                                                       2003      1.000          1.254                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.569          0.584                --
                                                       2008      1.010          0.569             8,318
                                                       2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.121          1.945            31,033
                                                       2010      1.830          2.121            33,357
                                                       2009      1.156          1.830            36,194
                                                       2008      2.108          1.156            32,671
                                                       2007      2.148          2.108            28,034
                                                       2006      1.877          2.148            26,730
                                                       2005      1.630          1.877            24,512
                                                       2004      1.412          1.630            30,327
                                                       2003      1.032          1.412            30,187
                                                       2002      1.359          1.032            26,072




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Metropolitan Series Fund, Inc.s, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio -- Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.